UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)    (Zip code)
Marie Chandoha
Schwab Investments
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: September 1, 2012 — November 30, 2012

Item 1. Schedule of Investments.

Schwab Investments
Schwab Short-Term Bond Market Fund™

Portfolio Holdings as of November 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

72.2%	U.S. Government and Government Agencies	316,658,350	320,162,234
6.8%	Foreign Securities	29,552,920	30,231,261
20.2%	Corporate Bonds	87,481,694	89,717,262
0.2%	Municipal Bonds	701,897	713,789
0.1%	Other Investment Company	490,383	490,383

99.5%	Total Investments	434,885,244	441,314,929
0.0%	Collateral Invested for Securities on Loan	163,300	163,300
0.5%	Other Assets and Liabilities, Net		2,253,135

100.0%	Net Assets		443,731,364

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government and Government Agencies 72.2% of net assets

U.S. Government Agency Securities 10.1%
Fannie Mae
0.75%, 12/18/13	1,000,000	1,006,035
2.75%, 02/05/14	1,250,000	1,288,149
0.75%, 12/19/14	1,750,000	1,766,394
0.63%, 01/30/15 (b)	2,000,000	2,001,604
0.38%, 03/16/15	4,500,000	4,507,285
0.50%, 09/28/15	500,000	501,947
2.38%, 04/11/16	2,000,000	2,131,320
1.25%, 09/28/16	1,000,000	1,029,590
1.30%, 05/10/17 (b)	1,000,000	1,005,238
1.20%, 07/17/17 (b)	1,500,000	1,507,967
0.88%, 08/28/17	1,000,000	1,011,835
0.88%, 10/26/17	1,000,000	1,009,443
Federal Farm Credit Bank
0.37%, 06/11/14 (b)	750,000	750,685
0.55%, 08/17/15	1,000,000	1,002,862
4.88%, 12/16/15	150,000	171,048
Federal Home Loan Bank
0.38%, 01/29/14	2,250,000	2,254,162
5.50%, 08/13/14	2,000,000	2,179,390
0.33%, 08/15/14 (b)	1,500,000	1,500,875
4.88%, 05/17/17	1,500,000	1,780,546
1.00%, 06/21/17	1,000,000	1,016,593
Freddie Mac
0.40%, 02/27/14 (b)	1,000,000	1,000,630
0.65%, 06/27/14 (b)	1,500,000	1,500,402
3.00%, 07/28/14	1,500,000	1,566,526
1.00%, 07/30/14	1,000,000	1,012,604
0.63%, 12/29/14	2,500,000	2,517,145
0.50%, 04/17/15	1,000,000	1,004,661
1.75%, 09/10/15	500,000	519,316
2.50%, 05/27/16	2,000,000	2,144,198
2.00%, 08/25/16	2,000,000	2,111,224
1.00%, 03/08/17	1,000,000	1,016,786
1.00%, 06/29/17	1,000,000	1,017,412

		44,833,872

U.S. Treasury Obligations 62.1%
U.S. Treasury Bond
10.63%, 08/15/15	2,000,000	2,554,062
U.S. Treasury Notes
0.13%, 12/31/13	7,750,000	7,744,249
1.50%, 12/31/13	6,500,000	6,590,902
0.25%, 01/31/14	1,500,000	1,500,762
4.00%, 02/15/14	1,000,000	1,045,352
0.25%, 02/28/14	3,000,000	3,001,407
1.25%, 03/15/14	5,750,000	5,825,469
0.25%, 03/31/14	6,500,000	6,502,795
1.25%, 04/15/14	2,000,000	2,027,892
0.25%, 04/30/14	4,500,000	4,501,935
1.88%, 04/30/14	1,000,000	1,023,203
1.00%, 05/15/14	700,000	707,820
2.25%, 05/31/14	5,000,000	5,150,390
0.25%, 06/30/14	2,500,000	2,500,685
2.63%, 06/30/14	1,250,000	1,296,826
0.63%, 07/15/14	1,000,000	1,006,289
0.13%, 07/31/14	10,000,000	9,981,250
2.63%, 07/31/14	1,000,000	1,039,531
0.25%, 08/31/14	1,750,000	1,750,343
2.38%, 08/31/14	2,475,000	2,566,555
0.25%, 09/15/14	14,000,000	14,001,092
0.25%, 09/30/14	3,000,000	3,000,468
2.38%, 09/30/14	1,600,000	1,662,062
2.38%, 10/31/14	1,000,000	1,040,313
4.25%, 11/15/14	3,000,000	3,232,851
0.25%, 11/30/14	5,000,000	5,000,780
2.13%, 11/30/14	2,000,000	2,074,062
0.25%, 12/15/14	3,000,000	2,999,532
2.63%, 12/31/14	2,500,000	2,622,853
2.25%, 01/31/15	5,000,000	5,213,280
0.25%, 02/15/15	3,000,000	2,998,593
2.38%, 02/28/15	3,000,000	3,140,391
0.38%, 03/15/15	3,400,000	3,407,970
0.38%, 04/15/15	4,600,000	4,610,065
2.50%, 04/30/15	2,500,000	2,633,008
0.25%, 05/15/15	6,000,000	5,995,314
2.13%, 05/31/15	2,500,000	2,613,673
0.38%, 06/15/15	1,250,000	1,252,638
1.88%, 06/30/15	2,350,000	2,445,285
0.25%, 07/15/15	10,000,000	9,988,280
1.75%, 07/31/15	750,000	778,652
0.25%, 08/15/15	2,000,000	1,997,188
1.25%, 08/31/15	4,000,000	4,102,812
0.25%, 09/15/15	4,500,000	4,492,620

 1

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
1.25%, 09/30/15	1,000,000	1,026,328
0.25%, 10/15/15	4,750,000	4,741,464
1.25%, 10/31/15	7,000,000	7,187,579
0.38%, 11/15/15	7,000,000	7,011,487
1.38%, 11/30/15	1,000,000	1,030,781
2.13%, 12/31/15	750,000	790,723
2.00%, 01/31/16	335,000	352,326
2.13%, 02/29/16	1,000,000	1,057,031
2.63%, 02/29/16	750,000	804,785
2.25%, 03/31/16	1,000,000	1,062,266
2.38%, 03/31/16	1,500,000	1,599,141
2.00%, 04/30/16	2,000,000	2,110,156
1.75%, 05/31/16	4,000,000	4,188,440
3.25%, 05/31/16	1,000,000	1,098,828
1.50%, 06/30/16	3,500,000	3,636,171
1.50%, 07/31/16	1,100,000	1,143,484
1.00%, 08/31/16	4,500,000	4,595,976
3.00%, 08/31/16	1,000,000	1,095,391
1.00%, 09/30/16	2,000,000	2,042,970
3.13%, 10/31/16	4,500,000	4,966,173
4.63%, 11/15/16	3,500,000	4,070,391
2.75%, 11/30/16	2,500,000	2,726,173
3.25%, 12/31/16	7,500,000	8,340,825
1.00%, 03/31/17	5,000,000	5,104,300
0.88%, 04/30/17	4,500,000	4,569,259
3.13%, 04/30/17	600,000	667,922
0.63%, 05/31/17	9,000,000	9,038,673
0.75%, 06/30/17	2,500,000	2,523,048
0.50%, 07/31/17	5,000,000	4,985,550
2.38%, 07/31/17	1,000,000	1,083,047
0.63%, 08/31/17	7,000,000	7,018,046
0.63%, 09/30/17	3,500,000	3,506,017
0.75%, 10/31/17	4,000,000	4,029,064
0.63%, 11/30/17	6,500,000	6,503,048

		275,328,362

Total U.S. Government and Government Agencies
(Cost $316,658,350)		320,162,234

Foreign Securities 6.8% of net assets

Foreign Agencies 2.2%

Austria 0.1%
Oesterreichische Kontrollbank AG
1.13%, 07/06/15	200,000	203,120
1.75%, 10/05/15	300,000	309,754

		512,874

Canada 0.0%
Export Development Canada
3.13%, 04/24/14	200,000	207,891

Cayman Islands 0.1%
Petrobras International Finance Co.
7.75%, 09/15/14	100,000	110,625
2.88%, 02/06/15	300,000	309,506
3.88%, 01/27/16	200,000	212,916

		633,047

Germany 1.2%
Kreditanstalt Fuer Wiederaufbau
1.38%, 01/13/14 (d)	750,000	758,946
3.50%, 03/10/14 (d)	250,000	260,008
2.63%, 03/03/15 (d)	1,000,000	1,049,675
2.63%, 02/16/16 (d)	725,000	772,358
2.00%, 06/01/16 (d)	950,000	995,111
4.88%, 01/17/17 (d)	1,200,000	1,403,171

		5,239,269

Japan 0.3%
Japan Finance Corp.
2.88%, 02/02/15	600,000	631,704
2.25%, 07/13/16	400,000	423,359
Japan Finance Organization for Municipalities
5.00%, 05/16/17	200,000	235,399

		1,290,462

Mexico 0.1%
Petroleos Mexicanos
4.88%, 03/15/15	250,000	270,000

Norway 0.0%
Statoilhydro A.S.A.
3.88%, 04/15/14	150,000	156,592

Republic of Korea 0.3%
Export-Import Bank of Korea
8.13%, 01/21/14	200,000	216,082
5.88%, 01/14/15	250,000	274,535
4.00%, 01/11/17	600,000	656,104

		1,146,721

Sweden 0.1%
Svensk Exportkredit AB
3.25%, 09/16/14	200,000	209,711
1.75%, 05/30/17	150,000	154,652

		364,363

		9,821,219

Foreign Local Government 0.7%

Canada 0.7%
Hydro Quebec
2.00%, 06/30/16	500,000	522,501
Province of British Columbia
2.85%, 06/15/15	300,000	318,285
Province of Manitoba
1.38%, 04/28/14	150,000	152,198
Province of Nova Scotia
5.13%, 01/26/17	300,000	352,565
Province of Ontario
1.38%, 01/27/14	450,000	455,470
4.10%, 06/16/14	600,000	634,172
1.88%, 09/15/15	550,000	570,887
2.30%, 05/10/16	300,000	316,642

		3,322,720

Sovereign 0.8%

Brazil 0.1%
Federative Republic of Brazil
7.88%, 03/07/15	300,000	347,700

Canada 0.1%
Canada Government International Bond
0.88%, 02/14/17	300,000	303,462

Colombia 0.1%
Republic of Colombia
7.38%, 01/27/17	300,000	373,500

2

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Italy 0.1%
Republic of Italy
3.13%, 01/26/15	800,000	812,899
4.75%, 01/25/16	100,000	104,586

		917,485

Mexico 0.1%
United Mexican States
5.88%, 01/15/14	125,000	131,563
6.63%, 03/03/15	125,000	140,687
5.63%, 01/15/17	300,000	351,000

		623,250

Panama 0.1%
Republic of Panama
7.25%, 03/15/15	250,000	283,125

Poland 0.1%
Republic of Poland
5.25%, 01/15/14	350,000	368,480

Republic of Korea 0.1%
Republic of Korea
5.13%, 12/07/16	250,000	291,610

		3,508,612

Supranational 3.1%
African Development Bank
6.88%, 10/15/15	250,000	287,665
Asian Development Bank
2.75%, 05/21/14	750,000	776,732
2.63%, 02/09/15	500,000	524,729
Corp. Andina de Fomento S.A.
5.75%, 01/12/17	100,000	114,425
Council of Europe Development Bank
1.50%, 02/22/17	400,000	410,659
European Bank for Reconstruction & Development
5.00%, 05/19/14	300,000	319,930
1.63%, 09/03/15	200,000	206,172
1.00%, 02/16/17	250,000	254,317
European Investment Bank
3.13%, 06/04/14	1,400,000	1,456,606
1.63%, 09/01/15	300,000	308,877
4.88%, 02/16/16	600,000	680,491
2.25%, 03/15/16	500,000	525,867
2.50%, 05/16/16	350,000	371,842
5.13%, 09/13/16	350,000	406,950
4.88%, 01/17/17	700,000	816,975
1.75%, 03/15/17	1,500,000	1,562,144
Inter-American Development Bank
3.00%, 04/22/14	1,200,000	1,245,770
International Bank for Reconstruction & Development
0.50%, 03/26/14 (b)	250,000	250,875
2.13%, 03/15/16	500,000	527,414
0.88%, 04/17/17	1,200,000	1,221,571
International Finance Corp.
3.00%, 04/22/14	650,000	674,434
2.25%, 04/11/16	200,000	212,157
Nordic Investment Bank
2.50%, 07/15/15	400,000	422,108

		13,578,710

Total Foreign Securities
(Cost $29,552,920)		30,231,261

Corporate Bonds 20.2% of net assets

Finance 8.9%

Banking 6.5%
American Express Co.
6.80%, 09/01/66 (a)(b)	200,000	215,750
American Express Credit Corp.
5.13%, 08/25/14	500,000	537,760
2.38%, 03/24/17	500,000	526,112
Bank of America Corp.
7.38%, 05/15/14	500,000	543,131
1.50%, 10/09/15	1,000,000	1,004,250
6.50%, 08/01/16	125,000	145,315
3.88%, 03/22/17	500,000	544,265
6.00%, 09/01/17	250,000	291,198
Bank of Montreal
1.75%, 04/29/14	200,000	203,525
Bank of Nova Scotia
3.40%, 01/22/15	275,000	291,004
2.05%, 10/07/15	300,000	311,561
Bank One Corp.
4.90%, 04/30/15	300,000	323,263
Barclays Bank PLC
5.20%, 07/10/14	700,000	745,943
BB&T Corp.
5.20%, 12/23/15	175,000	195,081
4.90%, 06/30/17	250,000	284,695
BNP Paribas
3.60%, 02/23/16	500,000	531,093
Canadian Imperial Bank of Commerce
2.35%, 12/11/15	200,000	208,508
Capital One Financial Corp.
2.15%, 03/23/15	350,000	358,104
6.75%, 09/15/17	200,000	246,898
Citigroup, Inc.
5.13%, 05/05/14	439,000	463,415
6.38%, 08/12/14	350,000	379,367
5.00%, 09/15/14	650,000	684,749
4.45%, 01/10/17	1,100,000	1,221,616
Credit Suisse USA, Inc.
5.50%, 05/01/14	200,000	213,213
5.13%, 08/15/15	500,000	555,438
Deutsche Bank AG
3.45%, 03/30/15	250,000	264,735
3.25%, 01/11/16	300,000	318,689
Fifth Third Bancorp
3.63%, 01/25/16	300,000	321,785
HSBC Bank USA
4.63%, 04/01/14	450,000	471,215
JPMorgan Chase & Co.
4.88%, 03/15/14	650,000	678,705
3.45%, 03/01/16	100,000	106,704
3.15%, 07/05/16	750,000	795,763
2.00%, 08/15/17	750,000	764,944
KeyCorp
3.75%, 08/13/15	250,000	268,559
Merrill Lynch & Co., Inc.
5.45%, 07/15/14	400,000	426,874
6.05%, 05/16/16	350,000	387,190
Morgan Stanley
4.75%, 04/01/14	150,000	155,302
2.88%, 07/28/14	250,000	255,961
5.38%, 10/15/15	750,000	812,899

 3

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
3.80%, 04/29/16	700,000	729,751
6.25%, 08/28/17	400,000	450,956
National Australia Bank Ltd.
1.60%, 08/07/15	250,000	254,629
PNC Funding Corp.
4.25%, 09/21/15	500,000	547,614
Rabobank Nederland
1.85%, 01/10/14	275,000	278,890
3.38%, 01/19/17	150,000	161,462
Royal Bank of Canada
1.15%, 03/13/15	250,000	253,354
2.63%, 12/15/15	300,000	316,650
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	700,000	716,750
State Street Corp.
2.88%, 03/07/16	200,000	213,229
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	750,000	776,496
The Bear Stearns Cos. LLC
5.55%, 01/22/17	500,000	566,242
The Goldman Sachs Group, Inc.
6.00%, 05/01/14	550,000	587,439
5.13%, 01/15/15	500,000	538,093
3.30%, 05/03/15	400,000	416,916
5.35%, 01/15/16	475,000	527,648
3.63%, 02/07/16	250,000	265,131
6.25%, 09/01/17	100,000	116,861
Toronto-Dominion Bank
2.50%, 07/14/16	250,000	263,730
UBS AG
2.25%, 01/28/14	300,000	304,766
Union Bank NA
3.00%, 06/06/16	250,000	265,231
US Bancorp
2.20%, 11/15/16 (b)	250,000	262,317
1.65%, 05/15/17 (b)	300,000	307,292
Wells Fargo & Co.
4.88%, 02/15/14	200,000	208,699
5.00%, 11/15/14	150,000	161,479
4.75%, 02/09/15	600,000	646,760
5.13%, 09/15/16	1,000,000	1,139,829
Westpac Banking Corp.
4.20%, 02/27/15	500,000	537,608

		28,870,401

Brokerage 0.2%
BlackRock, Inc.
3.50%, 12/10/14	200,000	211,614
Jefferies Group, Inc.
5.88%, 06/08/14	200,000	211,500
5.50%, 03/15/16	65,000	69,550
Nomura Holdings, Inc.
5.00%, 03/04/15	200,000	212,038
TD Ameritrade Holding Co.
4.15%, 12/01/14	150,000	160,126

		864,828

Finance Company 0.8%
GATX Corp.
4.75%, 05/15/15	150,000	160,732
General Electric Capital Corp.
2.15%, 01/09/15	1,000,000	1,026,358
2.30%, 04/27/17	1,250,000	1,293,013
HSBC Finance Corp.
5.00%, 06/30/15	400,000	434,974
5.50%, 01/19/16	150,000	166,880
SLM Corp.
4.63%, 09/25/17	400,000	407,750

		3,489,707

Insurance 0.9%
ACE INA Holdings, Inc.
5.70%, 02/15/17	250,000	296,241
Aflac, Inc.
3.45%, 08/15/15	150,000	160,088
American International Group, Inc.
3.00%, 03/20/15	100,000	103,970
2.38%, 08/24/15	100,000	102,088
5.05%, 10/01/15	100,000	110,041
4.88%, 09/15/16	350,000	392,150
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	500,000	545,649
Cigna Corp.
2.75%, 11/15/16	250,000	263,715
5.38%, 03/15/17	100,000	114,086
CNA Financial Corp.
6.50%, 08/15/16	150,000	173,697
Genworth Financial, Inc.
5.75%, 06/15/14	150,000	155,539
Jefferson-Pilot Corp.
4.75%, 01/30/14	100,000	104,221
MetLife, Inc.
2.38%, 02/06/14	325,000	331,884
Principal Financial Group, Inc.
7.88%, 05/15/14	100,000	109,964
Prudential Financial, Inc.
5.10%, 09/20/14	400,000	429,007
The Chubb Corp.
6.38%, 03/29/67 (a)(b)	100,000	107,125
The Travelers Co., Inc.
5.50%, 12/01/15	400,000	454,816
UnitedHealth Group, Inc.
1.40%, 10/15/17	250,000	252,022
WellPoint, Inc.
5.25%, 01/15/16	100,000	112,173

		4,318,476

Other Financial 0.1%
CME Group, Inc.
5.75%, 02/15/14	150,000	159,076
ORIX Corp.
4.71%, 04/27/15	150,000	159,647

		318,723

Real Estate Investment Trust 0.4%
Health Care REIT, Inc.
3.63%, 03/15/16	475,000	502,806
ProLogis LP
7.63%, 08/15/14	500,000	548,150
Simon Property Group LP
5.10%, 06/15/15	200,000	221,228
5.25%, 12/01/16 (b)	500,000	574,320

		1,846,504

		39,708,639

Industrial 9.9%

Basic Industry 0.8%
Alcoa, Inc.
5.55%, 02/01/17 (e)	150,000	166,518

4

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Barrick Gold Corp.
1.75%, 05/30/14	200,000	202,905
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	400,000	403,106
1.63%, 02/24/17	100,000	102,793
EI Du Pont de Nemours & Co.
1.75%, 03/25/14	150,000	152,486
5.25%, 12/15/16	250,000	290,465
Freeport-McMoRan Copper & Gold, Inc.
1.40%, 02/13/15	200,000	201,923
International Paper Co.
5.30%, 04/01/15	150,000	163,509
Monsanto Co.
2.75%, 04/15/16	200,000	213,402
Praxair, Inc.
4.38%, 03/31/14	400,000	420,220
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15	150,000	154,201
Rio Tinto Finance USA PLC
1.13%, 03/20/15	250,000	253,011
The Dow Chemical Co.
5.90%, 02/15/15	400,000	443,383
Vale Overseas Ltd.
6.25%, 01/23/17	200,000	231,947

		3,399,869

Capital Goods 0.9%
3M Co.
1.38%, 09/29/16	150,000	153,532
Bemis Co., Inc.
5.65%, 08/01/14	50,000	53,614
Boeing Capital Corp.
2.13%, 08/15/16 (b)	300,000	314,127
Caterpillar Financial Services Corp.
1.25%, 11/06/17	750,000	754,365
CRH America, Inc.
6.00%, 09/30/16	75,000	84,479
Emerson Electric Co.
5.00%, 12/15/14	200,000	217,603
General Dynamics Corp.
2.25%, 07/15/16	100,000	105,414
General Electric Co.
0.85%, 10/09/15	100,000	100,115
Honeywell International, Inc.
3.88%, 02/15/14	150,000	156,158
Ingersoll-Rand Global Holding Co., Ltd.
9.50%, 04/15/14	100,000	111,380
John Deere Capital Corp.
5.50%, 04/13/17	150,000	177,795
2.80%, 09/18/17	500,000	537,146
Lockheed Martin Corp.
2.13%, 09/15/16	100,000	104,205
Northrop Grumman Corp.
3.70%, 08/01/14	225,000	236,185
Turlock Corp.
0.95%, 11/02/15	200,000	200,132
1.50%, 11/02/17	150,000	150,866
United Technologies Corp.
1.80%, 06/01/17	300,000	310,536
Waste Management, Inc.
5.00%, 03/15/14	50,000	52,661
6.38%, 03/11/15	100,000	112,383

		3,932,696

Communications 1.6%
America Movil, S.A.B. de CV
3.63%, 03/30/15	150,000	160,496
2.38%, 09/08/16	250,000	262,453
AT&T, Inc.
2.50%, 08/15/15	300,000	313,590
BellSouth Corp.
5.20%, 12/15/16	750,000	869,923
British Telecommunications PLC
2.00%, 06/22/15	100,000	102,899
Cellco Partnership / Verizon Wireless
5.55%, 02/01/14	350,000	368,600
Comcast Corp.
5.30%, 01/15/14	400,000	421,130
6.50%, 01/15/17	100,000	121,475
COX Communications, Inc.
5.50%, 10/01/15	150,000	169,197
Deutsche Telekom International Finance BV
4.88%, 07/08/14	200,000	212,288
DIRECTV Holdings LLC
4.75%, 10/01/14	100,000	106,876
3.13%, 02/15/16	300,000	315,549
France Telecom S.A.
4.38%, 07/08/14	200,000	210,712
NBCUniversal Media LLC
2.10%, 04/01/14	175,000	178,463
3.65%, 04/30/15	200,000	213,453
News America, Inc.
5.30%, 12/15/14	100,000	109,086
Omnicom Group, Inc.
5.90%, 04/15/16	200,000	229,317
Qwest Corp.
7.50%, 10/01/14	200,000	219,864
Telecom Italia Capital S.A.
6.18%, 06/18/14	150,000	157,875
Telefonica Emisiones S.A.U.
4.95%, 01/15/15	200,000	207,540
3.73%, 04/27/15	150,000	152,625
3.99%, 02/16/16	275,000	279,675
Time Warner Cable, Inc.
7.50%, 04/01/14	100,000	108,800
3.50%, 02/01/15	100,000	105,831
5.85%, 05/01/17	150,000	177,940
Verizon Communications, Inc.
0.70%, 11/02/15	250,000	250,381
2.00%, 11/01/16	200,000	208,204
Vodafone Group PLC
4.15%, 06/10/14	175,000	184,144
2.88%, 03/16/16	225,000	238,745
5.63%, 02/27/17	250,000	295,715

		6,952,846

Consumer Cyclical 1.4%
CVS Caremark Corp.
4.88%, 09/15/14	100,000	107,705
5.75%, 06/01/17	150,000	180,409
Daimler Finance North America LLC
2.30%, 01/09/15	100,000	102,610
eBay, Inc.
1.63%, 10/15/15	125,000	128,460
1.35%, 07/15/17	150,000	152,373
Ford Motor Credit Co. LLC
8.00%, 06/01/14	500,000	545,240
3.88%, 01/15/15	500,000	519,570
6.63%, 08/15/17	400,000	466,310

 5

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Lowe’s Cos., Inc.
5.00%, 10/15/15	100,000	112,198
Macy’s Retail Holdings, Inc.
5.75%, 07/15/14	425,000	457,713
Marriott International, Inc.
6.20%, 06/15/16	150,000	174,147
McDonald’s Corp.
5.30%, 03/15/17	100,000	118,293
Nordstrom, Inc.
6.75%, 06/01/14	200,000	217,969
PACCAR, Inc.
6.88%, 02/15/14	150,000	161,043
Target Corp.
5.88%, 07/15/16	150,000	176,936
The Home Depot, Inc.
5.40%, 03/01/16	300,000	344,885
The Walt Disney Co.
0.88%, 12/01/14	150,000	151,186
1.35%, 08/16/16	150,000	152,680
Time Warner, Inc.
3.15%, 07/15/15	300,000	318,605
Toyota Motor Credit Corp.
0.88%, 07/17/15	200,000	200,662
2.80%, 01/11/16	500,000	529,007
Viacom, Inc.
1.25%, 02/27/15	100,000	101,069
2.50%, 12/15/16	150,000	157,355
Wal-Mart Stores, Inc.
3.20%, 05/15/14	350,000	364,178
2.80%, 04/15/16	225,000	241,383

		6,181,986

Consumer Non-Cyclical 2.8%
AbbVie, Inc.
1.75%, 11/06/17 (c)	400,000	406,096
Altria Group, Inc.
4.13%, 09/11/15	100,000	108,944
Amgen, Inc.
4.85%, 11/18/14	200,000	215,359
2.50%, 11/15/16	200,000	209,923
Anheuser-Busch InBev Worldwide, Inc.
4.13%, 01/15/15	150,000	160,855
1.38%, 07/15/17	700,000	708,377
Baxter International, Inc.
4.63%, 03/15/15	100,000	108,908
Boston Scientific Corp.
4.50%, 01/15/15	250,000	266,619
Bunge Ltd Finance Corp.
3.20%, 06/15/17	250,000	261,840
Coca-Cola Enterprises, Inc.
2.13%, 09/15/15	150,000	154,832
Colgate-Palmolive Co.
1.25%, 05/01/14	125,000	126,355
2.63%, 05/01/17	250,000	268,945
ConAgra Foods, Inc.
1.35%, 09/10/15	250,000	250,357
Diageo Capital PLC
7.38%, 01/15/14	200,000	214,829
Express Scripts Holding Co.
2.10%, 02/12/15 (c)	250,000	255,128
2.65%, 02/15/17 (c)	1,050,000	1,098,112
General Mills, Inc.
5.70%, 02/15/17	250,000	296,129
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	200,000	201,270
1.50%, 05/08/17	150,000	153,120
Johnson & Johnson
1.20%, 05/15/14	150,000	151,929
2.15%, 05/15/16	50,000	52,536
Kellogg Co.
4.45%, 05/30/16	100,000	111,325
Kraft Foods, Inc.
4.13%, 02/09/16	300,000	328,477
6.50%, 08/11/17	300,000	368,992
Lorillard Tobacco Co.
2.30%, 08/21/17	100,000	101,757
Mattel, Inc.
2.50%, 11/01/16	100,000	104,640
McKesson Corp.
3.25%, 03/01/16	250,000	269,560
Medtronic, Inc.
2.63%, 03/15/16	200,000	211,940
Merck & Co., Inc.
2.25%, 01/15/16	300,000	314,313
Novartis Capital Corp.
4.13%, 02/10/14	350,000	364,967
2.90%, 04/24/15	150,000	158,613
PepsiCo, Inc.
2.50%, 05/10/16	200,000	212,209
1.25%, 08/13/17	300,000	304,006
Pfizer, Inc.
4.50%, 02/15/14	250,000	262,772
5.35%, 03/15/15	200,000	221,231
Philip Morris International, Inc.
1.13%, 08/21/17	250,000	250,767
Procter & Gamble Co.
4.95%, 08/15/14	200,000	215,617
1.80%, 11/15/15	250,000	259,883
Reynolds American, Inc.
1.05%, 10/30/15	250,000	250,306
7.63%, 06/01/16	43,000	51,630
Safeway, Inc.
6.25%, 03/15/14	200,000	211,776
6.35%, 08/15/17	150,000	171,645
Sanofi
2.63%, 03/29/16	250,000	263,760
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	200,000	202,765
Teva Pharmaceutical Finance IV LLC
1.70%, 11/10/14	250,000	254,896
The Coca-Cola Co.
1.50%, 11/15/15	450,000	462,776
Thermo Fisher Scientific, Inc.
2.25%, 08/15/16	250,000	260,120
Unilever Capital Corp.
0.45%, 07/30/15	150,000	149,657
0.85%, 08/02/17	100,000	99,237
Watson Pharmaceuticals, Inc.
1.88%, 10/01/17	400,000	407,925

		12,518,025

Energy 1.1%
Anadarko Petroleum Corp.
7.63%, 03/15/14	250,000	270,117
5.95%, 09/15/16	200,000	232,179
Apache Corp.
1.75%, 04/15/17	200,000	206,489
BP Capital Markets PLC
3.13%, 10/01/15	400,000	426,049
3.20%, 03/11/16	100,000	107,159

6

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
1.85%, 05/05/17	500,000	511,939
Canadian Natural Resources Ltd.
1.45%, 11/14/14	200,000	202,985
Chevron Corp.
3.95%, 03/03/14	100,000	104,242
Devon Energy Corp.
1.88%, 05/15/17 (b)	250,000	256,097
Marathon Oil Corp.
0.90%, 11/01/15	250,000	250,451
Marathon Petroleum Corp.
3.50%, 03/01/16	250,000	267,155
Occidental Petroleum Corp.
1.75%, 02/15/17	300,000	309,493
Phillips 66
2.95%, 05/01/17 (c)	300,000	320,089
Shell International Finance BV
4.00%, 03/21/14	250,000	261,291
3.10%, 06/28/15	300,000	318,918
Total Capital S.A.
3.00%, 06/24/15	100,000	105,933
2.30%, 03/15/16	100,000	104,877
1.50%, 02/17/17	200,000	203,383
Transocean, Inc.
4.95%, 11/15/15	450,000	494,045

		4,952,891

Technology 1.1%
Agilent Technologies, Inc.
5.50%, 09/14/15	250,000	279,635
Cisco Systems, Inc.
2.90%, 11/17/14	100,000	104,701
5.50%, 02/22/16	250,000	287,394
Dell, Inc.
2.30%, 09/10/15	200,000	206,808
Google, Inc.
1.25%, 05/19/14	250,000	253,172
Hewlett-Packard Co.
6.13%, 03/01/14	500,000	523,363
2.63%, 12/09/14	400,000	399,222
2.60%, 09/15/17	150,000	142,970
Intel Corp.
1.95%, 10/01/16	350,000	364,743
International Business Machines Corp.
1.25%, 02/06/17	1,200,000	1,215,763
Microsoft Corp.
2.95%, 06/01/14	150,000	155,889
1.63%, 09/25/15	250,000	257,493
Oracle Corp.
5.25%, 01/15/16	250,000	284,297
1.20%, 10/15/17	150,000	150,509
Texas Instruments Inc
2.38%, 05/16/16	150,000	157,713
Xerox Corp.
4.25%, 02/15/15	150,000	157,879
2.95%, 03/15/17	150,000	153,713

		5,095,264

Transportation 0.2%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14	150,000	160,900
CSX Corp.
6.25%, 04/01/15	250,000	280,807
Ryder System, Inc.
3.15%, 03/02/15	300,000	310,551
Southwest Airlines Co.
5.25%, 10/01/14	150,000	160,141

		912,399

		43,945,976

Utilities 1.4%

Electric 0.9%
Commonwealth Edison Co.
1.63%, 01/15/14	50,000	50,647
1.95%, 09/01/16 (b)	100,000	103,746
Dominion Resources, Inc.
1.80%, 03/15/14	500,000	507,142
5.15%, 07/15/15	200,000	221,627
Duke Energy Corp.
1.63%, 08/15/17	700,000	707,829
Exelon Corp.
4.90%, 06/15/15	400,000	438,347
FirstEnergy Solutions Corp.
4.80%, 02/15/15	250,000	269,447
National Rural Utilities Cooperative Finance Corp.
3.05%, 03/01/16	150,000	160,132
5.45%, 04/10/17	100,000	118,284
NextEra Energy Capital Holdings, Inc.
7.88%, 12/15/15	150,000	179,937
PPL Energy Supply LLC
6.20%, 05/15/16	150,000	172,880
PSEG Power LLC
5.50%, 12/01/15	150,000	168,189
Southern California Edison Co.
5.75%, 03/15/14	300,000	319,933
The Southern Co.
2.38%, 09/15/15	500,000	523,745

		3,941,885

Natural Gas 0.5%
Energy Transfer Partners LP
5.95%, 02/01/15	200,000	219,715
Enterprise Products Operating LLC
9.75%, 01/31/14	225,000	247,766
5.60%, 10/15/14	150,000	162,995
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	300,000	321,030
ONEOK Partners LP
6.15%, 10/01/16	150,000	175,947
Plains All American Pipeline LP
3.95%, 09/15/15	150,000	162,190
Sempra Energy
6.50%, 06/01/16	200,000	236,655
TransCanada PipeLines Ltd.
3.40%, 06/01/15	100,000	106,274
Williams Partners LP
7.25%, 02/01/17	400,000	488,190

		2,120,762

		6,062,647

Total Corporate Bonds
(Cost $87,481,694)		89,717,262

 7

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Municipal Bonds 0.2% of net assets

Fixed-Rate Obligations 0.2%
California
GO Bonds
3.95%, 11/01/15	350,000	379,179
Illinois
GO Bonds
4.42%, 01/01/15	50,000	53,085
GO Bonds Series 2011
5.37%, 03/01/17	250,000	281,525

Total Municipal Bonds
(Cost $701,897)		713,789

	Number	Value
Security	of Shares	($)

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund	490,383	490,383

Total Other Investment Company
(Cost $490,383)		490,383

End of Investments.

Collateral Invested for Securities on Loan 0.0% of net assets

State Street Institutional U.S. Government Money Market Fund	163,300	163,300

Total Collateral Invested for Securities on Loan
(Cost $163,300)		163,300

End of Collateral Invested for Securities on Loan

At 11/30/12, the tax basis cost of the fund’s investments was $435,013,483, and the unrealized appreciation and depreciation were $6,339,337 and ($37,891), respectively, with a net unrealized appreciation of $6,301,446.

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,079,425 or 0.5% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	All or a portion of this security is on loan.

GO —	General obligation
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

8

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government and Government Agencies[1]	$—	$320,162,234	$—	$320,162,234
Foreign Securities[1]	—	30,231,261	—	30,231,261
Corporate Bonds[1]	—	89,717,262	—	89,717,262
Municipal Bonds[1]	—	713,789	—	713,789
Other Investment Company[1]	490,383	—	—	490,383

Total	$490,383	$440,824,546	$—	$441,314,929

Other Financial Instruments
Collateral Invested for Securities on Loan	$163,300	$—	$—	$163,300

[1]	As categorized in Portfolio Holdings.

 9

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2012.

REG406016NOV12

10

Schwab Investments
Schwab Premier Income Fund
(as of December 15, 2012, known as Schwab Intermediate-Term Bond Fund)

Portfolio Holdings as of November 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

23.8%		Corporate Bonds	93,666,135	96,984,595
0.2%		Asset-Backed Obligations	1,008,015	1,007,476
40.1%		Mortgage-Backed Securities	159,235,911	163,646,677
2.2%		Commercial Mortgage Backed Securities	8,296,814	9,087,506
35.9%		U.S. Government and Government Agencies	142,486,348	146,318,167
3.2%		Foreign Securities	12,613,544	13,258,394
0.3%		Other Investment Company	1,074,979	1,074,979
3.7%		Short-Term Investments	14,999,174	14,999,287

109.4%		Total Investments	433,380,920	446,377,081
(1	.9)%	TBA Sale Commitments	(7,639,844)	(7,689,064)
(7	.5)%	Other Assets and Liabilities, Net		(30,758,896)

100.0%		Net Assets		407,929,121

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Corporate Bonds 23.8% of net assets

Finance 9.9%

Banking 6.7%
American Express Co.
5.50%, 09/12/16	500,000	575,838
Banco Santander Chile
3.88%, 09/20/22	1,000,000	1,018,698
Bank of America Corp.
7.38%, 05/15/14	500,000	543,131
5.63%, 10/14/16	500,000	569,402
7.63%, 06/01/19	500,000	640,153
BB&T Corp.
3.95%, 03/22/22 (b)	250,000	273,394
BNP Paribas
5.00%, 01/15/21	300,000	335,847
Capital One Capital III
7.69%, 08/15/36	2,000,000	2,017,380
Capital One Financial Corp.
1.00%, 11/06/15	500,000	498,466
4.75%, 07/15/21	500,000	579,063
Citigroup, Inc.
5.00%, 09/15/14	1,250,000	1,316,825
Deutsche Bank Financial LLC
5.38%, 03/02/15	500,000	530,042
Fifth Third Bancorp
3.63%, 01/25/16	600,000	643,569
First Horizon National Corp.
4.50%, 05/15/13	1,000,000	1,013,098
JPMorgan Chase & Co.
3.70%, 01/20/15	700,000	738,162
6.00%, 01/15/18	1,000,000	1,194,581
4.40%, 07/22/20	250,000	280,387
3.25%, 09/23/22	1,000,000	1,036,482
Macquarie Group Ltd.
6.25%, 01/14/21 (c)	300,000	330,070
Merrill Lynch & Co., Inc.
6.88%, 04/25/18	500,000	602,128
Morgan Stanley
4.75%, 04/01/14	1,000,000	1,035,349
5.75%, 10/18/16	500,000	553,175
5.50%, 07/28/21	1,000,000	1,145,579
PNC Financial Services Group, Inc.
2.85%, 11/09/22 (a)	1,000,000	1,022,900
Rabobank Nederland
2.13%, 10/13/15	300,000	309,674
3.95%, 11/09/22	500,000	507,758
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	1,000,000	1,023,929
Santander Holdings USA, Inc.
4.63%, 04/19/16	100,000	106,335
Societe Generale SA
2.75%, 10/12/17	1,000,000	1,011,890
Sumitomo Mitsui Banking Corp.
1.95%, 01/14/14 (c)	500,000	505,180
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	1,000,000	1,035,328
The Goldman Sachs Group, Inc.
3.30%, 05/03/15	250,000	260,573
5.35%, 01/15/16	500,000	555,419
3.63%, 02/07/16	500,000	530,262
5.63%, 01/15/17	1,000,000	1,096,805
6.15%, 04/01/18	250,000	292,373
UBS AG
4.88%, 08/04/20	500,000	584,961
Wells Fargo & Co.
4.75%, 02/09/15	1,000,000	1,077,934

		27,392,140

Brokerage 0.1%
Nomura Holdings, Inc.
5.00%, 03/04/15	300,000	318,058

Finance Company 0.8%
General Electric Capital Corp.
0.51%, 06/20/13 (a)	1,300,000	1,300,291
5.63%, 05/01/18	500,000	596,433
HSBC Finance Corp.
5.50%, 01/19/16	300,000	333,760
SLM Corp.
4.63%, 09/25/17	600,000	611,625
7.25%, 01/25/22	350,000	385,875

		3,227,984

 1

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Insurance 1.4%
American International Group, Inc.
4.25%, 05/15/13 (a)	503,000	510,891
2.38%, 08/24/15	600,000	612,529
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18	500,000	605,128
Cigna Corp.
5.13%, 06/15/20	500,000	576,171
4.00%, 02/15/22 (b)	250,000	274,192
CNA Financial Corp.
5.88%, 08/15/20	250,000	294,700
ING US, Inc.
5.50%, 07/15/22	150,000	163,412
Nationwide Financial Services, Inc.
5.63%, 02/13/15	350,000	368,988
The Chubb Corp.
6.38%, 03/29/67 (a)(b)	100,000	107,125
Travelers Co., Inc.
5.90%, 06/02/19	150,000	187,823
UnitedHealth Group, Inc.
0.85%, 10/15/15	800,000	803,914
1.40%, 10/15/17	500,000	504,044
2.75%, 02/15/23 (b)	750,000	763,052

		5,771,969

Real Estate Investment Trust 0.9%
AvalonBay Communities, Inc.
2.95%, 09/15/22 (b)	750,000	751,183
Reckson Operating Partnership LP
6.00%, 03/31/16	1,000,000	1,103,266
Simon Property Group LP
2.80%, 01/30/17 (b)	300,000	319,077
Ventas Realty LP
3.13%, 11/30/15	500,000	528,951
3.25%, 08/15/22 (b)	100,000	99,507
WEA Finance LLC / WT Finance Aust Pty Ltd.
3.38%, 10/03/22 (b)	1,000,000	1,020,475

		3,822,459

		40,532,610

Industrial 12.0%

Basic Industry 1.2%
Alcoa, Inc.
6.75%, 07/15/18	500,000	580,509
Southern Copper Corp.
3.50%, 11/08/22	250,000	256,810
Teck Resources Ltd.
2.50%, 02/01/18	250,000	253,903
The Dow Chemical Co.
7.60%, 05/15/14	500,000	548,155
4.25%, 11/15/20 (b)	800,000	887,757
Vale Overseas Ltd.
4.38%, 01/11/22	400,000	425,670
Valspar Corp.
4.20%, 01/15/22 (b)	100,000	108,620
Xstrata Finance Canada Ltd.
2.85%, 11/10/14 (c)	100,000	102,607
1.80%, 10/23/15	1,000,000	1,005,129
4.00%, 10/25/22	500,000	506,885

		4,676,045

Capital Goods 1.3%
Caterpillar Financial Services Corp.
0.70%, 11/06/15	500,000	499,322
CRH America, Inc.
5.30%, 10/15/13	300,000	310,909
General Electric Co.
0.85%, 10/09/15	500,000	500,577
5.25%, 12/06/17	500,000	592,217
2.70%, 10/09/22	750,000	766,233
John Deere Capital Corp.
2.95%, 03/09/15	350,000	367,496
L-3 Communications Corp.
5.20%, 10/15/19	250,000	288,203
Lockheed Martin Corp.
2.13%, 09/15/16	300,000	312,616
The Boeing Co.
4.88%, 02/15/20	500,000	609,675
Turlock Corp.
0.95%, 11/02/15	100,000	100,066
1.50%, 11/02/17	100,000	100,577
2.75%, 11/02/22	750,000	757,087

		5,204,978

Communications 2.2%
America Movil, S.A.B. de CV
2.38%, 09/08/16	750,000	787,358
AT&T, Inc.
0.88%, 02/13/15	750,000	753,742
British Telecommunications PLC
1.50%, 12/20/13 (a)	200,000	201,404
2.00%, 06/22/15	100,000	102,899
CenturyLink, Inc.
5.80%, 03/15/22	500,000	529,324
Comcast Corp.
5.88%, 02/15/18	750,000	913,447
DIRECTV Holdings LLC
3.55%, 03/15/15	250,000	263,350
NBCUniversal Media LLC
4.38%, 04/01/21	750,000	853,174
Telecom Italia Capital S.A.
7.00%, 06/04/18	500,000	565,625
Telefonica Chile S.A.
3.88%, 10/12/22 (c)	500,000	495,989
Telefonica Emisiones S.A.U.
2.58%, 04/26/13	1,500,000	1,509,375
Time Warner Cable, Inc.
6.75%, 07/01/18	500,000	626,793
Verizon Communications, Inc.
0.70%, 11/02/15	750,000	751,143
2.45%, 11/01/22 (b)	500,000	503,025

		8,856,648

Consumer Cyclical 2.1%
Darden Restaurants, Inc.
3.35%, 11/01/22 (b)	250,000	251,411
Ford Motor Credit Co. LLC
7.00%, 10/01/13	1,500,000	1,572,484
4.25%, 09/20/22	1,000,000	1,040,537
Hyundai Capital America
1.63%, 10/02/15	1,000,000	1,007,674
2.13%, 10/02/17	1,000,000	1,013,646
International Game Technology
5.50%, 06/15/20	100,000	109,523
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16	213,000	250,712
QVC, Inc.
5.13%, 07/02/22	500,000	530,830
Royal Caribbean Cruises Ltd.
7.00%, 06/15/13	1,050,000	1,084,125

2

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Target Corp.
6.00%, 01/15/18	500,000	620,367
The Gap, Inc.
5.95%, 04/12/21 (b)	500,000	571,256
Time Warner, Inc.
3.15%, 07/15/15	500,000	531,009
Viacom, Inc.
3.88%, 12/15/21	150,000	165,796

		8,749,370

Consumer Non-Cyclical 2.7%
AbbVie, Inc.
2.00%, 11/06/18	1,000,000	1,012,416
Amgen, Inc.
3.63%, 05/15/22 (b)	250,000	269,122
Anheuser-Busch InBev Worldwide, Inc.
1.38%, 07/15/17	700,000	708,377
Baxter International, Inc.
2.40%, 08/15/22	150,000	151,542
Boston Scientific Corp.
5.13%, 01/12/17	250,000	278,241
6.00%, 01/15/20	150,000	176,925
Express Scripts Holding Co.
2.10%, 02/12/15 (c)	250,000	255,128
Fresenius Medical Care US Finance II, Inc.
5.63%, 07/31/19	500,000	536,250
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	250,000	262,434
Kraft Foods, Inc.
5.38%, 02/10/20	477,000	581,281
5.38%, 02/10/20 (c)	523,000	633,842
Lorillard Tobacco Co.
2.30%, 08/21/17	350,000	356,149
PepsiCo, Inc.
7.90%, 11/01/18	107,000	146,374
Philip Morris International, Inc.
1.13%, 08/21/17	400,000	401,227
2.50%, 08/22/22	600,000	605,628
Reynolds American, Inc.
1.05%, 10/30/15	650,000	650,796
3.25%, 11/01/22	100,000	101,946
Safeway, Inc.
3.95%, 08/15/20	925,000	923,072
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	750,000	786,394
Thermo Fisher Scientific, Inc.
2.25%, 08/15/16	500,000	520,241
Watson Pharmaceuticals, Inc.
1.88%, 10/01/17	1,000,000	1,019,812
3.25%, 10/01/22 (b)	500,000	515,337

		10,892,534

Energy 1.1%
Anadarko Petroleum Corp.
6.38%, 09/15/17	500,000	601,005
BP Capital Markets PLC
1.85%, 05/05/17	750,000	767,909
ConocoPhillips
6.00%, 01/15/20	600,000	770,673
Devon Energy Corp.
1.88%, 05/15/17 (b)	500,000	512,195
Halliburton Co.
6.15%, 09/15/19	150,000	190,455
Marathon Oil Corp.
0.90%, 11/01/15	250,000	250,451
Marathon Petroleum Corp.
3.50%, 03/01/16	250,000	267,155
Occidental Petroleum Corp.
4.10%, 02/01/21 (b)	250,000	289,504
Phillips 66
1.95%, 03/05/15 (c)	300,000	306,681
Schlumberger Investment S.A.
2.40%, 08/01/22 (b)	150,000	149,856
Total Capital S.A.
4.45%, 06/24/20	350,000	410,071
Transocean, Inc.
6.38%, 12/15/21	100,000	121,046

		4,637,001

Technology 1.1%
Google, Inc.
2.13%, 05/19/16	350,000	367,294
Hewlett-Packard Co.
3.30%, 12/09/16	500,000	497,619
3.75%, 12/01/20	1,000,000	916,573
IBM Corp.
5.70%, 09/14/17	500,000	606,487
Oracle Corp.
1.20%, 10/15/17	1,000,000	1,003,394
3.88%, 07/15/20	500,000	572,676
Seagate Technology International
10.00%, 05/01/14 (b)(c)	483,000	524,659

		4,488,702

Transportation 0.3%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14	100,000	107,267
3.60%, 09/01/20 (b)	250,000	274,010
CSX Corp.
7.38%, 02/01/19	300,000	384,704
FedEx Corp.
2.63%, 08/01/22	250,000	253,715
Union Pacific Corp.
5.75%, 11/15/17	200,000	241,867

		1,261,563

		48,766,841

Utilities 1.9%

Electric 1.0%
Ameren Illinois Co.
2.70%, 09/01/22	100,000	101,448
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (b)	100,000	99,818
Commonwealth Edison Co.
1.63%, 01/15/14	350,000	354,529
1.95%, 09/01/16 (b)	350,000	363,113
Dominion Resources, Inc.
6.40%, 06/15/18	500,000	627,144
Duke Energy Corp.
5.05%, 09/15/19	500,000	586,471
Pacific Gas & Electric Co.
3.50%, 10/01/20 (b)	500,000	554,776
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	100,000	101,901
The Detroit Edison Co.
2.65%, 06/15/22 (b)	250,000	256,562
The Southern Co.
2.38%, 09/15/15	200,000	209,498

 3

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
TransAlta Corp.
4.50%, 11/15/22 (b)	1,000,000	988,824

		4,244,084

Natural Gas 0.9%
Boardwalk Pipelines LP
3.38%, 02/01/23 (b)	1,000,000	986,667
CenterPoint Energy Resources Corp.
6.00%, 05/15/18	250,000	304,538
Energy Transfer Partners LP
8.50%, 04/15/14	401,000	437,779
Enterprise Products Operating LP
3.20%, 02/01/16	500,000	532,344
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (b)	200,000	205,070
Southwest Gas Corp.
3.88%, 04/01/22 (b)	300,000	333,786
Williams Partners LP
7.25%, 02/01/17	300,000	366,142
4.13%, 11/15/20 (b)	250,000	274,734

		3,441,060

		7,685,144

Total Corporate Bonds
(Cost $93,666,135)		96,984,595

Asset-Backed Obligations 0.2% of net assets

Chase Issuance Trust
Series 2012-A3 Class A3
0.79%, 06/15/17 (b)	1,000,000	1,007,476

Total Asset-Backed Obligations
(Cost $1,008,015)		1,007,476

Mortgage-Backed Securities 40.1% of net assets

Collateralized Mortgage Obligations 1.2%
ABN Amro Mortgage Corp.
Series 2003-9 Class A1
4.50%, 08/25/18 (b)	55,993	57,227
Chase Mortgage Finance Corp.
Series 2003-S13 Class A16
5.00%, 11/25/33 (b)	746,556	764,474
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)	1,615,746	1,660,054
MASTR Asset Securitization Trust
Series 2003-10 Class 3A1
5.50%, 11/25/33 (b)	414,511	438,452
Residential Accredit Loans, Inc.
Series 2002-QS18 Class A1
5.50%, 12/25/17 (b)	61,402	62,925
Sequoia Mortgage Trust
Series 2011-1 Class A1
4.13%, 02/25/41 (b)	1,209,686	1,234,943
Series 2012-2 Class A2
3.50%, 04/25/42 (b)	840,784	872,542

		5,090,617

U.S. Government Agency Mortgages 38.9%
Fannie Mae
6.00%, 02/01/15 to 07/01/37 (b)	7,629,728	8,402,991
7.00%, 11/15/16 to 01/01/35 (b)	554,868	657,684
4.50%, 09/01/18 to 09/01/19 (b)	464,893	499,055
6.50%, 12/01/19 to 08/01/26 (b)	422,625	462,002
5.50%, 10/01/22 to 05/01/27 (b)	3,130,276	3,420,848
5.00%, 08/01/23 to 07/01/35 (b)	5,662,504	6,159,950
3.00%, 01/01/26 to 11/01/42 (b)	5,346,962	5,690,693
3.50%, 02/01/32 to 10/01/42 (b)	9,969,879	10,690,235
4.00%, 09/01/40 (b)	6,405,140	7,000,761
Fannie Mae REMICS
4.00%, 10/25/17 (b)	208,375	208,530
4.50%, 07/25/19 (b)	245,058	249,323
5.50%, 10/25/32 (b)	147,579	148,542
Fannie Mae TBA
2.50%, 12/01/27 (b)	1,500,000	1,569,375
3.50%, 12/01/27 to 12/01/42 (b)	3,500,000	3,723,828
4.00%, 12/01/27 to 12/01/42 (b)	4,500,000	4,819,297
4.50%, 12/01/27 to 12/01/42 (b)	13,000,000	14,009,531
3.00%, 12/01/42 (b)	2,000,000	2,105,000
6.00%, 12/01/42 (b)	2,000,000	2,192,813
Freddie Mac
4.50%, 01/01/13 to 12/01/39 (b)	4,143,100	4,435,775
6.50%, 10/01/13 to 04/01/26 (b)	646,461	716,249
6.00%, 06/01/16 to 08/01/22 (b)	433,006	479,485
4.00%, 12/01/20 to 10/01/41 (b)	6,006,309	6,412,299
5.50%, 02/01/23 to 10/01/33 (b)	8,546,662	9,278,896
5.00%, 01/01/24 (b)	776,106	848,468
3.00%, 03/01/27 (b)	432,706	455,377
Freddie Mac REMICS
4.00%, 09/15/17 to 11/15/23 (b)	1,843,850	1,881,119
4.50%, 03/15/19 (b)	671,942	682,320
5.00%, 02/15/32 to 08/15/32 (b)	1,223,768	1,240,492
6.00%, 07/15/33 (b)	539,893	544,920
Freddie Mac TBA
2.50%, 12/01/27 (b)	1,000,000	1,043,437
3.00%, 12/01/27 (b)	500,000	523,594
3.50%, 12/01/27 (b)	2,000,000	2,106,328
4.50%, 12/01/27 (b)	2,000,000	2,130,156
Ginnie Mae
4.00%, 12/15/24 to 11/15/40 (b)	5,461,503	5,992,648
7.63%, 08/15/28 (b)	169,395	191,257
7.38%, 09/15/28 to 02/15/30 (b)	401,140	459,736
7.13%, 02/15/29 to 03/15/29 (b)	246,131	286,766
7.00%, 04/15/29 to 05/15/29 (b)	244,440	289,448
5.50%, 02/15/33 to 08/20/34 (b)	9,953,692	11,050,696
5.00%, 02/20/33 to 11/15/34 (b)	14,384,364	15,849,170
4.50%, 09/20/41 to 11/20/41 (b)	9,419,854	10,392,329
3.50%, 06/20/42 to 09/20/42 (b)	3,501,828	3,823,230
Ginnie Mae TBA
3.00%, 12/01/42 (b)	1,000,000	1,067,344
3.50%, 12/01/42 (b)	2,500,000	2,722,266
4.00%, 12/01/42 (b)	1,500,000	1,641,797

		158,556,060

Total Mortgage-Backed Securities
(Cost $159,235,911)		163,646,677

4

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Commercial Mortgage Backed Securities 2.2% of net assets

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)	3,000,000	3,366,471
Series 2006-T24 Class A4
5.54%, 10/12/41 (b)	1,000,000	1,159,833
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	365,000	437,611
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7 Class A4
6.06%, 07/10/38 (a)(b)	665,000	769,247
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	1,000,000	1,158,801
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5 Class A2
5.20%, 12/15/44 (b)	1,012,437	1,018,693
Series 2006-LDP9 Class A2S
5.30%, 05/15/47 (b)	73,195	74,821
Series 2007-LD12-A Class A2
5.83%, 02/15/51 (b)	226,544	232,658
LB-UBS Commercial Mortgage Trust
Series 2004-C4 Class A4
5.45%, 06/15/29 (a)(b)	100,000	106,640
Series 2006-C3 Class A3
5.69%, 03/15/32 (a)(b)	760,000	762,731

Total Commercial Mortgage Backed Securities
(Cost $8,296,814)		9,087,506

U.S. Government and Government Agencies 35.9% of net assets

U.S. Government Agency Securities 6.4%
Fannie Mae
1.63%, 10/26/15	7,000,000	7,253,505
2.38%, 04/11/16	2,000,000	2,131,320
0.88%, 10/26/17	8,000,000	8,075,544
Freddie Mac
2.50%, 05/27/16	7,500,000	8,040,742
1.25%, 08/01/19	600,000	605,827

		26,106,938

U.S. Treasury Obligations 29.5%
U.S. Treasury Notes
0.25%, 01/31/14	8,000,000	8,004,064
0.25%, 06/30/14	2,500,000	2,500,685
0.63%, 07/15/14	4,300,000	4,327,043
0.13%, 07/31/14	1,000,000	998,125
2.63%, 07/31/14	1,600,000	1,663,250
2.38%, 09/30/14	1,850,000	1,921,760
2.38%, 10/31/14	3,400,000	3,537,064
4.25%, 11/15/14	5,000,000	5,388,085
2.63%, 12/31/14	3,000,000	3,147,423
0.25%, 01/15/15	5,000,000	4,997,655
0.25%, 02/15/15	1,000,000	999,531
0.25%, 05/15/15	7,500,000	7,494,142
0.25%, 07/15/15	1,500,000	1,498,242
0.25%, 08/15/15	2,000,000	1,997,188
0.25%, 09/15/15	3,000,000	2,995,080
1.25%, 10/31/15	1,250,000	1,283,496
2.00%, 04/30/16	5,000,000	5,275,390
1.75%, 05/31/16	4,600,000	4,816,706
1.50%, 07/31/16	2,550,000	2,650,804
0.88%, 02/28/17	2,000,000	2,032,188
3.13%, 04/30/17	1,500,000	1,669,805
2.38%, 07/31/17	1,000,000	1,083,047
0.75%, 10/31/17	1,360,000	1,369,882
1.88%, 10/31/17	3,000,000	3,184,218
2.88%, 03/31/18	2,000,000	2,229,532
2.38%, 05/31/18	5,000,000	5,444,925
1.75%, 10/31/18	2,000,000	2,109,220
3.75%, 11/15/18	5,000,000	5,859,765
1.38%, 12/31/18	4,500,000	4,643,788
1.25%, 04/30/19	2,250,000	2,297,637
1.00%, 06/30/19	1,250,000	1,254,493
0.88%, 07/31/19	5,000,000	4,972,655
1.00%, 09/30/19	5,000,000	5,002,345
1.63%, 08/15/22	11,500,000	11,561,996

		120,211,229

Total U.S. Government and Government Agencies
(Cost $142,486,348)		146,318,167

Foreign Securities 3.2% of net assets

Foreign Agencies 1.5%

Cayman Islands 0.5%
Petrobras International Finance Co.
2.88%, 02/06/15	600,000	619,012
5.88%, 03/01/18	1,000,000	1,154,715

		1,773,727

Germany 0.5%
Kreditanstalt Fuer Wiederaufbau
3.50%, 03/10/14 (e)	750,000	780,025
4.00%, 01/27/20 (e)	1,000,000	1,177,396

		1,957,421

Mexico 0.3%
Petroleos Mexicanos
4.88%, 03/15/15	500,000	540,000
5.50%, 01/21/21	500,000	587,500

		1,127,500

Norway 0.1%
Statoil ASA
3.13%, 08/17/17	500,000	544,198

Republic of Korea 0.1%
Export-Import Bank of Korea
4.00%, 01/11/17	500,000	546,754

		5,949,600

Sovereign 1.1%

Brazil 0.2%
Federative Republic of Brazil
6.00%, 01/17/17	500,000	595,000
4.88%, 01/22/21	250,000	303,875

		898,875

Chile 0.2%
Republic of Chile
2.25%, 10/30/22	1,000,000	997,000

 5

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Italy 0.3%
Republic of Italy
3.13%, 01/26/15	1,000,000	1,016,124

Mexico 0.2%
United Mexican States
5.13%, 01/15/20	500,000	601,000
3.63%, 03/15/22	250,000	275,938

		876,938

Republic of Korea 0.2%
Republic of Korea
5.13%, 12/07/16	750,000	874,829

		4,663,766

Supranational 0.6%
European Investment Bank
3.13%, 06/04/14	500,000	520,216
2.50%, 05/16/16	2,000,000	2,124,812

		2,645,028

Total Foreign Securities
(Cost $12,613,544)		13,258,394

	Number	Value
Security	of Shares	($)

Other Investment Company 0.3% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund	1,074,979	1,074,979

Total Other Investment Company
(Cost $1,074,979)		1,074,979

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.7% of net assets

U.S. Treasury Obligations 3.7%
U.S. Treasury Bills
0.13%, 12/13/12 (d)	10,000,000	9,999,653
0.16%, 12/20/12 (d)	5,000,000	4,999,634

Total Short-Term Investments
(Cost $14,999,174)		14,999,287

End of Investments.

At 11/30/12, the tax basis cost of the fund’s investments was $433,407,231 and the unrealized appreciation and depreciation were $13,157,472 and ($187,622), respectively, with a net unrealized appreciation of $12,969,850.

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

TBA Sale Commitment 1.9% of net assets

U.S. Government Agency Mortgage 1.9%
Ginnie Mae TBA
5.50%, 12/01/42 (b)	7,000,000	7,689,064

Total TBA Sale Commitment
(Proceeds $7,639,844)		7,689,064

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,154,156 or 0.8% of net assets.
(d)	The rate shown is the purchase yield.
(e)	Guaranteed by the Republic of Germany.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value

6

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 7

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2012:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds[1]	$—	$96,984,595	$—	$96,984,595
Asset-Backed Obligations	—	1,007,476	—	1,007,476
Mortgage-Backed Securities[1]	—	163,646,677	—	163,646,677
Commercial Mortgage Backed Securities	—	9,087,506	—	9,087,506
U.S. Government and Government Agencies[1]	—	146,318,167	—	146,318,167
Foreign Securities[1]	—	13,258,394	—	13,258,394
Other Investment Company[1]	1,074,979	—	—	1,074,979
Short-Term Investments[1]	—	14,999,287	—	14,999,287

Total	$1,074,979	$445,302,102	$—	$446,377,081

Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitment	$—	($7,689,064)	$—	($7,689,064)

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2012.

REG406020NOV12

8

Schwab Investments
Schwab Total Bond Market Fund™

Portfolio Holdings as of November 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

29.7%		Mortgage-Backed Securities	267,483,078	278,887,322
21.2%		Corporate Bonds	183,339,645	199,442,360
41.0%		U.S. Government and Government Agencies	361,193,770	385,772,529
1.9%		Commercial Mortgage Backed Securities	15,537,486	17,793,699
0.3%		Asset-Backed Obligations	3,173,544	3,163,400
4.5%		Foreign Securities	39,168,856	41,916,157
1.0%		Municipal Bonds	8,110,171	9,611,093
0.8%		Other Investment Company	7,694,005	7,694,005
5.1%		Short-Term Investments	47,998,130	47,998,466

105.5%		Total Investments	933,698,685	992,279,031
0.0%		Collateral Invested for Securities on Loan	142,025	142,025
(0	.2)%	TBA Sale Commitments	(1,594,219)	(1,595,859)
(5	.3)%	Other Assets and Liabilities, Net		(49,915,580)

100.0%		Net Assets		940,909,617

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 29.7% of net assets

U.S. Government Agency Mortgages 29.7%
Fannie Mae
5.50%, 12/01/13 to 07/01/40 (b)	18,711,447	20,724,664
5.00%, 12/01/17 to 12/01/39 (b)	16,606,970	18,055,082
4.50%, 04/01/18 to 09/01/41 (b)	18,090,926	19,646,919
4.00%, 07/01/18 to 11/01/41 (b)	17,509,573	18,844,676
6.00%, 09/01/24 to 12/01/37 (b)	9,713,899	10,789,220
3.50%, 03/01/26 to 10/01/42 (b)	14,536,209	15,585,723
6.50%, 08/01/26 to 11/01/37 (b)	4,064,051	4,643,029
2.50%, 03/01/27 to 10/01/27 (b)	1,783,795	1,866,659
3.00%, 03/01/27 to 11/01/42 (b)	7,694,385	8,118,353
2.28%, 03/01/34 (a)(b)	1,167,303	1,241,337
2.52%, 03/01/35 (a)(b)	540,396	568,062
2.90%, 08/01/35 (a)(b)	1,826,389	1,936,562
7.00%, 04/01/37 (b)	1,127,443	1,300,153
3.64%, 03/01/40 (a)(b)	542,425	574,978
Fannie Mae TBA
2.50%, 12/01/27 (b)	3,000,000	3,138,750
3.00%, 12/01/27 to 12/01/42 (b)	3,000,000	3,158,652
3.50%, 12/01/27 to 12/01/42 (b)	5,000,000	5,318,749
4.00%, 12/01/27 to 12/01/42 (b)	6,500,000	6,963,593
4.50%, 12/01/42 (b)	4,000,000	4,311,875
Freddie Mac
6.00%, 04/01/15 to 10/01/38 (b)	3,056,688	3,368,154
4.50%, 06/01/19 to 02/01/40 (b)	12,435,192	13,323,237
4.00%, 12/01/20 to 10/01/41 (b)	10,460,923	11,200,266
5.00%, 06/01/23 to 04/01/40 (b)	7,009,477	7,551,094
3.50%, 07/01/26 to 09/01/42 (b)	10,148,904	10,806,022
3.00%, 10/01/26 to 04/01/27 (b)	3,618,720	3,804,102
2.60%, 05/01/37 (a)(b)	934,617	992,181
2.82%, 11/01/37 (a)(b)	1,083,044	1,159,069
5.50%, 10/01/39 to 02/01/40 (b)	887,176	965,908
3.00%, 05/01/41 (a)(b)	626,427	657,278
Freddie Mac TBA
2.50%, 12/01/27 (b)	1,000,000	1,043,438
3.00%, 12/01/27 to 12/01/42 (b)	2,000,000	2,095,938
3.50%, 12/01/27 (b)	2,000,000	2,106,328
4.00%, 12/01/42 (b)	500,000	533,203
4.50%, 12/01/42 (b)	2,000,000	2,141,250
5.00%, 12/01/42 (b)	2,000,000	2,146,251
Ginnie Mae
5.00%, 10/20/21 to 08/20/40 (b)	8,618,626	9,524,420
4.50%, 05/15/24 to 11/20/41 (b)	14,510,970	15,968,357
3.50%, 02/15/26 to 09/20/42 (b)	6,907,331	7,535,117
4.00%, 06/15/26 to 06/20/42 (b)	9,572,486	10,473,434
3.00%, 02/20/27 (b)	479,546	512,685
6.00%, 05/15/32 to 08/15/38 (b)	2,366,821	2,677,716
5.50%, 04/15/33 to 03/15/40 (b)	4,242,035	4,672,296
7.00%, 06/15/33 (b)	331,985	392,883
6.50%, 10/20/37 to 08/15/39 (b)	1,196,439	1,370,546
3.00%, 10/20/40 to 01/20/41 (a)(b)	896,464	954,894
Ginnie Mae TBA
3.00%, 12/01/42 (b)	2,000,000	2,134,687
3.50%, 12/01/42 (b)	5,000,000	5,444,531
4.00%, 12/01/42 (b)	2,000,000	2,189,063
4.50%, 12/01/42 (b)	2,000,000	2,179,375
5.00%, 01/01/43 (b)	2,000,000	2,176,563

Total Mortgage-Backed Securities
(Cost $267,483,078)		278,887,322

Corporate Bonds 21.2% of net assets

Finance 6.9%

Banking 4.5%
American Express Bank
7.00%, 03/19/18	300,000	383,795
American Express Co.
6.80%, 09/01/66 (a)(b)	500,000	539,375
American Express Credit Corp.
2.38%, 03/24/17	300,000	315,667
Bank of America Corp.
1.50%, 10/09/15	650,000	652,762
5.63%, 10/14/16	500,000	569,402
5.65%, 05/01/18	400,000	464,031
5.00%, 05/13/21	1,500,000	1,723,255
6.00%, 10/15/36	1,000,000	1,223,857

 1

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Bank of Nova Scotia
3.40%, 01/22/15	100,000	105,820
4.38%, 01/13/21	500,000	580,685
Barclays Bank PLC
5.00%, 09/22/16	450,000	506,529
6.75%, 05/22/19	300,000	365,436
BB&T Corp.
3.95%, 03/22/22 (b)	200,000	218,715
BNP Paribas
3.60%, 02/23/16	300,000	318,656
5.00%, 01/15/21	250,000	279,872
Capital One Financial Corp.
2.15%, 03/23/15	100,000	102,316
6.15%, 09/01/16	650,000	748,514
Citigroup, Inc.
6.38%, 08/12/14	1,550,000	1,680,053
4.45%, 01/10/17	300,000	333,168
6.00%, 08/15/17	12,000	14,130
6.13%, 11/21/17	750,000	892,371
4.50%, 01/14/22	900,000	1,014,441
6.13%, 08/25/36	250,000	277,459
5.88%, 01/30/42	250,000	312,873
Credit Suisse USA, Inc.
5.50%, 05/01/14	1,050,000	1,119,366
Deutsche Bank AG
6.00%, 09/01/17	450,000	542,102
Fifth Third Bancorp
3.63%, 01/25/16	300,000	321,784
8.25%, 03/01/38	200,000	291,276
Goldman Sachs Capital l
6.35%, 02/15/34	200,000	206,608
HSBC Bank USA
5.88%, 11/01/34	500,000	586,238
HSBC Holdings PLC
4.00%, 03/30/22	850,000	935,991
7.63%, 05/17/32	150,000	196,928
JPMorgan Chase & Co.
3.70%, 01/20/15	1,000,000	1,054,517
6.00%, 01/15/18	1,000,000	1,194,581
4.25%, 10/15/20	1,500,000	1,668,025
5.50%, 10/15/40	100,000	122,451
JPMorgan Chase Bank NA
6.00%, 10/01/17	1,000,000	1,185,606
Key Bank NA
5.80%, 07/01/14	350,000	375,996
Merrill Lynch & Co., Inc.
6.88%, 04/25/18	450,000	541,916
Morgan Stanley
6.00%, 05/13/14	1,000,000	1,060,484
5.45%, 01/09/17	1,500,000	1,654,065
6.63%, 04/01/18	200,000	233,181
7.30%, 05/13/19	250,000	303,837
6.25%, 08/09/26	250,000	290,654
6.38%, 07/24/42	400,000	470,272
National City Corp.
6.88%, 05/15/19	100,000	125,004
PNC Financial Services Group, Inc.
2.85%, 11/09/22 (a)	300,000	306,870
PNC Funding Corp.
4.25%, 09/21/15	600,000	657,137
Rabobank Nederland
2.13%, 10/13/15	200,000	206,449
3.38%, 01/19/17	350,000	376,745
3.95%, 11/09/22	100,000	101,552
Royal Bank of Canada
2.63%, 12/15/15	500,000	527,750
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	650,000	665,554
State Street Corp.
2.88%, 03/07/16	350,000	373,150
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	500,000	517,664
The Goldman Sachs Group, Inc.
3.30%, 05/03/15	300,000	312,687
3.63%, 02/07/16	850,000	901,445
5.63%, 01/15/17	750,000	822,604
5.95%, 01/18/18	600,000	695,183
5.95%, 01/15/27	450,000	485,247
6.75%, 10/01/37	800,000	893,007
UBS AG
3.88%, 01/15/15	950,000	1,004,917
5.88%, 12/20/17	150,000	178,711
US Bancorp
2.20%, 11/15/16 (b)	750,000	786,951
3.00%, 03/15/22 (b)	200,000	211,864
Wachovia Bank NA
4.88%, 02/01/15	1,000,000	1,083,604
Wells Fargo & Co.
1.50%, 07/01/15	1,200,000	1,219,894
5.63%, 12/11/17	700,000	840,612
Westpac Banking Corp.
4.20%, 02/27/15	550,000	591,368

		41,865,029

Brokerage 0.2%
BlackRock, Inc.
3.50%, 12/10/14	200,000	211,614
5.00%, 12/10/19	300,000	357,952
Jefferies Group, Inc.
5.50%, 03/15/16	125,000	133,750
6.45%, 06/08/27	75,000	79,500
Nomura Holdings, Inc.
5.00%, 03/04/15	150,000	159,029
6.70%, 03/04/20	200,000	236,135
TD Ameritrade Holding Co.
4.15%, 12/01/14	200,000	213,502

		1,391,482

Finance Company 0.6%
GATX Corp.
4.75%, 05/15/15	100,000	107,155
GE Capital Trust I
6.38%, 11/15/67 (a)(b)	100,000	105,750
General Electric Capital Corp.
2.15%, 01/09/15	250,000	256,590
5.00%, 01/08/16	550,000	614,165
2.30%, 04/27/17	500,000	517,205
5.63%, 09/15/17	200,000	236,294
5.63%, 05/01/18	650,000	775,362
4.38%, 09/16/20	300,000	337,034
5.30%, 02/11/21	150,000	174,025
6.75%, 03/15/32	600,000	785,175
5.88%, 01/14/38	500,000	608,352
6.88%, 01/10/39	150,000	204,230
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (a)(b)	400,000	397,000
HSBC Finance Corp.
5.00%, 06/30/15	82,000	89,170
5.50%, 01/19/16	100,000	111,253

2

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
SLM Corp.
4.63%, 09/25/17	750,000	764,531

		6,083,291

Insurance 1.2%
Aetna, Inc.
3.95%, 09/01/20	450,000	493,283
American International Group, Inc.
2.38%, 08/24/15	200,000	204,176
5.60%, 10/18/16	925,000	1,054,003
6.40%, 12/15/20	150,000	184,209
Berkshire Hathaway, Inc.
3.20%, 02/11/15	600,000	633,421
4.25%, 01/15/21	500,000	579,739
Chubb Corp.
5.75%, 05/15/18	400,000	496,165
6.00%, 05/11/37	100,000	132,222
Cigna Corp.
2.75%, 11/15/16	300,000	316,458
CNA Financial Corp.
7.35%, 11/15/19	625,000	788,417
Genworth Financial, Inc.
8.63%, 12/15/16	300,000	343,244
Hartford Financial Services Group, Inc.
6.30%, 03/15/18	200,000	238,682
6.00%, 01/15/19	100,000	116,446
ING US, Inc.
5.50%, 07/15/22	250,000	272,354
Lincoln National Corp.
6.25%, 02/15/20	300,000	357,710
MetLife, Inc.
5.00%, 06/15/15	150,000	165,785
6.82%, 08/15/18	450,000	568,093
4.75%, 02/08/21	200,000	233,063
Principal Financial Group, Inc.
6.05%, 10/15/36	300,000	371,889
Prudential Financial, Inc.
4.75%, 09/17/15	200,000	220,493
4.50%, 11/16/21	250,000	280,253
5.80%, 11/16/41	500,000	589,617
The Allstate Corp.
7.45%, 05/16/19	125,000	165,383
5.55%, 05/09/35	296,000	365,264
Travelers Co., Inc.
5.90%, 06/02/19	300,000	375,646
6.75%, 06/20/36	150,000	215,015
UnitedHealth Group, Inc.
0.85%, 10/15/15	100,000	100,489
1.40%, 10/15/17	100,000	100,809
2.75%, 02/15/23 (b)	150,000	152,610
5.80%, 03/15/36	350,000	431,743
3.95%, 10/15/42 (b)	250,000	249,340
WellPoint, Inc.
3.30%, 01/15/23	500,000	515,516
4.65%, 01/15/43	150,000	158,112

		11,469,649

Other Financial 0.0%
ORIX Corp.
4.71%, 04/27/15	350,000	372,510

Real Estate Investment Trust 0.4%
AvalonBay Communities, Inc.
2.95%, 09/15/22 (b)	150,000	150,237
Boston Properties LP
4.13%, 05/15/21	300,000	329,563
Digital Realty Trust LP
5.88%, 02/01/20	350,000	406,257
Duke Realty LP
7.38%, 02/15/15	400,000	448,245
HCP, Inc.
6.70%, 01/30/18	400,000	482,280
Health Care REIT, Inc.
3.63%, 03/15/16	400,000	423,415
Kimco Realty Corp.
4.30%, 02/01/18 (b)	250,000	277,020
ProLogis, Inc.
6.63%, 05/15/18	337,000	403,021
Regency Centers LP
4.80%, 04/15/21	150,000	167,701
Simon Property Group LP
5.25%, 12/01/16 (b)	300,000	344,592
2.80%, 01/30/17 (b)	200,000	212,718
3.38%, 03/15/22 (b)(f)	250,000	265,893
Ventas Realty LP
4.75%, 06/01/21 (b)	100,000	111,296

		4,022,238

		65,204,199

Industrial 11.9%

Basic Industry 1.1%
Alcoa, Inc.
5.55%, 02/01/17	300,000	333,036
5.87%, 02/23/22	750,000	801,594
Barrick Gold Corp.
6.95%, 04/01/19	500,000	626,653
BHP Billiton Finance (USA) Ltd.
1.13%, 11/21/14	500,000	505,845
3.25%, 11/21/21	200,000	216,638
4.13%, 02/24/42	250,000	269,101
CF Industries Holdings, Inc.
7.13%, 05/01/20	150,000	189,887
Cliffs Natural Resources, Inc.
4.80%, 10/01/20	150,000	147,297
Ecolab, Inc.
3.00%, 12/08/16	200,000	213,820
EI Du Pont de Nemours & Co.
4.75%, 03/15/15	750,000	818,566
International Paper Co.
7.40%, 06/15/14	300,000	326,370
7.95%, 06/15/18	100,000	129,604
7.30%, 11/15/39	400,000	552,188
Lubrizol Corp.
8.88%, 02/01/19	200,000	282,363
Monsanto Co.
2.75%, 04/15/16	100,000	106,701
Newmont Mining Corp.
4.88%, 03/15/42 (b)	250,000	262,328
Potash Corp. of Saskatchewan, Inc.
6.50%, 05/15/19	375,000	475,229
Praxair, Inc.
4.38%, 03/31/14	350,000	367,693
Rio Tinto Finance (USA) Ltd.
3.50%, 11/02/20	250,000	268,746
7.13%, 07/15/28	200,000	273,028
4.75%, 03/22/42 (b)	500,000	561,083
Southern Copper Corp.
5.25%, 11/08/42	200,000	196,854

 3

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Teck Resources Ltd.
4.75%, 01/15/22 (b)	300,000	327,780
The Dow Chemical Co.
7.60%, 05/15/14	200,000	219,262
4.13%, 11/15/21 (b)	350,000	381,874
7.38%, 11/01/29	325,000	437,560
Vale Overseas Ltd.
4.38%, 01/11/22	375,000	399,066
Vale S.A.
5.63%, 09/11/42	500,000	542,431
Valspar Corp.
4.20%, 01/15/22 (b)	150,000	162,930

		10,395,527

Capital Goods 1.1%
Boeing Capital Corp.
3.25%, 10/27/14	450,000	473,346
Boeing Co.
6.88%, 03/15/39	100,000	154,997
Caterpillar Financial Services Corp.
0.70%, 11/06/15	500,000	499,322
1.25%, 11/06/17	700,000	704,074
Deere & Co.
5.38%, 10/16/29	550,000	718,019
General Electric Co.
0.85%, 10/09/15	200,000	200,231
5.25%, 12/06/17	750,000	888,326
2.70%, 10/09/22	150,000	153,247
4.13%, 10/09/42	100,000	104,759
Honeywell International, Inc.
5.00%, 02/15/19	350,000	420,797
5.38%, 03/01/41	250,000	327,445
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	150,000	186,171
John Deere Capital Corp.
1.70%, 01/15/20	250,000	249,484
Joy Global, Inc.
6.00%, 11/15/16	150,000	172,167
L-3 Communications Corp.
4.75%, 07/15/20	250,000	279,909
4.95%, 02/15/21 (b)	250,000	283,987
Lockheed Martin Corp.
4.25%, 11/15/19	100,000	114,031
6.15%, 09/01/36	200,000	265,655
5.50%, 11/15/39	100,000	121,494
Owens Corning
4.20%, 12/15/22 (b)	500,000	507,946
Raytheon Co.
3.13%, 10/15/20	200,000	215,066
4.88%, 10/15/40	250,000	294,258
Republic Services, Inc.
4.75%, 05/15/23	500,000	576,449
Turlock Corp.
0.95%, 11/02/15	150,000	150,099
1.50%, 11/02/17	200,000	201,154
2.75%, 11/02/22	250,000	252,362
4.00%, 11/02/32	150,000	153,214
4.15%, 11/02/42	150,000	153,772
United Technologies Corp.
1.80%, 06/01/17	250,000	258,780
6.13%, 02/01/19	500,000	630,076
4.50%, 06/01/42	500,000	570,945
Waste Management, Inc.
7.00%, 07/15/28	200,000	274,399

		10,555,981

Communications 2.2%
America Movil, S.A.B. de CV
3.63%, 03/30/15	300,000	320,992
5.00%, 10/16/19	450,000	532,229
4.38%, 07/16/42	600,000	624,368
AT&T, Inc.
5.10%, 09/15/14	500,000	539,492
0.88%, 02/13/15	250,000	251,247
2.95%, 05/15/16	500,000	531,564
3.00%, 02/15/22	350,000	366,902
BellSouth Corp.
6.00%, 11/15/34	500,000	572,329
British Telecommunications PLC
2.00%, 06/22/15	300,000	308,698
CBS Corp.
5.75%, 04/15/20	275,000	330,623
7.88%, 07/30/30	325,000	455,379
Cellco Partnership / Verizon Wireless
5.55%, 02/01/14	650,000	684,543
CenturyLink, Inc.
5.15%, 06/15/17	500,000	540,176
7.65%, 03/15/42	250,000	261,567
Comcast Corp.
5.30%, 01/15/14	500,000	526,413
5.90%, 03/15/16	600,000	694,393
6.50%, 11/15/35	175,000	227,295
Deutsche Telekom International Finance BV
6.00%, 07/08/19	500,000	616,636
DIRECTV Holdings LLC
3.13%, 02/15/16	500,000	525,916
6.00%, 08/15/40 (b)	350,000	382,905
Discovery Communications, Inc.
5.63%, 08/15/19	50,000	60,393
France Telecom S.A.
4.38%, 07/08/14	225,000	237,051
8.50%, 03/01/31 (a)	200,000	297,337
5.38%, 01/13/42	100,000	116,366
Grupo Televisa S.A.
6.63%, 03/18/25	400,000	529,056
NBCUniversal Media LLC
3.65%, 04/30/15	125,000	133,408
4.38%, 04/01/21	275,000	312,830
5.95%, 04/01/41	150,000	184,201
News America, Inc.
5.30%, 12/15/14	250,000	272,716
6.40%, 12/15/35	250,000	313,702
6.15%, 03/01/37	600,000	736,493
Pacific Bell Telephone Co.
7.13%, 03/15/26	750,000	1,019,312
TCI Communication, Inc.
7.13%, 02/15/28	350,000	469,062
Telecom Italia Capital S.A.
5.25%, 10/01/15	100,000	106,125
7.00%, 06/04/18	200,000	226,250
7.72%, 06/04/38	350,000	368,375
Telefonica Emisiones S.A.U.
6.42%, 06/20/16	350,000	378,875
5.13%, 04/27/20	400,000	402,000
7.05%, 06/20/36	100,000	102,750
Time Warner Cable, Inc.
5.85%, 05/01/17	600,000	711,758
8.25%, 04/01/19	200,000	267,117
4.50%, 09/15/42 (b)	700,000	685,846
Verizon Communications, Inc.
1.10%, 11/01/17	500,000	500,524

4

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
2.45%, 11/01/22 (b)	1,000,000	1,006,050
5.85%, 09/15/35	650,000	824,635
Vodafone Group PLC
4.63%, 07/15/18	825,000	965,267

		20,521,166

Consumer Cyclical 1.5%
CVS Caremark Corp.
3.25%, 05/18/15	500,000	530,989
4.75%, 05/18/20 (b)	200,000	236,673
Daimler Finance North America LLC
2.30%, 01/09/15	250,000	256,524
Darden Restaurants, Inc.
3.35%, 11/01/22 (b)	150,000	150,846
eBay, Inc.
1.63%, 10/15/15	400,000	411,071
Ford Motor Co.
7.45%, 07/16/31	250,000	315,000
Ford Motor Credit Co. LLC
3.88%, 01/15/15	250,000	259,785
6.63%, 08/15/17	500,000	582,887
4.25%, 09/20/22	750,000	780,403
Historic TW, Inc.
6.88%, 06/15/18	600,000	758,881
Home Depot, Inc.
5.88%, 12/16/36	500,000	665,861
Lowe’s Cos., Inc.
3.12%, 04/15/22 (b)	300,000	318,062
4.65%, 04/15/42 (b)	200,000	224,529
Macy’s Retail Holdings, Inc.
5.75%, 07/15/14	350,000	376,940
6.90%, 04/01/29	200,000	243,427
5.13%, 01/15/42 (b)	200,000	221,196
Marriott International, Inc.
3.00%, 03/01/19 (b)	350,000	362,421
McDonald’s Corp.
2.63%, 01/15/22	400,000	416,281
3.70%, 02/15/42	250,000	253,803
Nordstrom, Inc.
6.25%, 01/15/18	300,000	366,907
PACCAR, Inc.
6.88%, 02/15/14	650,000	697,853
QVC, Inc.
5.13%, 07/02/22	300,000	318,498
Target Corp.
6.35%, 11/01/32	625,000	824,725
The Gap, Inc.
5.95%, 04/12/21 (b)	200,000	228,503
The Walt Disney Co.
5.63%, 09/15/16	300,000	351,576
4.13%, 12/01/41	100,000	107,797
Time Warner, Inc.
4.88%, 03/15/20	400,000	467,742
5.38%, 10/15/41	100,000	113,439
Toyota Motor Credit Corp.
3.40%, 09/15/21	500,000	551,805
VF Corp.
6.45%, 11/01/37	50,000	68,566
Viacom, Inc.
3.88%, 12/15/21	350,000	386,857
6.88%, 04/30/36	250,000	342,778
Wal-Mart Stores, Inc.
5.80%, 02/15/18	300,000	370,857
3.25%, 10/25/20	500,000	550,731
5.88%, 04/05/27	275,000	373,830
5.25%, 09/01/35	100,000	123,950
6.50%, 08/15/37	150,000	214,346
6.20%, 04/15/38	125,000	173,678

		14,000,017

Consumer Non-Cyclical 3.0%
AbbVie, Inc.
2.00%, 11/06/18	500,000	506,208
4.40%, 11/06/42 (c)	100,000	106,486
Altria Group, Inc.
9.70%, 11/10/18	169,000	238,784
2.85%, 08/09/22	200,000	198,472
4.25%, 08/09/42	250,000	249,359
AmerisourceBergen Corp.
3.50%, 11/15/21 (b)	500,000	542,894
Amgen, Inc.
2.50%, 11/15/16	500,000	524,809
5.70%, 02/01/19	500,000	604,666
3.63%, 05/15/22 (b)	500,000	538,243
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 11/15/14	175,000	190,683
1.38%, 07/15/17	800,000	809,574
5.00%, 04/15/20	600,000	725,776
4.38%, 02/15/21	150,000	176,539
3.75%, 07/15/42	100,000	101,344
Archer-Daniels-Midland Co.
4.48%, 03/01/21 (a)	300,000	345,613
AstraZeneca PLC
6.45%, 09/15/37	500,000	688,586
Baxter International, Inc.
2.40%, 08/15/22	250,000	252,570
Boston Scientific Corp.
4.50%, 01/15/15	200,000	213,295
Bristol-Myers Squibb Co.
3.25%, 08/01/42	250,000	235,649
ConAgra Foods, Inc.
5.88%, 04/15/14	250,000	266,520
2.10%, 03/15/18	250,000	251,518
Covidien International Finance
6.00%, 10/15/17	400,000	488,952
Diageo Capital PLC
7.38%, 01/15/14	500,000	537,074
5.88%, 09/30/36	150,000	194,281
Express Scripts Holding Co.
2.10%, 02/12/15 (c)	500,000	510,255
2.65%, 02/15/17 (c)	250,000	261,455
4.75%, 11/15/21 (c)	450,000	515,894
General Mills, Inc.
5.70%, 02/15/17	500,000	592,257
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	400,000	563,318
Hospira, Inc.
6.05%, 03/30/17	230,000	269,104
Johnson & Johnson
4.95%, 05/15/33	100,000	124,136
4.85%, 05/15/41	300,000	377,941
Kellogg Co.
7.45%, 04/01/31	250,000	350,508
Kimberly-Clark Corp.
7.50%, 11/01/18	325,000	436,374
Koninklijke Philips Electronics NV
5.00%, 03/15/42	300,000	347,744
Kraft Foods, Inc.
4.13%, 02/09/16	500,000	547,461
5.38%, 02/10/20	358,000	436,266

 5

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
5.38%, 02/10/20 (c)	392,000	475,079
5.00%, 06/04/42 (c)	300,000	337,901
Lorillard Tobacco Co.
2.30%, 08/21/17	350,000	356,149
6.88%, 05/01/20	100,000	122,350
Mead Johnson Nutrition Co.
3.50%, 11/01/14	300,000	314,265
Merck & Co., Inc.
5.00%, 06/30/19	500,000	604,530
3.88%, 01/15/21 (b)	700,000	795,509
Molson Coors Brewing Co.
3.50%, 05/01/22	100,000	105,913
PepsiCo, Inc.
5.00%, 06/01/18	350,000	418,841
4.50%, 01/15/20	350,000	410,740
4.88%, 11/01/40	500,000	590,514
Pfizer, Inc.
5.35%, 03/15/15	350,000	387,155
6.20%, 03/15/19	500,000	639,210
7.20%, 03/15/39	250,000	390,764
Philip Morris International, Inc.
1.13%, 08/21/17	250,000	250,767
2.50%, 08/22/22	300,000	302,814
3.88%, 08/21/42	300,000	305,858
Procter & Gamble Co.
4.95%, 08/15/14	750,000	808,564
4.70%, 02/15/19	650,000	776,366
Reynolds American, Inc.
1.05%, 10/30/15	100,000	100,123
3.25%, 11/01/22	100,000	101,946
4.75%, 11/01/42	100,000	101,847
Safeway, Inc.
6.25%, 03/15/14	250,000	264,720
7.25%, 02/01/31	150,000	165,871
Sanofi
2.63%, 03/29/16	300,000	316,512
Teva Pharmaceutical Finance Co. LLC
5.55%, 02/01/16	250,000	283,210
6.15%, 02/01/36	250,000	335,161
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	200,000	217,119
The Coca-Cola Co.
3.15%, 11/15/20	1,000,000	1,100,991
The Kroger Co.
3.90%, 10/01/15	200,000	216,407
3.40%, 04/15/22 (b)	150,000	156,444
5.40%, 07/15/40 (b)	50,000	56,941
Thermo Fisher Scientific
3.20%, 03/01/16	1,000,000	1,068,675
Watson Pharmaceuticals, Inc.
1.88%, 10/01/17	200,000	203,962
3.25%, 10/01/22 (b)	350,000	360,736
4.63%, 10/01/42 (b)	250,000	264,966
Zimmer Holdings, Inc.
5.75%, 11/30/39	400,000	491,722

		28,521,250

Energy 1.6%
Anadarko Petroleum Corp.
6.38%, 09/15/17	500,000	601,005
6.45%, 09/15/36	100,000	125,977
Apache Corp.
6.90%, 09/15/18	150,000	190,587
6.00%, 01/15/37	150,000	192,970
Baker Hughes, Inc.
7.50%, 11/15/18	300,000	401,030
5.13%, 09/15/40	150,000	184,355
BP Capital Markets PLC
1.85%, 05/05/17	150,000	153,582
3.56%, 11/01/21	600,000	651,482
3.25%, 05/06/22	250,000	263,370
Canadian Natural Resources Ltd.
5.70%, 05/15/17	250,000	297,018
6.25%, 03/15/38	200,000	261,035
Devon Energy Corp.
4.75%, 05/15/42 (b)	500,000	540,085
Devon Financing Corp ULC
7.88%, 09/30/31	200,000	292,759
Encana Corp.
5.80%, 05/01/14	500,000	533,955
Halliburton Co.
7.45%, 09/15/39	225,000	341,149
Hess Corp.
7.30%, 08/15/31	500,000	684,605
Husky Energy, Inc.
7.25%, 12/15/19	163,000	215,193
Marathon Oil Corp.
0.90%, 11/01/15	100,000	100,180
2.80%, 11/01/22 (b)	200,000	200,996
Nabors Industries, Inc.
6.15%, 02/15/18	350,000	415,079
Nexen, Inc.
6.20%, 07/30/19	125,000	153,343
5.88%, 03/10/35	300,000	366,510
Noble Energy, Inc.
8.25%, 03/01/19	100,000	132,536
6.00%, 03/01/41 (b)	250,000	301,173
Occidental Petroleum Corp.
2.50%, 02/01/16	500,000	528,070
4.13%, 06/01/16	200,000	223,951
Phillips 66
1.95%, 03/05/15 (c)	100,000	102,227
5.88%, 05/01/42 (c)	150,000	181,067
Shell International Finance BV
5.20%, 03/22/17	500,000	589,077
6.38%, 12/15/38	250,000	360,328
Suncor Energy, Inc.
6.50%, 06/15/38	500,000	663,330
Tosco Corp.
7.80%, 01/01/27	850,000	1,265,383
Total Capital S.A.
2.30%, 03/15/16	150,000	157,316
4.13%, 01/28/21	350,000	399,676
Transocean, Inc.
6.00%, 03/15/18	300,000	350,018
3.80%, 10/15/22 (b)	500,000	511,500
Valero Energy Corp.
6.13%, 06/15/17	250,000	301,307
10.50%, 03/15/39	200,000	319,566
Weatherford International Ltd.
4.50%, 04/15/22 (b)	500,000	512,742
XTO Energy, Inc.
6.75%, 08/01/37	300,000	475,405

		14,540,937

Other Industrial 0.0%
Thomas & Betts Corp.
5.63%, 11/15/21	250,000	312,243

6

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Technology 1.0%
Agilent Technologies, Inc.
6.50%, 11/01/17	550,000	670,030
Cisco Systems, Inc.
5.50%, 02/22/16	700,000	804,705
4.45%, 01/15/20	550,000	644,425
5.90%, 02/15/39	150,000	198,498
Harris Corp.
6.15%, 12/15/40	150,000	179,317
Hewlett-Packard Co.
6.13%, 03/01/14	1,500,000	1,570,089
2.60%, 09/15/17	300,000	285,939
4.65%, 12/09/21	350,000	339,199
Intel Corp.
1.95%, 10/01/16	500,000	521,062
International Business Machines Corp.
7.63%, 10/15/18	700,000	943,050
5.60%, 11/30/39	500,000	649,567
Microsoft Corp.
2.95%, 06/01/14	150,000	155,889
3.00%, 10/01/20	300,000	330,042
5.30%, 02/08/41	150,000	191,923
Oracle Corp.
3.75%, 07/08/14	800,000	841,230
5.38%, 07/15/40	350,000	444,096
Science Applications International Corp.
5.50%, 07/01/33	150,000	156,315
Xerox Corp.
4.25%, 02/15/15	300,000	315,758

		9,241,134

Transportation 0.4%
Burlington Northern Santa Fe Corp.
5.65%, 05/01/17	300,000	357,002
Canadian National Railway Co.
6.20%, 06/01/36	100,000	139,106
CSX Corp.
3.70%, 10/30/20 (b)	500,000	545,362
4.10%, 03/15/44 (b)	400,000	397,554
FedEx Corp.
2.63%, 08/01/22	300,000	304,459
3.88%, 08/01/42	300,000	303,167
Norfolk Southern Corp.
5.90%, 06/15/19	500,000	614,272
Ryder System, Inc.
3.15%, 03/02/15	200,000	207,034
Southwest Airlines Co.
5.25%, 10/01/14	500,000	533,803
Union Pacific Corp.
4.16%, 07/15/22 (b)	500,000	571,217
United Parcel Service, Inc.
6.20%, 01/15/38	150,000	208,982

		4,181,958

		112,270,213

Utilities 2.4%

Electric 1.6%
Alabama Power Co.
4.10%, 01/15/42	100,000	105,525
Ameren Illinois Co.
2.70%, 09/01/22	400,000	405,792
Appalachian Power Co.
6.38%, 04/01/36	100,000	127,155
7.00%, 04/01/38	300,000	411,783
Commonwealth Edison Co.
1.63%, 01/15/14	100,000	101,294
1.95%, 09/01/16 (b)	500,000	518,733
Cons Edison Co. of New York, Inc.
5.30%, 03/01/35	350,000	427,426
Dominion Resources, Inc.
4.45%, 03/15/21	450,000	524,340
5.25%, 08/01/33 (b)	500,000	586,108
Duke Energy Carolinas LLC
4.30%, 06/15/20	850,000	983,997
6.45%, 10/15/32	350,000	462,989
Exelon Generation Co., LLC
5.20%, 10/01/19	200,000	230,539
First Energy Corp.
7.38%, 11/15/31	150,000	197,364
Florida Power & Light Co.
6.20%, 06/01/36	500,000	693,573
Florida Power Corp.
4.55%, 04/01/20	750,000	866,873
Georgia Power Co.
4.75%, 09/01/40	200,000	226,260
National Rural Utilities Cooperative Finance Corp.
3.05%, 03/01/16	500,000	533,772
Pacific Gas & Electric Co.
4.80%, 03/01/14	156,000	163,924
3.50%, 10/01/20 (b)	200,000	221,910
6.05%, 03/01/34	300,000	391,774
5.80%, 03/01/37	400,000	506,328
Pacificorp
5.50%, 01/15/19	150,000	184,112
6.00%, 01/15/39	500,000	674,521
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	400,000	407,603
PSEG Power LLC
5.13%, 04/15/20	150,000	173,254
8.63%, 04/15/31	500,000	746,420
Public Service Co. of Colorado
5.50%, 04/01/14	250,000	266,193
San Diego Gas & Electric Co.
4.50%, 08/15/40	250,000	290,914
Sierra Pacific Power Co.
6.00%, 05/15/16	200,000	233,196
Southern California Edison Co.
5.75%, 03/15/14	350,000	373,255
5.50%, 08/15/18	500,000	615,574
4.50%, 09/01/40 (b)	275,000	312,163
The Detroit Edison Co.
3.95%, 06/15/42 (b)	250,000	262,786
The Southern Co.
2.38%, 09/15/15	800,000	837,992
Union Electric Co.
3.90%, 09/15/42 (b)	400,000	413,243
Westar Energy, Inc.
4.13%, 03/01/42 (b)	100,000	108,206

		14,586,891

Natural Gas 0.8%
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (b)	250,000	321,852
El Paso Pipeline Partners Operating Co., LLC
4.70%, 11/01/42 (b)	100,000	99,075
Energy Transfer Partners LP
9.00%, 04/15/19	187,000	247,179
5.20%, 02/01/22 (b)	500,000	563,288

 7

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Enterprise Products Operating LP
6.30%, 09/15/17	700,000	854,048
4.85%, 08/15/42 (b)	250,000	261,506
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	400,000	505,443
6.95%, 01/15/38	250,000	318,633
5.00%, 08/15/42 (b)	200,000	205,436
Magellan Midstream Partners LP
4.20%, 12/01/42 (b)	250,000	248,088
ONEOK Partners LP
6.65%, 10/01/36	250,000	312,516
Plains All American Pipeline LP
3.95%, 09/15/15	250,000	270,316
Sempra Energy
6.15%, 06/15/18	500,000	616,083
Southern Natural Gas Co.
5.90%, 04/01/17 (c)	575,000	681,959
Southwest Gas Corp.
3.88%, 04/01/22 (b)	100,000	111,262
TransCanada PipeLines Ltd.
6.50%, 08/15/18	325,000	413,204
6.20%, 10/15/37	150,000	200,950
Williams Partners LP
7.25%, 02/01/17	250,000	305,119
4.13%, 11/15/20 (b)	500,000	549,469

		7,085,426

Other Utilities 0.0%
Veolia Environment
6.00%, 06/01/18	250,000	295,631

		21,967,948

Total Corporate Bonds
(Cost $183,339,645)		199,442,360

U.S. Government and Government Agencies 41.0% of net assets

U.S. Government Agency Securities 4.9%
Egypt Government AID Bonds
4.45%, 09/15/15	1,000,000	1,111,906
Fannie Mae
2.75%, 02/05/14	2,250,000	2,318,668
0.65%, 04/30/15 (b)	4,000,000	4,006,028
0.50%, 05/27/15	1,000,000	1,004,112
4.38%, 10/15/15	2,000,000	2,228,508
1.25%, 09/28/16	3,000,000	3,088,770
5.38%, 06/12/17	1,000,000	1,211,584
1.20%, 07/17/17 (b)	1,000,000	1,005,311
0.88%, 08/28/17	2,500,000	2,529,587
6.63%, 11/15/30	500,000	774,802
Federal Farm Credit Bank
0.33%, 02/03/14 (b)	1,000,000	1,000,012
4.88%, 01/17/17	500,000	588,554
Federal Home Loan Bank
0.38%, 01/29/14	1,250,000	1,252,313
5.50%, 08/13/14	1,000,000	1,089,695
5.38%, 05/18/16	1,000,000	1,170,352
1.00%, 11/09/17 (b)	1,000,000	1,002,968
5.00%, 11/17/17	1,750,000	2,114,089
5.38%, 05/15/19	500,000	632,475
5.50%, 07/15/36	500,000	704,988
Freddie Mac
0.65%, 06/27/14 (b)	2,000,000	2,000,536
3.00%, 07/28/14	2,500,000	2,610,877
1.00%, 07/30/14	1,000,000	1,012,604
0.63%, 12/29/14	2,500,000	2,517,145
4.75%, 11/17/15	2,000,000	2,257,762
2.00%, 08/25/16	1,000,000	1,055,612
2.00%, 08/14/17 (b)	1,000,000	1,012,614
4.88%, 06/13/18	2,000,000	2,435,846
2.38%, 01/13/22	1,500,000	1,579,791
Tennessee Valley Authority
4.65%, 06/15/35	1,000,000	1,223,298

		46,540,807

U.S. Treasury Obligations 36.1%
U.S. Treasury Bonds
7.25%, 05/15/16	1,000,000	1,234,844
8.13%, 08/15/19	1,000,000	1,469,844
6.00%, 02/15/26	3,500,000	5,149,921
6.13%, 11/15/27	1,000,000	1,514,063
5.25%, 02/15/29	1,250,000	1,766,797
5.38%, 02/15/31	500,000	729,297
4.50%, 02/15/36	1,000,000	1,344,219
5.00%, 05/15/37	1,000,000	1,442,188
4.38%, 02/15/38	1,000,000	1,326,563
4.50%, 05/15/38	1,000,000	1,351,563
3.50%, 02/15/39	1,000,000	1,157,656
4.25%, 05/15/39	1,500,000	1,958,907
4.50%, 08/15/39	500,000	678,047
4.38%, 11/15/39	500,000	665,782
4.63%, 02/15/40	2,500,000	3,457,032
4.38%, 05/15/40	1,750,000	2,332,423
3.88%, 08/15/40	5,300,000	6,525,625
4.25%, 11/15/40	1,650,000	2,157,632
4.75%, 02/15/41	1,450,000	2,046,086
4.38%, 05/15/41	1,250,000	1,667,774
3.75%, 08/15/41	2,000,000	2,409,688
3.13%, 11/15/41	2,285,000	2,454,234
3.13%, 02/15/42	2,230,000	2,393,417
2.75%, 08/15/42	1,000,000	992,188
U.S. Treasury Notes
1.50%, 12/31/13	16,000,000	16,223,760
1.75%, 01/31/14	4,000,000	4,071,564
4.00%, 02/15/14	1,000,000	1,045,352
1.88%, 02/28/14	5,000,000	5,102,735
1.75%, 03/31/14	2,700,000	2,754,421
1.25%, 04/15/14	4,350,000	4,410,665
0.25%, 04/30/14	4,000,000	4,001,720
1.88%, 04/30/14	2,000,000	2,046,406
4.75%, 05/15/14	1,000,000	1,065,391
2.25%, 05/31/14	700,000	721,055
2.63%, 06/30/14	850,000	881,842
0.63%, 07/15/14	1,000,000	1,006,289
2.63%, 07/31/14	1,000,000	1,039,531
0.50%, 08/15/14	3,750,000	3,766,552
4.25%, 08/15/14	1,000,000	1,067,969
2.38%, 08/31/14	2,575,000	2,670,254
0.25%, 09/15/14	4,000,000	4,000,312
0.50%, 10/15/14	1,000,000	1,004,610
2.38%, 10/31/14	2,600,000	2,704,814
0.38%, 11/15/14	4,750,000	4,761,319
4.25%, 11/15/14	4,750,000	5,118,681
2.13%, 11/30/14	3,500,000	3,629,608
0.25%, 12/15/14	4,500,000	4,499,298
2.63%, 12/31/14	1,530,000	1,605,186
0.25%, 01/15/15	3,000,000	2,998,593
2.25%, 01/31/15	2,050,000	2,137,445

8

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
0.25%, 02/15/15	4,000,000	3,998,124
4.00%, 02/15/15	2,000,000	2,163,282
2.38%, 02/28/15	1,425,000	1,491,686
0.38%, 03/15/15	1,500,000	1,503,516
2.50%, 04/30/15	3,300,000	3,475,570
0.25%, 05/15/15	8,250,000	8,243,557
4.13%, 05/15/15	1,000,000	1,093,594
2.13%, 05/31/15	7,000,000	7,318,283
0.38%, 06/15/15	4,265,000	4,273,999
4.25%, 08/15/15	1,000,000	1,105,625
1.25%, 08/31/15	4,000,000	4,102,812
0.25%, 09/15/15	5,000,000	4,991,800
1.25%, 09/30/15	2,000,000	2,052,656
0.25%, 10/15/15	3,500,000	3,493,710
0.38%, 11/15/15	2,000,000	2,003,282
4.50%, 11/15/15	1,000,000	1,122,031
1.38%, 11/30/15	1,000,000	1,030,781
2.13%, 12/31/15	2,700,000	2,846,602
2.00%, 01/31/16	2,250,000	2,366,368
4.50%, 02/15/16	1,000,000	1,131,797
2.13%, 02/29/16	1,000,000	1,057,031
2.63%, 04/30/16	1,000,000	1,075,781
5.13%, 05/15/16	1,000,000	1,161,641
3.25%, 05/31/16	1,000,000	1,098,828
3.25%, 06/30/16	1,000,000	1,101,094
1.50%, 07/31/16	1,000,000	1,039,531
3.25%, 07/31/16	1,850,000	2,040,926
4.88%, 08/15/16	1,000,000	1,163,281
1.00%, 08/31/16	1,500,000	1,531,992
3.00%, 08/31/16	2,100,000	2,300,321
3.00%, 09/30/16	1,000,000	1,097,344
1.00%, 10/31/16	2,000,000	2,043,126
4.63%, 11/15/16	1,000,000	1,162,969
2.75%, 11/30/16	5,000,000	5,452,345
0.88%, 12/31/16	3,750,000	3,811,230
3.13%, 01/31/17	3,700,000	4,102,375
0.88%, 02/28/17	4,500,000	4,572,423
1.00%, 03/31/17	1,500,000	1,531,290
3.25%, 03/31/17	2,000,000	2,234,220
3.13%, 04/30/17	5,250,000	5,844,316
4.50%, 05/15/17	3,000,000	3,523,359
0.63%, 05/31/17	2,500,000	2,510,742
2.38%, 07/31/17	3,500,000	3,790,664
0.63%, 08/31/17	2,000,000	2,005,156
0.63%, 09/30/17	1,000,000	1,001,719
4.25%, 11/15/17	3,000,000	3,532,032
0.63%, 11/30/17	3,000,000	3,001,407
2.63%, 01/31/18	2,000,000	2,200,312
3.50%, 02/15/18	1,000,000	1,144,610
2.88%, 03/31/18	3,000,000	3,344,298
3.88%, 05/15/18	3,000,000	3,508,830
4.00%, 08/15/18	2,000,000	2,365,156
1.50%, 08/31/18	2,000,000	2,080,782
1.38%, 09/30/18	2,000,000	2,066,406
1.75%, 10/31/18	4,000,000	4,218,440
3.75%, 11/15/18	3,000,000	3,515,859
1.38%, 11/30/18	4,500,000	4,645,548
1.38%, 12/31/18	2,000,000	2,063,906
2.75%, 02/15/19	1,500,000	1,671,446
1.50%, 03/31/19	2,000,000	2,075,156
1.00%, 06/30/19	1,500,000	1,505,391
3.63%, 08/15/19	1,750,000	2,055,020
1.25%, 10/31/19	1,500,000	1,523,907
3.38%, 11/15/19	3,000,000	3,479,532
3.63%, 02/15/20	5,000,000	5,893,360
2.63%, 08/15/20	5,875,000	6,509,318
3.63%, 02/15/21	2,000,000	2,371,094
3.13%, 05/15/21	6,600,000	7,563,191
2.13%, 08/15/21	5,500,000	5,842,034
2.00%, 02/15/22	2,000,000	2,091,720
1.75%, 05/15/22	3,250,000	3,316,524
1.63%, 08/15/22	4,000,000	4,021,564
1.63%, 11/15/22	1,000,000	1,000,938

		339,231,722

Total U.S. Government and Government Agencies
(Cost $361,193,770)		385,772,529

Commercial Mortgage Backed Securities 1.9% of net assets

Banc of America Commercial Mortgage Trust
Series 2007-4 Class A4
5.92%, 02/10/51 (a)(b)	3,000,000	3,572,257
Banc of America Commercial Mortgage, Inc.
Series 2005-3 Class AJ
4.77%, 07/10/43 (a)(b)	1,100,000	1,103,637
Series 2006-3 Class AM
6.05%, 07/10/44 (a)(b)	800,000	820,031
Series 2007-1 Class A4
5.45%, 01/15/49 (b)	1,000,000	1,162,889
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)	3,737,000	4,193,501
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class AM
5.59%, 02/15/39 (a)(b)	650,000	715,769
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	800,000	927,040
GS Mortgage Securities Corp II
Series 2006-GG6 Class A4
5.55%, 04/10/38 (a)(b)	1,100,000	1,245,131
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5 Class AJ
5.49%, 12/15/44 (a)(b)	1,025,000	1,110,283
Series 2007-LD12 Class A3
6.16%, 02/15/51 (a)(b)	2,000,000	2,134,960
Series 2007-LD12-A Class A2
5.83%, 02/15/51 (b)	30,893	31,726
Merrill Lynch Mortgage Trust
Series 2005-LC1 Class AM
5.50%, 01/12/44 (a)(b)	700,000	776,475

Total Commercial Mortgage Backed Securities
(Cost $15,537,486)		17,793,699

Asset-Backed Obligations 0.3% of net assets

Chase Issuance Trust
Series 2007-A3 Class A3
5.23%, 04/15/19 (b)	1,515,000	1,790,199
Citibank Credit Card Issuance Trust
Series 2005-A2 Class A2
4.85%, 03/10/17 (b)	700,000	768,148

 9

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Discover Card Master Trust
Series 2012-A1 Class A1
0.81%, 08/15/17 (b)	600,000	605,053

Total Asset-Backed Obligations
(Cost $3,173,544)		3,163,400

Foreign Securities 4.5% of net assets

Foreign Agencies 1.4%

Austria 0.0%
Oesterreichische Kontrollbank AG
1.13%, 07/06/15	400,000	406,239

Canada 0.1%
Pemex Project Funding Master Trust
6.63%, 06/15/35	600,000	762,000

Cayman Islands 0.2%
Petrobras International Finance Co.
3.88%, 01/27/16	500,000	532,290
5.75%, 01/20/20	400,000	458,953
5.38%, 01/27/21	500,000	564,795
6.88%, 01/20/40	100,000	127,964

		1,684,002

Germany 0.6%
Kreditanstalt Fuer Wiederaufbau
3.50%, 03/10/14 (d)	1,700,000	1,768,058
1.25%, 10/26/15 (d)	1,000,000	1,021,726
2.63%, 02/16/16 (d)	1,000,000	1,065,321
4.88%, 01/17/17 (d)	850,000	993,913
4.00%, 01/27/20 (d)	350,000	412,088
2.75%, 09/08/20 (d)	750,000	818,711

		6,079,817

Japan 0.1%
Japan Bank for International Cooperation
2.50%, 01/21/16	400,000	422,851
Japan Finance Corp.
2.25%, 07/13/16	300,000	317,519

		740,370

Mexico 0.1%
Petroleos Mexicanos
4.88%, 03/15/15	425,000	459,000
5.50%, 01/21/21	500,000	587,500

		1,046,500

Norway 0.1%
Statoil ASA
2.90%, 10/15/14	150,000	156,536
3.13%, 08/17/17	200,000	217,679
5.10%, 08/17/40	250,000	309,568

		683,783

Republic of Korea 0.2%
Export-Import Bank of Korea
8.13%, 01/21/14	600,000	648,246
4.00%, 01/11/17	600,000	656,104
Korea Development Bank
8.00%, 01/23/14	450,000	485,725

		1,790,075

		13,192,786

Foreign Local Government 0.5%

Canada 0.5%
Province of Ontario
4.10%, 06/16/14	1,575,000	1,664,703
4.40%, 04/14/20	975,000	1,161,721
Province of Quebec
5.13%, 11/14/16	450,000	526,303
7.50%, 09/15/29	650,000	1,006,378

		4,359,105

Sovereign 1.2%

Brazil 0.3%
Federative Republic of Brazil
6.00%, 01/17/17	500,000	595,000
4.88%, 01/22/21	250,000	303,875
8.88%, 04/15/24	675,000	1,100,250
5.63%, 01/07/41	500,000	662,500

		2,661,625

Chile 0.0%
Republic of Chile
3.88%, 08/05/20	200,000	227,500
3.63%, 10/30/42	150,000	151,500

		379,000

Colombia 0.1%
Republic of Colombia
7.38%, 09/18/37	750,000	1,174,125

Italy 0.1%
Republic of Italy
3.13%, 01/26/15	750,000	762,093
6.88%, 09/27/23	250,000	292,750
5.38%, 06/15/33	300,000	296,571

		1,351,414

Mexico 0.3%
United Mexican States
6.63%, 03/03/15	200,000	225,100
5.63%, 01/15/17	300,000	351,000
3.63%, 03/15/22	500,000	551,875
6.75%, 09/27/34	750,000	1,084,875
6.05%, 01/11/40	150,000	203,400

		2,416,250

Panama 0.1%
Republic of Panama
7.25%, 03/15/15	400,000	453,000
6.70%, 01/26/36	200,000	286,200

		739,200

Peru 0.1%
Republic of Peru
7.13%, 03/30/19	650,000	856,375

Poland 0.1%
Republic of Poland
5.13%, 04/21/21	750,000	891,345

Republic of Korea 0.0%
Republic of Korea
5.75%, 04/16/14	300,000	320,051

10

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

South Africa 0.1%
Republic of South Africa
6.88%, 05/27/19	500,000	635,250

		11,424,635

Supranational 1.4%
African Development Bank
2.50%, 03/15/16	350,000	372,590
Asian Development Bank
2.50%, 03/15/16	1,750,000	1,866,769
European Bank for Reconstruction & Development
2.50%, 03/15/16	500,000	529,339
European Investment Bank
1.25%, 02/14/14	500,000	505,264
3.13%, 06/04/14	1,000,000	1,040,433
1.63%, 09/01/15	400,000	411,836
2.50%, 05/16/16	800,000	849,925
5.13%, 05/30/17	1,600,000	1,901,238
2.88%, 09/15/20	800,000	876,610
4.88%, 02/15/36	150,000	181,628
Inter-American Development Bank
3.00%, 04/22/14	1,000,000	1,038,142
3.88%, 09/17/19	500,000	589,095
International Bank for Reconstruction & Development
0.55%, 04/25/14 (b)	200,000	200,310
2.38%, 05/26/15	550,000	577,572
2.13%, 03/15/16	800,000	843,862
0.88%, 04/17/17	250,000	254,494
International Finance Corp.
2.75%, 04/20/15	350,000	370,131
2.25%, 04/11/16	500,000	530,393

		12,939,631

Total Foreign Securities
(Cost $39,168,856)		41,916,157

Municipal Bonds 1.0% of net assets

Fixed-Rate Obligations 1.0%
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	1,050,000	1,470,315
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,000,000	1,398,110
Catholic Health Initiatives
1.60%, 11/01/17	150,000	152,311
Connecticut
GO (Build America Bonds) Series 2010D
5.09%, 10/01/30	100,000	115,670
GO (Teachers’ Retirement Fund) Series 2008A
5.85%, 03/15/32	300,000	383,511
East Bay Municipal Utility District
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	1,000,000	1,341,720
Illinois
GO Bonds Series 2011
5.37%, 03/01/17	1,000,000	1,126,100
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,000,000	1,010,060
Metropolitan Government of Nashville & Davidson Cnty
GO (Build America Bonds) Series 2010B
5.71%, 07/01/34	200,000	253,628
Metropolitan Transportation Authority
GO (Build America Bonds) Series 2010E
6.81%, 11/15/40	350,000	470,036
New Jersey State Turnpike Auth
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	100,000	148,513
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	700,000	1,005,921
Texas State Transportation Commission
RB (Build America Bonds) Series 2010B
5.03%, 04/01/26	600,000	735,198

Total Municipal Bonds
(Cost $8,110,171)		9,611,093

	Number	Value
Security	of Shares	($)

Other Investment Company 0.8% of net assets

Money Market Fund 0.8%
State Street Institutional U.S. Government Money Market Fund	7,694,005	7,694,005

Total Other Investment Company
(Cost $7,694,005)		7,694,005

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 5.1% of net assets

U.S. Treasury Obligations 5.1%
U.S. Treasury Bills
0.12%, 12/06/12 (e)	13,000,000	12,999,873
0.13%, 12/13/12 (e)	30,000,000	29,998,959
0.16%, 12/20/12 (e)	5,000,000	4,999,634

Total Short-Term Investments
(Cost $47,998,130)		47,998,466

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.0% of net assets

State Street Institutional U.S. Government Money Market Fund	142,025	142,025

Total Collateral Invested for Securities on Loan
(Cost $142,025)		142,025

End of Collateral Invested for Securities on Loan.

 11

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

At 11/30/12, the tax basis cost of the fund’s investments was $934,303,654 and the unrealized appreciation and depreciation were $58,279,598 and ($304,221), respectively, with a net unrealized appreciation of $57,975,377.

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

TBA Sale Commitment 0.2% of net assets

U.S. Government Agency Mortgages 0.2%
Freddie Mac TBA
3.50%, 12/01/42 (b)	1,500,000	1,595,859

Total TBA Sale Commitment
(Proceeds $1,594,219)		1,595,859

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,172,323 or 0.3% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the purchase yield.
(f)	All or a portion of this security is on loan.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

12

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2012:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage-Backed Securities[1]	$—	$278,887,322	$—	$278,887,322
Corporate Bonds[1]	—	199,442,360	—	199,442,360
U.S. Government and Government Agencies[1]	—	385,772,529	—	385,772,529
Commercial Mortgage Backed Securities	—	17,793,699	—	17,793,699
Asset-Backed Obligations	—	3,163,400	—	3,163,400
Foreign Securities[1]	—	41,916,157	—	41,916,157
Municipal Bonds[1]	—	9,611,093	—	9,611,093
Other Investment Company[1]	7,694,005	—	—	7,694,005
Short-Term Investments[1]	—	47,998,466	—	47,998,466

Total	$7,694,005	$984,585,026	$—	$992,279,031

Other Financial Instruments
Collateral Invested for Securities on Loan	$142,025	$—	$—	$142,025

Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitment	$—	($1,595,859)	$—	($1,595,859)

[1]	As categorized in Portfolio Holdings.

 13

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2012.

REG406017NOV12

14

Schwab Investments
Schwab GNMA Fund™

Portfolio Holdings as of November 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

105.1%		Mortgage-Backed Securities	642,210,087	660,181,854
1.0%		Other Investment Company	6,453,711	6,453,711
10.3%		Short-Term Investments	64,998,817	64,999,242

116.4%		Total Investments	713,662,615	731,634,807
(1	.4)%	TBA Sale Commitments	(8,710,625)	(8,753,283)
(15	.0)%	Other Assets and Liabilities, Net		(94,472,759)

100.0%		Net Assets		628,408,765

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 105.1% of net assets

U.S. Government Agency Mortgages 105.1%
Fannie Mae
2.50%, 03/01/27 (b)	177,362	185,718
3.00%, 06/01/27 (b)	1,936,590	2,076,135
5.45%, 12/01/31 to 07/01/32 (b)	245,900	269,879
5.49%, 09/01/29 to 09/01/31 (b)	179,769	196,836
5.50%, 09/01/17 (b)	182,889	196,786
5.81%, 12/01/31 to 01/01/32 (b)	204,113	227,026
6.50%, 04/01/31 (b)	215,869	251,239
7.17%, 11/01/30 (b)	21,429	21,486
Fannie Mae REMICS
3.75%, 05/25/33 (b)	1,993,540	2,041,447
4.00%, 10/25/17 (b)	314,527	314,762
4.50%, 07/25/19 (b)	280,066	284,941
5.50%, 10/25/32 (b)	147,579	148,542
7.00%, 09/25/22 (b)	117,771	133,229
Federal Home Loan Bank
5.27%, 12/28/12 (b)	263,955	264,879
Freddie Mac
4.00%, 12/01/20 (b)	1,705,207	1,819,431
Freddie Mac REMICS
4.00%, 09/15/17 to 02/15/33 (b)	3,132,236	3,188,275
4.50%, 05/15/17 to 03/15/19 (b)	1,089,755	1,101,384
5.00%, 03/15/18 to 08/15/32 (b)	1,434,097	1,452,824
6.00%, 07/15/33 (b)	573,637	578,977
6.50%, 03/15/14 (b)	53,156	1,584
Ginnie Mae
1.63%, 12/20/30 to 02/20/32 (a)(b)	96,014	99,778
1.75%, 07/20/24 to 04/20/37 (a)(b)	769,319	804,445
2.25%, 08/20/33 (a)(b)	85,515	89,474
2.50%, 04/15/27 to 10/20/27 (b)	1,473,741	1,558,209
3.00%, 02/20/27 (b)	4,804,682	5,136,706
3.50%, 02/20/16 (a)(b)	35,524	37,298
3.50%, 01/15/26 to 09/20/42 (b)	72,303,907	78,883,795
4.00%, 12/15/24 to 06/20/42 (b)	75,702,775	82,654,723
4.25%, 06/16/24 to 09/20/41 (b)	385,425	419,557
4.38%, 05/15/29 to 04/15/32 (b)	483,066	534,410
4.50%, 12/15/17 to 01/20/42 (b)	132,197,327	145,674,987
4.63%, 07/20/40 to 12/20/40 (b)	7,825,699	8,637,666
4.75%, 06/15/28 (b)	126,916	140,353
5.00%, 11/15/17 to 04/20/40 (b)	102,581,068	112,924,163
5.13%, 03/15/31 (b)	257,497	282,676
5.25%, 04/15/31 to 11/15/31 (b)	462,608	507,842
5.45%, 05/15/29 to 02/15/33 (b)	6,294,582	6,902,003
5.49%, 10/20/28 to 08/15/32 (b)	4,502,083	4,964,047
5.50%, 08/20/15 to 12/20/34 (b)	35,624,691	39,258,253
5.81%, 06/20/31 to 02/20/32 (b)	572,658	633,938
5.90%, 07/15/31 to 05/15/32 (b)	428,623	474,620
6.00%, 04/20/13 to 11/15/39 (b)	23,187,743	26,326,064
6.05%, 09/15/31 (b)	64,799	73,585
6.10%, 07/20/28 to 09/15/31 (b)	2,079,397	2,351,965
6.15%, 04/20/29 to 04/20/30 (b)	1,001,694	1,134,006
6.25%, 10/20/28 to 03/20/30 (b)	1,861,842	2,106,820
6.50%, 09/20/13 to 10/20/37 (b)	11,001,192	12,820,973
7.00%, 05/15/13 to 04/15/39 (b)	3,167,765	3,720,310
7.10%, 12/15/30 (b)	61,649	64,693
7.17%, 04/20/30 to 03/20/31 (b)	392,144	460,832
7.50%, 06/15/17 to 11/15/37 (b)	377,301	440,977
8.00%, 07/15/26 to 02/15/30 (b)	75,523	84,737
8.50%, 08/20/25 to 01/20/30 (b)	13,634	15,566
9.00%, 09/20/15 to 09/20/30 (b)	357,214	400,979
13.00%, 07/20/14 (b)	6	6
Ginnie Mae TBA
3.00%, 12/01/42 (b)	20,500,000	21,880,546
3.50%, 12/01/42 (b)	40,000,000	43,556,252
4.00%, 12/01/42 (b)	29,000,000	31,741,408
4.50%, 12/01/42 (b)	7,000,000	7,627,812

Total Mortgage-Backed Securities
(Cost $642,210,087)		660,181,854

	Number	Value
Security	of Shares	($)

Other Investment Company 1.0% of net assets

Money Market Fund 1.0%
State Street Institutional U.S. Government Money Market Fund	6,453,711	6,453,711

Total Other Investment Company
(Cost $6,453,711)		6,453,711

 1

 Schwab GNMA Fund

Portfolio Holdings (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 10.3% of net assets

U.S. Treasury Obligations 10.3%
U.S. Treasury Bills
0.12%, 12/06/12 (c)	60,000,000	59,999,415
0.13%, 12/13/12 (c)	5,000,000	4,999,827

Total Short-Term Investments
(Cost $64,998,817)		64,999,242

End of Investments.

At 11/30/12, the tax basis cost of the fund’s investments was $713,665,408 and the unrealized appreciation and depreciation were $18,144,614 and ($175,215), respectively, with a net unrealized appreciation of $17,969,399.

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

TBA Sale Commitments 1.4% of net assets

U.S. Government Agency Mortgages 1.4%
Ginnie Mae TBA
5.00%, 12/01/42 (b)	3,000,000	3,261,094
5.50%, 12/01/42 (b)	5,000,000	5,492,189

Total TBA Sale Commitment
(Proceeds $8,710,625)		8,753,283

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	The rate shown is the purchase yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from

2

 Schwab GNMA Fund

Portfolio Holdings (Unaudited) continued

normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2012:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage-Backed Securities[1]	$—	$660,181,854	$—	$660,181,854
Other Investment Company[1]	6,453,711	—	—	6,453,711
Short-Term Investments[1]	—	64,999,242	—	64,999,242

Total	$6,453,711	$725,181,096	$—	$731,634,807

Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments[1]	$—	($8,753,283)	$—	($8,753,283)

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2012.

REG406018NOV12

 3

Schwab Investments
Schwab Treasury Inflation Protected Securities Fund

Portfolio Holdings as of November 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

99.5%		U.S. Government Securities	373,142,304	418,929,826
0.6%		Other Investment Company	2,610,501	2,610,501

100.1%		Total Investments	375,752,805	421,540,327
(0	.1)%	Other Assets and Liabilities, Net		(243,455)

100.0%		Net Assets		421,296,872

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government Securities 99.5% of net assets

U.S. Treasury Obligations 99.5%
U.S. Treasury Inflation Protected Securities
2.00%, 01/15/14	12,974,450	13,398,196
1.25%, 04/15/14	8,233,453	8,486,878
2.00%, 07/15/14	11,502,894	12,131,987
1.63%, 01/15/15	11,355,408	12,057,967
0.50%, 04/15/15	11,179,762	11,654,901
1.88%, 07/15/15	9,969,516	10,868,367
2.00%, 01/15/16	9,770,238	10,858,740
0.13%, 04/15/16	19,646,267	20,705,397
2.50%, 07/15/16	9,567,765	11,031,346
2.38%, 01/15/17	8,296,208	9,676,781
0.13%, 04/15/17	15,078,389	16,178,659
2.63%, 07/15/17	7,112,169	8,557,931
1.63%, 01/15/18	7,511,076	8,755,061
1.38%, 07/15/18	7,404,390	8,664,321
2.13%, 01/15/19	6,897,920	8,431,604
1.88%, 07/15/19	7,824,820	9,584,153
1.38%, 01/15/20	9,491,788	11,320,476
1.25%, 07/15/20	14,589,713	17,427,850
1.13%, 01/15/21	16,692,558	19,751,970
0.63%, 07/15/21	17,721,015	20,323,878
0.13%, 01/15/22	19,558,514	21,477,791
0.13%, 07/15/22	20,346,673	22,349,599
2.38%, 01/15/25	13,000,603	17,747,903
2.00%, 01/15/26	9,467,109	12,564,652
2.38%, 01/15/27	7,596,257	10,599,133
1.75%, 01/15/28	7,621,533	9,988,934
3.63%, 04/15/28	8,112,184	13,035,306
2.50%, 01/15/29	7,372,152	10,665,440
3.88%, 04/15/29	9,571,817	16,061,222
3.38%, 04/15/32	2,959,377	4,957,873
2.13%, 02/15/40	4,539,430	6,794,255
2.13%, 02/15/41	6,984,658	10,532,655
0.75%, 02/15/42	10,947,528	12,288,600

Total U.S. Government Securities
(Cost $373,142,304)		418,929,826

	Number	Value
Security	of Shares	($)

Other Investment Company 0.6% of net assets

Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund	2,610,501	2,610,501

Total Other Investment Company
(Cost $2,610,501)		2,610,501

End of Investments.

At 11/30/12, the tax basis cost of the fund’s investments was $377,312,786 and the unrealized appreciation and depreciation were $44,227,541 and ($0), respectively, with a net unrealized appreciation of $44,227,541.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

 1

 Schwab Treasury Inflation Protected Securities Fund

Portfolio Holdings (Unaudited) continued

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab Treasury Inflation Protected Securities Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

U.S. Government Securities[1]	$—	$418,929,826	$—	$418,929,826
Other Investment Company[1]	2,610,501	—	—	2,610,501

Total	$2,610,501	$418,929,826	$—	$421,540,327

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2012.

REG406019NOV12

 3

Schwab Investments
Schwab Tax-Free Bond Fund™

Portfolio Holdings as of November 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

96.6%		Fixed-Rate Obligations	665,875,061	710,103,180
4.7%		Variable-Rate Obligations	34,615,074	34,834,911

101.3%		Total Investments	700,490,135	744,938,091
(1	.3)%	Other Assets and Liabilities, Net		(9,861,614)

100.0%		Net Assets		735,076,477

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

Fixed-Rate Obligations 96.6% of net assets

ALABAMA 1.3%
Birmingham
GO Refunding Warrants Series 2010A	5.00%	02/01/18	(f)	1,260,000	1,509,820
Camden IDB
Facilities RB (Weyerhaeuser) Series 2003A	6.13%	12/01/24	(b)(f)(h)	1,725,000	1,824,860
Huntsville
Water Revenue Warrant Series 2008	5.00%	11/01/15		250,000	280,788
Pell City Special Care Facilities Financing Auth
RB (Noland Health Services) Series 2012A	5.00%	12/01/19		1,840,000	2,124,354
RB (Noland Health Services) Series 2012A	5.00%	12/01/20		1,000,000	1,158,830
RB (Noland Health Services) Series 2012A	5.00%	12/01/21		2,250,000	2,606,085

					9,504,737

ALASKA 0.5%
Alaska Housing Finance Corp
State Capital Project Bonds II Series 2012A	3.00%	06/01/16		2,080,000	2,240,119
State Capital Project Bonds II Series 2012A	5.00%	12/01/17		980,000	1,168,189

					3,408,308

ARIZONA 1.6%
Glendale IDA
RB (Midwestern Univ) Series 2010	5.00%	05/15/15		415,000	445,374
Maricopa Cnty UHSD No.210 (Phoenix)
GO Bonds Series 2012A	3.00%	07/01/21		500,000	552,485
GO Bonds Series 2012A	4.00%	07/01/26	(b)	425,000	487,148
Payson USD No.10
School Improvement Bonds Series 2008B	5.75%	07/01/28	(b)(f)	1,375,000	1,664,960
Phoenix Civic Improvement Corp
Sr Lien Airport Refunding RB Series 2008C	5.00%	07/01/13		75,000	77,045
Pima Cnty
GO Bonds Series 2012A	3.00%	07/01/21		50,000	53,594
GO Bonds Series 2012A	4.00%	07/01/22		625,000	723,375
GO Bonds Series 2012A	4.00%	07/01/23	(b)	950,000	1,085,403
Univ Medical Center Corp
Hospital RB Series 2009	5.00%	07/01/14		615,000	656,377
Hospital RB Series 2009	5.00%	07/01/15		170,000	186,131
Hospital RB Series 2009	5.50%	07/01/16		250,000	283,345
Hospital RB Series 2009	6.00%	07/01/18		450,000	543,141

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Hospital RB Series 2009	5.75%	07/01/19		350,000	423,255
Hospital RB Series 2011	5.00%	07/01/19		1,850,000	2,140,820
Hospital RB Series 2011	5.00%	07/01/20		1,370,000	1,595,680
Yavapai Cnty IDA
Hospital Refunding RB (Northern Arizona Healthcare) Series 2011	3.00%	10/01/13		600,000	610,794

					11,528,927

ARKANSAS 0.5%
Fort Smith
Sales & Use Tax Refunding Bonds Series 2012	2.38%	05/01/27	(b)	820,000	824,871
Little Rock
Library Construction & Refunding Bonds Series 2012	3.10%	03/01/32	(b)	2,500,000	2,565,725

					3,390,596

CALIFORNIA 16.7%
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	5.00%	08/01/17		955,000	1,130,720
California
GO Bonds	4.00%	09/01/16		635,000	710,197
GO Bonds	5.00%	11/01/32	(b)(f)	1,240,000	1,424,227
GO Refunding Bonds	5.00%	09/01/16		7,000,000	8,086,330
GO Refunding Bonds	5.00%	09/01/25	(b)	5,000,000	6,245,950
RAN 2012-2013 Series A2	2.50%	06/20/13		4,500,000	4,554,855
California Dept of Water Resources
Power Supply RB Series 2005G4	5.00%	05/01/16	(f)	750,000	862,448
California Educational Facilities Auth
RB (Univ of San Francisco) Series 2011	5.00%	10/01/21		750,000	904,845
California Health Facilities Financing Auth
RB (Children’s Hospital Orange Cnty) Series 2009A	6.50%	11/01/38	(b)(f)	1,850,000	2,296,719
RB (Community Program for Persons with Developmental Disabilities) Series 2011A	5.50%	02/01/21	(a)	375,000	440,584
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%	05/15/27	(b)(f)	2,005,000	2,380,958
RB (Sanford Consortium) Series 2010A	5.00%	05/15/28	(b)(f)	2,060,000	2,436,980
California Public Works Board
Lease RB Series 2009I1	6.63%	11/01/34	(b)(f)	1,985,000	2,530,220
Lease RB Series 2012A	5.00%	04/01/24	(b)(f)	3,900,000	4,670,289
California Statewide Communities Development Auth
RB (Proposition 1A Receivables) Series 2009	5.00%	06/15/13	(f)	4,000,000	4,099,720
RB (St. Joseph Health) Series 2000	4.50%	07/01/18	(f)	1,875,000	2,012,981
East Bay Municipal Utility District
Water System Refunding RB Series 2013A	5.00%	06/01/18	(e)	1,000,000	1,202,520
Water System Refunding RB Series 2013A	5.00%	06/01/19	(e)	1,000,000	1,227,070
Emery USD
GO Bonds Series 2011A	6.50%	08/01/31	(b)	2,500,000	3,269,325
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/33	(b)(f)(h)	1,620,000	1,667,466
Jefferson UHSD
GO Bonds Series 2006D	0.00%	08/01/37	(b)(g)	1,545,000	286,057
GO Bonds Series 2006D	0.00%	08/01/39	(b)(g)	3,750,000	584,625
Kern Cnty
Refunding COP 2011 Series A	5.00%	11/01/16		1,935,000	2,198,837
Los Angeles
Judgment Obligation Bonds Series 2010A	4.00%	06/01/19		4,245,000	4,921,611
Los Angeles Cnty
Refunding COP 2012	5.00%	03/01/23		1,500,000	1,824,750
Los Angeles Dept of Water & Power
Power System RB Series 2012C	4.00%	01/01/16	(b)	3,075,000	3,374,382
Power System RB Series 2012C	5.00%	01/01/16	(b)	1,230,000	1,384,168
Water System RB Series 2012C	5.00%	07/01/22		1,000,000	1,299,600
Los Angeles Municipal Improvement Corp
Lease RB (Capital Equipment) Series 2009A	5.00%	04/01/17		1,375,000	1,565,754
Lease RB (Capital Equipment) Series 2009C	4.00%	09/01/16		1,050,000	1,144,678

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Lease RB (Capital Equipment) Series 2009C	4.00%	09/01/17		1,000,000	1,102,350
Lease RB (Capital Equipment) Series 2009C	5.00%	09/01/18		600,000	699,948
Lease RB (Capital Equipment) Series 2009C	4.50%	09/01/19		1,050,000	1,209,694
Lease RB (Real Property) Series 2009E	5.13%	09/01/27	(b)	1,590,000	1,806,113
Los Angeles USD
Refunding COP (Headquarters Building) Series 2012A	5.00%	10/01/22		3,130,000	3,744,356
Refunding COP (Headquarters Building) Series 2012B	5.00%	10/01/30	(b)	900,000	1,032,309
Refunding COP (Headquarters Building) Series 2012B	5.00%	10/01/31	(b)	1,000,000	1,142,490
Midpeninsula Regional Open Space District
RB Series 2011	6.00%	09/01/41	(b)	2,000,000	2,418,760
Palo Alto
Limited Obligation Refunding Bonds (Univ Ave Area Off-St Parking Assessment District) Series 2012	3.00%	09/02/18		385,000	400,462
Limited Obligation Refunding Bonds (Univ Ave Area Off-St Parking Assessment District) Series 2012	4.00%	09/02/19		480,000	524,712
Limited Obligation Refunding Bonds (Univ Ave Area Off-St Parking Assessment District) Series 2012	4.00%	09/02/21		400,000	427,684
Palomar Health
COP 2010	5.25%	11/01/21	(b)	760,000	849,467
Pasadena Public Financing Auth
Lease RB (Rose Bowl Renovation) Series 2010A	5.00%	03/01/22	(b)	360,000	444,420
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2010A	5.00%	06/01/32	(b)	3,530,000	4,056,499
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	3.88%	03/01/18		2,215,000	2,461,330
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31	(g)	2,000,000	914,180
GO Bonds Series 2010C	0.00%	07/01/32	(g)	1,500,000	647,340
GO Bonds Series 2010C	0.00%	07/01/33	(g)	1,000,000	408,460
GO Bonds Series 2010C	0.00%	07/01/34	(g)	1,750,000	674,328
GO Bonds Series 2010C	0.00%	07/01/35	(g)	1,300,000	476,099
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	3.00%	09/01/15		1,730,000	1,844,561
GO Refunding Bonds Series 2012	4.00%	09/01/18		1,885,000	2,189,333
GO Refunding Bonds Series 2012	5.00%	09/01/20		2,195,000	2,756,130
Santa Cruz HSD
GO Refunding Bonds Series 2005	5.00%	08/01/29	(b)	5,180,000	5,334,727
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/31	(b)	2,440,000	2,901,916
South Orange Cnty Public Financing Auth
Facility Lease Refunding RB (Juvenile Justice Center) Series 2012	5.00%	06/01/19		1,250,000	1,499,012
Tiburon/Belvedere Wastewater Financing Auth
RB (Marin Cnty Sanitary District No. 5) Series 2012	3.00%	10/01/21		490,000	553,112
Turlock Irrigation District
Sub Refunding RB Series 2011	5.00%	01/01/31	(b)	2,155,000	2,480,254
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19		1,165,000	1,355,757
West Basin Municipal Water District
Refunding RB Series 2012A	5.00%	08/01/28	(b)	3,345,000	4,095,986
Woodland Finance Auth
Water RB Series 2011	6.00%	03/01/41	(b)	1,500,000	1,806,810

					122,997,465

COLORADO 1.2%
Aspen Valley Hospital District
Refunding RB Series 2012	5.00%	10/15/30	(b)	750,000	831,217
Refunding RB Series 2012	5.00%	10/15/33	(b)	500,000	549,805
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2008D1	5.00%	10/01/14	(f)	550,000	594,941
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/18	(f)	1,630,000	1,827,083
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/19	(f)	1,735,000	1,961,227
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/21		1,975,000	2,236,608
Univ of Colorado Hospital Auth
RB Series 2012A	4.00%	11/15/14		250,000	265,905

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
RB Series 2012A	5.00%	11/15/16		500,000	572,980

					8,839,766

CONNECTICUT 1.8%
Danbury
GO Refunding Bonds Series 2012	4.00%	08/01/22	(b)	505,000	599,006
GO Refunding Bonds Series 2012	2.25%	08/01/24	(b)	1,050,000	1,063,230
GO Refunding Bonds Series 2012	4.00%	08/01/25	(b)	745,000	860,944
New Haven
GO Bonds Series 2011A	5.00%	03/01/15		1,260,000	1,369,242
Oxford
GO Refunding Bonds 2011	3.00%	08/01/16		705,000	763,952
GO Refunding Bonds 2011	4.00%	08/01/17		1,405,000	1,610,046
GO Refunding Bonds 2011	4.00%	08/01/18		1,575,000	1,846,467
GO Refunding Bonds 2011	4.00%	08/01/19		500,000	598,125
GO Refunding Bonds 2011	3.00%	08/01/21	(b)	130,000	143,696
GO Refunding Bonds 2011	3.13%	08/01/22	(b)	125,000	137,569
West Haven
GO Bonds 2012	4.00%	08/01/19		1,360,000	1,484,331
GO Bonds 2012	5.00%	08/01/20		2,230,000	2,592,553

					13,069,161

DELAWARE 0.3%
Delaware State Housing Auth
Sr S/F Mortgage RB Series 2011A2	4.25%	07/01/29	(b)	1,880,000	2,018,575

DISTRICT OF COLUMBIA 0.4%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%	12/01/27	(b)(f)	300,000	373,254
Income Tax Secured Refunding RB Series 2010A	5.00%	12/01/30	(b)	1,210,000	1,453,851
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2009A	4.00%	10/01/17		50,000	57,426
Metropolitan Washington Airports Auth
Airport System RB Series 2009B	5.00%	10/01/18	(a)(f)	825,000	1,009,090

					2,893,621

FLORIDA 4.7%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands HealthCare) Series 2008D1	6.25%	12/01/18		500,000	616,515
Florida Higher Educational Facilities Financing Auth
Refunding RB (Univ Tampa) Series 2012A	5.25%	04/01/42	(b)	400,000	445,484
Refunding RB (UnivTampa) Series 2012A	5.00%	04/01/19		1,220,000	1,405,001
Florida Ports Financing Commission
Refunding RB (State Transportation Trust Fund-Intermodal Program) Series 2011A	5.00%	10/01/28	(b)	1,500,000	1,816,335
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health/Sunbelt) Series 2008A	6.10%	11/15/37	(b)(f)	1,000,000	1,048,640
Hillsborough Cnty School Board
Refunding COP (Master Lease Program) Series 2010A	5.00%	07/01/24	(b)	3,900,000	4,595,253
Jacksonville Electric Auth
Electric System RB Series Three 2010A	3.00%	10/01/13		295,000	301,732
Kissimmee Utility Auth
Electric System Sub Refunding RB Series 2003	5.25%	10/01/18		200,000	238,582
Lee Cnty
Non-Ad Valorem Refunding RB Series 2012	3.00%	10/01/14		355,000	369,821
Non-Ad Valorem Refunding RB Series 2012	4.00%	10/01/15		950,000	1,032,156
Miami-Dade Cnty
Aviation RB (Miami Int’l Airport) Series 2010A	5.00%	10/01/20		500,000	616,245
Aviation RB (Miami Int’l Airport) Series 2010A	5.50%	10/01/26	(b)	4,750,000	5,715,438
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2008A	5.25%	04/01/16	(f)	1,100,000	1,250,436

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Orange Cnty Health Facilities Auth
RB (Nemours Foundation) Series 2009A	4.00%	01/01/13		800,000	802,032
RB (Nemours Foundation) Series 2009A	4.00%	01/01/14		300,000	310,620
RB (Nemours Foundation) Series 2009A	4.00%	01/01/15		440,000	468,406
RB (Nemours Foundation) Series 2009A	4.00%	01/01/16		625,000	680,000
RB (Nemours Foundation) Series 2009A	4.00%	01/01/17		560,000	623,079
RB (Nemours Foundation) Series 2009A	5.00%	01/01/18		300,000	353,988
RB (Nemours Foundation) Series 2009A	5.00%	01/01/19		545,000	651,815
Orlando Utilities Commission
Water & Electric RB Series 1996A	3.75%	10/01/23	(b)	1,900,000	1,954,910
Palm Beach Cnty Solid Waste Auth
Improvement RB Series 2009	5.25%	10/01/18	(a)	2,200,000	2,691,238
Pasco Cnty
Water & Sewer RB Series 2009A	5.00%	10/01/16		75,000	85,434
Port St. Lucie
Refunding COP Series 2008	5.00%	09/01/13		845,000	869,995
Water & Sewer Special Assessment Refunding Bonds Series 2011A	1.50%	09/01/13		200,000	200,940
Tampa
Sales Tax Refunding RB Series 2010	4.00%	10/01/20		535,000	630,337
Sales Tax Refunding RB Series 2010	5.00%	10/01/21	(b)	390,000	491,696
Tampa Bay Water
Utility System Refunding RB Series 2011	5.00%	10/01/18		1,250,000	1,526,550
Tohopekaliga Water Auth
Utility System Refunding RB Series 2011A	5.75%	10/01/30	(b)	1,500,000	1,890,525
Utility System Refunding RB Series 2011A	5.75%	10/01/31	(b)	580,000	726,821

					34,410,024

GEORGIA 1.7%
Albany Dougherty Cnty Hosp Auth
Revenue Anticipation Certificates (Phoebe Putney Memorial) Series 2012	4.00%	12/01/42	(b)(e)	1,000,000	1,032,460
Cobb Cnty Kennestone Hospital Auth
Revenue Anticipation Refunding Certificates Series 2012	4.00%	04/01/31	(b)	5,000,000	5,385,600
Dawson Cnty SD
GO School Bonds Series 2010	3.00%	02/01/13	(f)	600,000	602,646
Fulton Cnty Development Auth
RB (Georgia State Univ-Student Recreation Center) Series 2011	5.00%	10/01/15		825,000	910,033
RB (Georgia State Univ-Student Recreation Center) Series 2011	5.00%	10/01/17		185,000	215,477
RB (Tuff Morehouse) Series 2002A	5.50%	02/01/22	(b)(f)	2,130,000	2,137,583
Macon-Bibb Cnty Hospital Auth
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	4.00%	08/01/19		250,000	287,392
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	5.00%	08/01/21	(b)	95,000	112,221
Private Colleges & Universities Auth
RB (Mercer Univ) Series 2012C	5.00%	10/01/17		500,000	574,320
RB (Mercer Univ) Series 2012C	4.00%	10/01/22		1,000,000	1,108,740

					12,366,472

HAWAII 1.5%
Hawaii
GO Bonds Series 2004DD	5.00%	05/01/19	(b)	2,275,000	2,424,513
GO Bonds Series 2011DZ	5.00%	12/01/21		3,155,000	4,089,574
Hawaii State Housing Finance & Development Corp
S/F Mortgage Purchase RB Series 2011B	4.50%	01/01/26	(b)	2,180,000	2,382,784
Honolulu
GO Bonds Series 2011A	5.25%	08/01/30	(b)	1,900,000	2,391,929
GO Bonds Series 2011A	5.25%	08/01/31	(b)	50,000	62,674

					11,351,474

IDAHO 1.0%
Boise ISD
GO Refunding Bonds Series 2012B	3.00%	08/01/17		1,870,000	2,063,040

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Nampa SD No. 131
GO Refunding Bonds Series 2011B	3.50%	08/15/19	(f)	1,915,000	2,205,467
GO Refunding Bonds Series 2011B	4.00%	08/15/21	(f)	1,885,000	2,254,178
GO Refunding Bonds Series 2011B	4.00%	08/15/22	(f)	1,000,000	1,192,920

					7,715,605

ILLINOIS 4.2%
Arlington Heights Park District
GO Refunding Park Bonds Series 2010B	2.00%	12/01/12		705,000	705,000
GO Refunding Park Bonds Series 2010B	2.00%	12/01/15		200,000	205,218
Chicago
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/17	(f)	1,000,000	1,151,440
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/18	(f)	1,200,000	1,409,508
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/19	(f)	750,000	893,160
Elk Grove Village
GO Bonds Series 2012	4.00%	01/01/23	(e)	1,295,000	1,549,779
GO Bonds Series 2012	4.00%	01/01/24	(b)(e)	1,340,000	1,578,024
GO Bonds Series 2012	4.00%	01/01/25	(b)(e)	1,385,000	1,615,921
Illinois
Building Receipts RB (Unemployment Insurance Fund) Series 2012C	1.50%	06/15/21		1,000,000	1,002,820
GO Bonds Series January 2012A	4.00%	01/01/21		1,575,000	1,747,919
GO Bonds Series March 2012	5.00%	03/01/20		1,000,000	1,182,720
GO Bonds Series March 2012	5.00%	03/01/21		2,400,000	2,840,232
GO Refunding Bonds Series 2012	5.00%	08/01/18		3,000,000	3,471,990
GO Refunding Bonds Series February 2010	5.00%	01/01/18		2,375,000	2,721,940
GO Refunding Bonds Series June 2006	5.00%	01/01/19		1,220,000	1,422,972
Sales Tax Jr Obligation Bonds Series June 2010	5.00%	06/15/14		200,000	213,902
Sales Tax Jr Obligation Bonds Series June 2010	5.00%	06/15/20		400,000	503,192
Illinois Finance Auth
RB (Ascension Health Alliance) Series 2012E2	5.00%	11/15/42	(b)	1,300,000	1,526,018
Refunding RB (Alexian Brothers Health) Series 2010	4.00%	02/15/13		2,000,000	2,010,020
Pennsylvania Economic Development Financing Auth
Unemployment Compensation RB Series 2012B	5.00%	07/01/23	(b)	1,900,000	2,118,766
Railsplitter Tobacco Settlement Auth
Tobacco Settlement RB Series 2010	4.00%	06/01/13		50,000	50,856
Village of Homer Glen
GO Bonds Series 2012A	2.00%	12/01/13		1,185,000	1,201,566

					31,122,963

INDIANA 2.7%
Indiana Finance Auth
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/22		900,000	1,062,882
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/24	(b)	3,545,000	4,108,797
Hospital RB (King’s Daughters Hospital & Health Services) Series 2010	4.50%	08/15/15		1,370,000	1,467,585
Hospital RB (King’s Daughters Hospital & Health Services) Series 2010	4.50%	08/15/16		1,355,000	1,473,007
Hospital RB (King’s Daughters Hospital & Health Services) Series 2010	5.13%	08/15/27	(b)	1,000,000	1,091,110
Hospital RB (Parkview Health System) Series 2012A	4.00%	05/01/17		450,000	498,186
RB (Community Foundation of Northwest Indiana) Series 2012	5.00%	03/01/16		400,000	447,324
RB (Community Foundation of Northwest Indiana) Series 2012	5.00%	03/01/17		480,000	549,585
RB (Community Foundation of Northwest Indiana) Series 2012	5.00%	03/01/18		1,000,000	1,164,710
RB (Community Foundation of Northwest Indiana) Series 2012	5.00%	03/01/19		1,000,000	1,180,900
RB (Community Foundation of Northwest Indiana) Series 2012	4.00%	03/01/34	(b)	2,000,000	2,027,700
RB (Community Foundation of Northwest Indiana) Series 2012	5.00%	03/01/41	(b)	1,000,000	1,109,980
State Revolving Fund Refunding Bonds Series 2010A	5.00%	02/01/19		945,000	1,174,569
Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2001A1	1.50%	11/15/36	(b)	2,500,000	2,538,250

					19,894,585

IOWA 0.3%
Iowa
Special Obligation Bonds (Prison Infrastructure Fund) Series 2010	5.00%	06/15/25	(b)	950,000	1,170,638

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Iowa Higher Education Loan Auth
Private College Facility RB (Grinnell College) Series 2010	4.00%	12/01/12		1,000,000	1,000,000

					2,170,638

KANSAS 0.5%
Johnson Cnty USD No. 231
GO Refunding Bonds (Gardner-Edgerton) Series 2012A	5.00%	10/01/24	(b)	380,000	466,731
GO Refunding Bonds (Gardner-Edgerton) Series 2012A	5.00%	10/01/25	(b)	300,000	366,999
Kansas Development Finance Auth
Health Facilities RB (Hays Medical Center) Series 2010Q	3.00%	05/15/13		100,000	100,929
Hospital RB (Adventist Health/Sunbelt) Series 2009D	5.00%	11/15/14		50,000	53,781
Hospital RB (Adventist Health/Sunbelt) Series 2009D	5.00%	11/15/15		185,000	205,221
Olathe
Health Facilities RB (Olathe Medical Center) Series 2012B	4.00%	09/01/20		365,000	408,201
Health Facilities RB (Olathe Medical Center) Series 2012B	4.00%	09/01/21		325,000	363,048
Health Facilities RB (Olathe Medical Center) Series 2012B	5.00%	09/01/24	(b)	440,000	515,676
Wichita
Hospital Facilities Refunding RB (Via Christi Health) Series 2009X	5.25%	11/15/24	(b)	890,000	1,048,856

					3,529,442

KENTUCKY 0.4%
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare) Series 2009A	5.00%	08/15/18		1,000,000	1,164,780
Kentucky State Property & Buildings Commission
Refunding RB (Project No. 100) Series A	5.00%	08/01/20		1,210,000	1,513,202

					2,677,982

MARYLAND 0.4%
Maryland Community Development Admin
Housing RB Series 1996A	5.88%	07/01/16	(b)	50,000	50,050
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/20	(e)	335,000	402,422
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/21	(e)	400,000	480,824
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/23	(b)(e)	1,000,000	1,188,210
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/27	(b)(e)	450,000	524,799
Prince George’s Cnty
COP Series 2011	5.00%	10/01/30	(b)	400,000	480,068

					3,126,373

MASSACHUSETTS 3.1%
Chatham
GO Refunding Bonds	4.00%	07/01/13	(f)	285,000	291,224
GO Refunding Bonds	4.00%	07/01/14	(f)	60,000	63,460
GO Refunding Bonds	5.00%	07/01/16	(f)	250,000	288,433
GO Refunding Bonds	5.00%	07/01/17	(f)	245,000	291,837
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2004A	5.25%	07/01/31	(b)(f)(h)	6,700,000	7,221,997
Assessment Bonds Series 2005A	5.00%	07/01/14	(h)	535,000	574,146
Assessment Bonds Series 2005A	5.00%	07/01/14		315,000	337,894
Sr Sales Tax Bonds Series 2005A	5.00%	07/01/31		2,795,000	3,823,001
Massachusetts Development Finance Agency
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/15		325,000	345,933
RB (Tufts Medical Center) Series 2011I	4.00%	01/01/13		700,000	701,673
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/14		915,000	953,631
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/17		1,000,000	1,126,350
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/18		885,000	1,006,944
Massachusetts Health & Educational Facilities Auth
RB (Northeastern Univ) Series 2008T3	2.70%	10/01/37	(b)	2,000,000	2,045,100
Massachusetts School Building Auth
Sr Dedicated Sales Tax Refunding Bonds Series 2012B	4.00%	08/15/17		1,000,000	1,152,130
Sr Dedicated Sales Tax Refunding Bonds Series 2012B	5.00%	08/15/17		1,360,000	1,629,593

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Massachusetts Turnpike Auth
Turnpike RB Series 1993A	5.00%	01/01/20	(h)	725,000	851,135

					22,704,481

MICHIGAN 2.3%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25		950,000	1,217,872
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/26		1,245,000	1,609,573
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27		1,950,000	2,544,243
Michigan
Refunding Bonds (State Trunk Line Fund) Series 2009	5.00%	11/01/22	(b)	2,200,000	2,683,934
Michigan Finance Auth
Refunding RB (Trinity Health) Series 2010A	4.00%	12/01/13		1,000,000	1,035,390
Refunding RB (Trinity Health) Series 2010A	5.00%	12/01/15		1,000,000	1,121,270
Unemployment Obligation Assessment RB Series 2012B	5.00%	07/01/23	(b)	1,000,000	1,076,460
Michigan State Hospital Finance Auth
Refunding RB (Trinity Health) Series 2008A1	5.25%	12/01/15		1,500,000	1,692,945
Wayne Cnty Community College
Improvement Bonds Series 1999	5.50%	07/01/19	(b)	1,000,000	1,003,260
Western Townships Utiltites Auth
Sewage Disposal System Limited Tax GO Refunding Bonds Series 2012	3.00%	01/01/16		400,000	424,520
Sewage Disposal System Limited Tax GO Refunding Bonds Series 2012	4.00%	01/01/19		1,240,000	1,416,948
Sewage Disposal System Limited Tax GO Refunding Bonds Series 2012	4.00%	01/01/20		750,000	859,635

					16,686,050

MINNESOTA 0.8%
Olmsted Cnty
GO Crossover Refunding Bonds Series 2012A	4.00%	02/01/23	(b)	1,935,000	2,325,367
Shakopee ISD No. 720
GO Crossover Refunding Bonds Series 2012A	4.00%	02/01/19		840,000	989,520
GO Crossover Refunding Bonds Series 2012A	5.00%	02/01/21		1,000,000	1,294,370
St. Paul Housing & Redevelopment Auth
Health Care RB (Gillette Children’s Specialty Healthcare) Series 2010	3.00%	02/01/13		240,000	240,912
Univ of Minnesota
GO Bonds Series 2011D	5.00%	12/01/20		220,000	282,152
GO Bonds Series 2011D	5.00%	12/01/21		475,000	616,165

					5,748,486

MISSISSIPPI 0.3%
Mississippi Home Corp
Homeownership Mortgage RB Series 2011A	4.50%	06/01/25	(b)	2,300,000	2,499,755

MISSOURI 0.8%
Boone Cnty
Hospital RB (Boone Hospital Center) Series 2008	5.00%	08/01/13	(f)	1,550,000	1,583,279
Hospital Refunding RB (Boone Hospital Center) Series 2012	4.00%	08/01/17		1,000,000	1,088,460
Hospital Refunding RB (Boone Hospital Center) Series 2012	4.00%	08/01/18		400,000	439,872
Missouri Health & Educational Facilities Auth
Health Facilities RB (St. Luke’s Episcopal-Presbyterian Hospitals) Series 2011	3.00%	12/01/12		1,150,000	1,150,000
St. Charles SD
GO Refunding Bonds Series 2011	4.00%	03/01/17	(a)	1,400,000	1,580,096

					5,841,707

NEBRASKA 0.1%
Nebraska Public Power District
General RB Series 2010C	5.00%	01/01/19		425,000	519,303

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

NEVADA 2.1%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	2.00%	09/01/13		785,000	791,280
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	3.00%	09/01/14		550,000	566,308
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	4.00%	09/01/15		370,000	393,595
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	5.00%	09/01/18		1,265,000	1,443,947
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	5.00%	09/01/33	(b)	700,000	766,017
Clark Cnty
Airport Passenger Facility Charge Sub Lien RB Series 2008A	5.00%	07/01/15	(f)	1,115,000	1,229,767
Airport System RB Sr Series 2010D	5.00%	07/01/17	(f)	1,000,000	1,164,680
Airport System RB Sr Series 2010D	5.00%	07/01/18	(f)	1,920,000	2,299,507
Nevada
Highway Improvement RB (Motor Vehicle Fuel Tax) Series 2004	5.50%	12/01/18	(b)	340,000	374,602
Nevada System of Higher Education
Univ RB Series 2011A	5.00%	07/01/18		5,375,000	6,469,457

					15,499,160

NEW HAMPSHIRE 0.5%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%	06/01/19		305,000	382,772
RB (Dartmouth-Hitchcock) Series 2009	6.00%	08/01/38	(b)	400,000	475,880
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2008E	6.63%	07/01/38	(b)	1,170,000	1,273,042
S/F Mortgage Acquisition RB Series 2011E	4.50%	01/01/28	(b)	1,500,000	1,636,500

					3,768,194

NEW JERSEY 5.8%
Bergen Cnty
GO Bonds Series 2011A	2.25%	12/01/21	(f)	1,975,000	2,088,878
Cranbury Township
General Improvement Refunding Bonds	2.75%	12/01/15	(f)	430,000	455,895
General Improvement Refunding Bonds	3.00%	12/01/16		320,000	347,715
General Improvement Refunding Bonds	3.00%	12/01/17		285,000	312,964
General Improvement Refunding Bonds	4.00%	12/01/18		400,000	469,080
Essex Cnty Utilities Auth
Water System Notes Series 2012	2.00%	11/07/14		2,500,000	2,564,350
Gloucester Cnty Improvement Auth
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/17		425,000	480,475
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/18		465,000	545,598
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/19		485,000	563,070
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/20		510,000	598,108
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/21		355,000	418,261
Refunding RB (Shady Lane Nursing Home) Series 2012	4.00%	12/01/22		480,000	565,104
Kearny
GO Refunding Bonds Series 2011	2.00%	01/15/13		2,355,000	2,358,509
Mercer Cnty Improvement Auth
Refunding RB Series 2011	4.00%	09/01/14		215,000	228,051
Refunding RB Series 2011	4.00%	09/01/15		1,000,000	1,085,370
Refunding RB Series 2011	4.00%	09/01/16		150,000	167,057
Refunding RB Series 2011	4.00%	09/01/17		1,620,000	1,841,956
Middlesex Cnty
Refunding COP (Civic Square II Redevelopment Associates) Series 2011	4.00%	06/15/18		650,000	720,220
Refunding COP (Civic Square II Redevelopment Associates) Series 2011	3.00%	06/15/19		1,020,000	1,076,998
Refunding COP (Civic Square II Redevelopment Associates) Series 2011	4.00%	06/15/20		1,000,000	1,119,820
Refunding COP (Civic Square II Redevelopment Associates) Series 2011	4.00%	06/15/21		565,000	632,484
Middlesex Cnty Improvement Auth
Lease RB Series 2008	4.00%	12/15/15		415,000	454,906
Lease Refunding RB (Youth Detention Center) Series 2010	2.00%	07/01/14		430,000	440,157
Lease Refunding RB (Youth Detention Center) Series 2010	3.00%	07/01/16		225,000	242,397
Open Space Trust Fund Refunding RB Series 2011	3.00%	09/15/16		1,520,000	1,649,519
Refunding RB (Open Space Trust Fund) Series 2011	4.00%	09/15/21		625,000	737,838
Monmouth Cnty Improvement Auth
Governmental Loan RB (Atlantic Highlands) Series 2010	3.00%	02/01/13		245,000	246,085

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Governmental Loan RB Series 2008	5.25%	12/01/18		85,000	105,893
Montgomery Township
GO Refunding Bonds Series 2012	2.00%	08/01/14		2,635,000	2,698,319
GO Refunding Bonds Series 2012	3.00%	08/01/15		770,000	815,676
Morris Cnty Improvement Auth
Guaranteed Pooled Program Bonds Series 2012A	3.00%	02/01/19		705,000	771,735
Guaranteed Pooled Program Bonds Series 2012A	3.00%	02/01/20		695,000	762,012
New Jersey
COP (Equipment Lease Purchase) Series 2009A	5.25%	06/15/29	(b)	150,000	170,063
New Jersey Building Auth
Refunding RB Series 2009B	4.00%	12/15/19		135,000	156,067
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/16		920,000	1,056,537
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/19		2,500,000	3,073,175
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2001C	5.50%	12/15/15		10,000	11,419
Transportation System Bonds Series 2011A	5.13%	06/15/29	(b)	1,000,000	1,214,170
Transportation System Bonds Series 2011B	5.50%	06/15/31	(b)	150,000	185,796
Passaic Cnty
General Improvement Refunding Bonds Series 2011	5.00%	05/01/17		4,180,000	4,824,556
GO Refunding Bonds Series 2012	3.00%	08/15/14	(e)	500,000	522,625
GO Refunding Bonds Series 2012	3.00%	08/15/16	(e)	1,400,000	1,497,608
GO Refunding Bonds Series 2012	4.00%	02/01/17		1,160,000	1,282,310
GO Refunding Bonds Series 2012	4.00%	02/01/18		100,000	112,516
GO Refunding Bonds Series 2012	4.00%	02/01/19		600,000	679,944
Princeton Township
General Improvement Refunding Bonds	4.00%	09/01/13		125,000	128,515

					42,479,801

NEW MEXICO 0.4%
Bernalillo Cnty
GO Refunding Bonds Series 2010	4.00%	02/01/19		500,000	589,655
GO Refunding Bonds Series 2010	4.00%	02/01/20		105,000	125,259
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.25%	08/01/15		500,000	553,455
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.50%	08/01/16		10,000	11,494
Santa Fe
Gross Receipt Tax Improvement & Refunding RB Series 2012A	4.00%	06/01/18		735,000	852,056
Gross Receipt Tax Improvement & Refunding RB Series 2012A	4.00%	06/01/19		1,000,000	1,174,970

					3,306,889

NEW YORK 10.4%
Buffalo
School Refunding Bonds Series 2012E	3.00%	02/01/14		300,000	308,100
School Refunding Bonds Series 2012E	3.00%	02/01/15		250,000	261,620
School Refunding Bonds Series 2012E	3.00%	02/01/16		275,000	292,749
School Refunding Bonds Series 2012E	4.00%	02/01/17		420,000	469,518
Lake Success
GO Refunding Bonds Series 2010B	4.00%	12/01/18		360,000	418,759
GO Refunding Bonds Series 2010B	4.00%	12/01/19		125,000	147,113
Long Island Power Auth
Electric System General RB Series 2012B	5.00%	09/01/25	(b)	1,000,000	1,231,400
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008B2	5.00%	11/01/15		320,000	360,294
Dedicated Tax Fund Refunding Bonds Series 2011A	4.00%	11/15/13		1,000,000	1,035,250
Transportation RB Series 2011A	5.00%	11/15/21		2,500,000	3,116,075
Transportation RB Series 2012C	5.00%	11/15/41	(b)	800,000	928,464
Transportation Refunding RB Series 2002D1	4.00%	11/01/22		2,760,000	3,207,976
Transportation Refunding RB Series 2012F	5.00%	11/15/18		4,000,000	4,831,240
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A	5.00%	11/15/18		145,000	179,809
New York City
GO Bonds Fiscal 2006 Series F1	5.00%	09/01/17	(b)	3,090,000	3,464,137

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
GO Bonds Fiscal 2012 Series I	5.00%	08/01/19		5,000,000	6,219,050
New York City Housing Development Corp
M/F Housing RB Series 2012H	0.95%	05/01/16		975,000	977,281
M/F Housing RB Series 2012H	1.50%	05/01/18		830,000	836,034
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2012 Series DD	4.00%	06/15/18	(b)	2,500,000	2,811,175
New York City Transitional Finance Auth
Future Tax Secured Sub RB Fiscal 2010 Series C1	4.00%	08/01/16		3,000,000	3,374,040
Future Tax Secured Sub RB Fiscal 2010 Series I-2	5.00%	11/01/18		900,000	1,114,092
Future Tax Secured Sub RB Fiscal 2010 Series I-2	5.00%	11/01/20	(b)	200,000	253,212
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%	02/01/35	(b)	5,000,000	5,937,200
New York State Bridge Auth
General RB Series 2012	4.00%	01/01/21		6,580,000	7,706,167
New York State Dormitory Auth
Master BOCES Program Lease RB (Oneida Herkimer Madison) Series 2008	5.25%	08/15/16		750,000	848,670
Mental Health Services Facilities RB Series 2010A	4.00%	02/15/13	(h)	5,000	5,037
Mental Health Services Facilities RB Series 2010A	4.00%	02/15/13		945,000	951,785
RB (Cornell Univ) Series 1990B	5.00%	07/01/18		80,000	98,030
RB (New York Univ Hospitals Center) Series 2011A	5.00%	07/01/15		1,000,000	1,099,440
RB (New York Univ Hospitals Center) Series 2011A	5.00%	07/01/19		1,370,000	1,639,630
State Personal Income Tax RB Series 2009A	5.00%	02/15/18		3,000,000	3,638,100
State Personal Income Tax RB Series 2012B	5.00%	03/15/20		5,000,000	6,336,200
New York State Municipal Bond Bank Agency
Special School Purpose RB (Prior Year Claims) Series 2012A	5.00%	12/01/16		3,000,000	3,491,130
New York State Thruway Auth
General RB Series I	5.00%	01/01/20		500,000	615,875
General RB Series I	5.00%	01/01/21		1,000,000	1,246,210
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%	04/01/16		505,000	559,979
Local Highway & Bridge Service Contract Bonds Series 2009	5.00%	04/01/16		1,590,000	1,815,239
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%	04/01/17		750,000	850,388
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1	5.00%	12/15/17		570,000	688,993
North Syracuse CSD
GO Refunding Bonds Series 2012B	3.00%	06/15/16		1,260,000	1,348,490
GO Refunding Bonds Series 2012B	4.00%	06/15/17		800,000	902,576
Scarsdale UFSD
School District GO Refunding Serial Bonds 2012	5.00%	02/01/17		320,000	375,683
School District GO Refunding Serial Bonds 2012	5.00%	02/01/18		350,000	424,095
School District GO Refunding Serial Bonds 2012	4.00%	02/01/19		260,000	307,473

					76,723,778

NORTH CAROLINA 1.6%
Durham Cnty
COP Series 2009A	4.00%	06/01/18		1,800,000	2,052,558
North Carolina
Limited Obligation Refunding Bonds Series 2011B	5.00%	11/01/23	(b)	500,000	632,985
North Carolina HFA
Home Ownership RB Series 2009-2	4.25%	01/01/28	(b)	1,500,000	1,632,390
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	4.00%	01/01/15		915,000	962,644
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	3.50%	01/01/18		120,000	129,423
Health Care Facilities Refunding RB (WakeMed) Series 2012A	5.00%	10/01/21		5,000,000	6,067,800
Wake Cnty
GO Refunding Bonds Series 2009D	4.00%	02/01/17		525,000	598,148

					12,075,948

OHIO 3.0%
Akron, Bath & Copley Jt Township Hospital District
Hospital Refunding RB (Children’s Hospital Medical Center) Series 2012	5.00%	11/15/24	(b)	1,190,000	1,379,151
Bowling Green State Univ
General Receipts Bonds Series 2010A	3.00%	06/01/13		170,000	172,181
Butler Cnty
Hospital Facilities RB (UC Health) Series 2010	3.00%	11/01/14		585,000	602,872

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Hospital Facilities RB (UC Health) Series 2010	3.00%	11/01/15		580,000	602,620
Columbus
Unlimited Tax GO Bonds Series 2011A	5.00%	07/01/18		2,000,000	2,450,760
Unlimited Tax GO Refunding Bonds Series 2012-3	5.00%	08/15/17		2,000,000	2,392,360
Lakota Local SD
GO Unlimited Tax Refunding Bonds Series 2012	5.00%	12/01/16		1,330,000	1,547,162
Ohio HFA
M/F Housing RB (Haddon Hall Apts) Series 2012F	1.00%	08/01/14	(b)(h)	3,000,000	3,001,020
Ohio Water Development Auth
RB (Water Pollution Control Loan Fund) Series 2010	5.00%	12/01/23	(b)	2,185,000	2,698,781
Toledo
GO Refunding Bonds Series 2012	3.00%	12/01/14		1,000,000	1,042,310
GO Refunding Bonds Series 2012	3.00%	12/01/15		1,810,000	1,907,559
GO Refunding Bonds Series 2012	3.00%	12/01/16		1,440,000	1,530,230
Univ of Toledo
General Receipts Bonds Series 2011B	5.00%	06/01/18		1,100,000	1,309,792
General Receipts Bonds Series 2011B	5.00%	06/01/30	(b)	1,000,000	1,170,960
Westerville
GO Limited Tax Bonds Series 2010	4.00%	12/01/18		365,000	430,828

					22,238,586

OKLAHOMA 0.7%
Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	5.00%	09/01/16	(f)	695,000	785,816
Tulsa Cnty Industrial Auth
Educational Facilities Lease RB (Broken Arrow Public Schools) Series 2012	4.00%	09/01/22		3,750,000	4,303,275

					5,089,091

OREGON 2.6%
Forest Grove
Student Housing RB (Oak Tree Foundation) Series 2007	5.00%	03/01/14	(c)(d)	600,000	613,650
Hillsboro SD No. 1J
GO Refunding Bonds Series 2012	4.00%	06/15/22	(a)	3,000,000	3,613,350
GO Refunding Bonds Series 2012	4.00%	06/15/23	(a)(b)	4,550,000	5,409,677
Lane Community College
GO Bonds Series 2012	4.00%	06/15/20	(a)	2,395,000	2,832,782
Oregon Health & Science Univ
RB Series 2012A	5.00%	07/01/20		1,000,000	1,219,240
RB Series 2012A	5.00%	07/01/22		1,100,000	1,362,383
RB Series 2012A	5.00%	07/01/26	(b)	500,000	611,060
Oregon State Facilities Auth
RB (Providence Health & Services) Series 2011C	5.00%	10/01/21		400,000	499,536
RB (Providence Health & Services) Series 2011C	5.00%	10/01/22	(b)	300,000	363,000
Refunding RB (Legacy Health) Series 2011A	5.25%	05/01/21		2,000,000	2,465,760

					18,990,438

PENNSYLVANIA 3.0%
Beaver Cnty Hospital Auth
RB (Heritage Valley Health) Series 2012	3.00%	05/15/13		500,000	504,800
Lehigh Cnty General Purpose Auth
Hospital RB (St Luke’s Hospital of Bethlehem) Series 2003	5.38%	08/15/33	(b)(h)	1,900,000	1,967,792
Pennsylvania
COP (Dept of Corrections) Series 2010A	3.00%	04/01/18		620,000	668,056
COP (Dept of Corrections) Series 2010A	3.05%	10/01/18		1,580,000	1,713,273
COP (Dept of Corrections) Series 2010A	3.30%	10/01/19		955,000	1,053,021
COP (Dept of Corrections) Series 2010A	3.50%	04/01/20		465,000	517,982
Pennsylvania Economic Development Financing Auth
Solid Waste Disposal RB (Waste Management) Series 2006	2.75%	09/01/13		2,000,000	2,031,800
Unemployment Compensation RB Series 2012B	5.00%	01/01/23	(b)	2,500,000	2,835,150
Pennsylvania Higher Educational Facilities Auth
RB (Temple Univ) First Series 2012	3.00%	04/01/15		660,000	695,686
RB (Temple Univ) First Series 2012	4.00%	04/01/16		300,000	331,095

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
RB (Temple Univ) First Series 2012	4.00%	04/01/17		610,000	686,940
RB (Temple Univ) First Series 2012	4.00%	04/01/18		400,000	455,800
Pennsylvania Intergovernmental Coop Auth
Special Tax Refunding RB (Philadelphia Funding Program) Series 2010	5.00%	06/15/18		2,000,000	2,418,400
Special Tax Refunding RB (Philadelphia Funding Program) Series 2010	5.00%	06/15/20		1,070,000	1,342,561
Philadelphia
GO Refunding Bonds Series 2008A	5.25%	12/15/19	(b)	4,080,000	4,854,955

					22,077,311

PUERTO RICO 1.7%
Puerto Rico
GO Public Improvement Refunding Bonds Series 2006A	5.00%	07/01/16		850,000	911,039
Puerto Rico Electric Power Auth
Power RB Series LL	5.50%	07/01/19		2,240,000	2,565,987
Power RB Series ZZ	5.25%	07/01/23	(b)	1,850,000	2,027,581
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Fincg Auth
Higher Education & Refunding RB (Inter American Univ of Puerto Rico) Series 2012	4.00%	10/01/14		300,000	313,428
Higher Education & Refunding RB (Inter American Univ of Puerto Rico) Series 2012	5.00%	10/01/15		1,000,000	1,091,400
Puerto Rico Sales Tax Financing Corp
Sales Tax RB First Sub Series 2009A	5.75%	08/01/37	(b)	5,000,000	5,577,650

					12,487,085

SOUTH CAROLINA 0.1%
Beaufort-Jasper Water & Sewer Auth
Refunding RB Series 2010B	5.00%	03/01/22		95,000	124,252
Refunding RB Series 2010B	5.00%	03/01/23		495,000	657,751

					782,003

SOUTH DAKOTA 0.3%
South Dakota Building Auth
RB Series 2011	3.00%	06/01/13		300,000	303,627
RB Series 2011	3.00%	06/01/15		620,000	651,657
RB Series 2011	3.00%	06/01/16		615,000	656,635
RB Series 2011	4.00%	06/01/21	(b)	305,000	342,344
South Dakota Health & Educational Facilities Auth
RB (Sanford Health) Series 2009	5.00%	11/01/17		250,000	291,103

					2,245,366

TENNESSEE 0.6%
Memphis
Electric System Sub Refunding RB Series 2010	2.50%	12/01/14		70,000	72,980
Electric System Sub Refunding RB Series 2010	5.00%	12/01/14		900,000	982,872
Refunding Bonds Series 2011	5.00%	05/01/20		2,000,000	2,543,480
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
RB (Belmont Univ) Series 2012	4.00%	11/01/21		820,000	895,719

					4,495,051

TEXAS 7.8%
Arlington ISD
Unlimited Tax GO Bonds Series 2011A	5.00%	02/15/36	(a)(b)(f)	3,650,000	4,353,282
Beaumont ISD
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/33	(a)(b)(f)	2,315,000	2,790,825
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/36	(a)(b)(f)	1,900,000	2,254,559
Burkburnett ISD
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/18	(a)(b)	250,000	252,055
Cedar Hill ISD
Unlimited Tax Refunding Bonds Series 2012A	0.00%	02/15/23	(a)(g)	125,000	99,106
Unlimited Tax Refunding Bonds Series 2012A	0.00%	02/15/24	(a)(g)	450,000	346,059

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Collin Cnty
Limited Tax Refunding & Permanent Improvement Bonds Series 2009A	4.00%	02/15/19	(f)	695,000	816,271
Crandall ISD
Unlimited Tax Refunding Bonds Series 2012A	0.00%	08/15/24	(a)(b)(e)(g)	1,000,000	726,840
Unlimited Tax Refunding Bonds Series 2012A	0.00%	08/15/25	(a)(b)(e)(g)	1,000,000	702,740
Dallas-Fort Worth
Jt Refunding RB Series 2012B	5.00%	11/01/22	(b)	1,530,000	1,859,072
Del Valle ISD
Unlimited Tax Refunding Bonds Series 2010	4.00%	02/01/13	(a)	250,000	251,495
Denton ISD
Unlimited Tax Refunding Bonds Series 2012D	3.00%	08/15/33	(a)(b)	1,000,000	1,021,120
Denver City ISD
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/16	(a)(b)	580,000	585,052
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/17	(a)(b)	1,000,000	1,008,150
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/18	(a)(b)	1,220,000	1,229,260
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/19	(a)(b)	1,775,000	1,786,999
El Paso
Water & Sewer Refunding RB Series 2008C	5.00%	03/01/19	(b)	200,000	239,712
Ferris ISD
Unlimited Tax Refunding Bonds Series 2011	2.00%	08/15/17	(a)	345,000	362,405
Unlimited Tax Refunding Bonds Series 2011	2.50%	08/15/18	(a)	150,000	162,077
Unlimited Tax Refunding Bonds Series 2011	2.50%	08/15/19	(a)(b)	340,000	362,899
Fort Bend Cnty
Limited Tax & Refunding Bonds Series 2009	5.00%	03/01/17		100,000	117,744
Fort Worth
Combination Tax & Parking Revenue GO Bonds Series 2009	4.45%	03/01/18	(c)	1,880,000	2,072,418
Frisco ISD
Unlimited Tax Refunding Bonds Series 2012B	5.00%	08/15/33	(a)(b)(e)	3,570,000	4,403,202
Garland ISD
Unlimited Tax Refunding Bonds Series 2012A	3.00%	02/15/22	(a)(b)	1,465,000	1,474,522
Unlimited Tax Refunding Bonds Series 2012A	3.00%	02/15/23	(a)(b)	1,525,000	1,533,128
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009B2	5.00%	12/01/41	(b)	1,000,000	1,021,050
Houston Community College System
Limited Tax Refunding Bonds Series 2011	5.00%	02/15/16		500,000	569,330
Limited Tax Refunding Bonds Series 2011	5.00%	02/15/17		500,000	588,485
Limited Tax Refunding Bonds Series 2011	5.00%	02/15/18		1,000,000	1,212,700
Klein ISD
Unlimited Tax Refunding Bonds Series 2009A	4.00%	08/01/17		660,000	756,320
Lone Star College System
Maintenance Tax Notes Series 2009	3.25%	09/15/18		150,000	169,080
Loop ISD
Unlimited Tax GO Bonds Series 2012	2.00%	02/15/16	(a)(b)	375,000	378,135
Unlimited Tax GO Bonds Series 2012	2.00%	02/15/18	(a)(b)	350,000	352,534
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B	5.00%	07/01/20		1,750,000	2,121,280
Midland ISD
Unlimited Tax Refunding Bonds Series 2011	5.00%	02/15/18	(a)	625,000	755,813
Unlimited Tax Refunding Bonds Series 2011	4.00%	02/15/20	(a)	860,000	1,028,104
Unlimited Tax Refunding Bonds Series 2012	4.00%	02/15/20	(a)	510,000	609,690
Unlimited Tax Refunding Bonds Series 2012	4.00%	02/15/21	(a)	1,210,000	1,456,888
North Central Texas Health Facilities Development Corp
Hospital RB (Children’s Medical Center of Dallas) Series 2012	5.00%	08/15/26	(b)	1,000,000	1,210,180
North Texas Tollway Auth
System RB Series 2011A	5.00%	09/01/21		500,000	630,675
Plano
GO Refunding RB Series 2011	5.00%	09/01/21		750,000	960,690
Rockwall ISD
Unlimited Tax Refunding Bonds Series 2012	5.00%	02/15/20	(a)	185,000	232,732
Unlimited Tax Refunding Bonds Series 2012	5.00%	02/15/22	(a)(b)	450,000	561,821
Unlimited Tax Refunding Bonds Series 2012	5.00%	02/15/24	(a)(b)	475,000	587,209
San Antonio
Electric & Gas Systems Refunding RB Series 2002	5.38%	02/01/14		200,000	211,626
Electric & Gas Systems Refunding RB Series 2009D	5.00%	02/01/17		1,130,000	1,330,688
Sunnyvale ISD
Unlimted Tax GO Bonds Series 2011	5.00%	02/15/19	(a)	195,000	241,866

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Unlimted Tax GO Bonds Series 2011	3.00%	02/15/20	(a)	110,000	123,930
Unlimted Tax GO Bonds Series 2011	5.00%	02/15/22	(a)(b)	220,000	278,192
Tatum ISD
Unlimited Tax GO Bonds Series 2012	5.00%	02/15/23	(a)(b)	750,000	923,663
Unlimited Tax GO Bonds Series 2012	5.00%	02/15/25	(a)(b)	680,000	833,347
Texas Public Finance Auth
Unemployment Compensation Obligation Assessment RB Series 2010A	2.60%	07/01/20		765,000	770,386
Texas State Affordable Housing Corp
S/F Mortgage RB Series 2011B	4.45%	09/01/28	(b)	865,000	945,194
Tomball ISD
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/21	(a)	250,000	320,333
Travis Cnty
Limited Tax Refunding Bonds Series 2009	5.00%	03/01/18		1,625,000	1,965,177
Williamson Cnty
Limited Tax GO Refunding Bonds Series 2011	5.00%	02/15/21		1,000,000	1,285,810
Wink Loving ISD
Unlimited Tax GO Bonds Series 2012	3.00%	02/15/15	(a)	700,000	738,143
Unlimited Tax GO Bonds Series 2012	3.00%	02/15/16	(a)	700,000	752,612
Unlimited Tax GO Bonds Series 2012	3.00%	02/15/17	(a)	500,000	545,715

					57,280,390

UTAH 0.3%
Riverton
RB (IHC Health Services) Series 2009	5.00%	08/15/15		950,000	1,062,907
Salt Lake Cnty
Sales Tax Refunding RB Series 2010A	3.00%	02/01/15		725,000	759,496
Sales Tax Refunding RB Series 2010A	3.00%	02/01/16		300,000	320,814

					2,143,217

VERMONT 0.7%
Vermont HFA
RB Series 2011A	4.50%	02/01/26	(b)	4,455,000	4,906,603

VIRGINIA 1.3%
Chesterfield Cnty Economic Development Auth
Public Facility Refunding RB (Juvenile Courts) Series 2010A	4.00%	01/01/19	(f)	455,000	531,131
Hanover Cnty
Public Improvement Refunding RB Series 2011A	5.25%	01/15/31	(b)	345,000	423,919
Henrico Cnty
GO Refunding Bonds Series 2009	4.00%	03/01/18		95,000	111,098
GO Refunding Bonds Series 2010	5.00%	07/15/17		500,000	599,145
Leesburg
GO Refunding Bonds Series 2009B	3.00%	02/01/13		60,000	60,260
Prince William Cnty IDA
Life Sciences Lab RB (George Mason Univ) Series 2011AA	5.00%	09/01/17		445,000	511,576
Life Sciences Lab RB (George Mason Univ) Series 2011AA	4.00%	09/01/18		255,000	283,685
Life Sciences Lab RB (George Mason Univ) Series 2011AA	4.00%	09/01/20		325,000	364,198
Life Sciences Lab RB (George Mason Univ) Series 2011AA	5.50%	09/01/34	(b)	405,000	476,179
Richmond
GO Bonds Series 2009A	4.00%	07/15/16		85,000	95,049
Virginia Beach Development Auth
M/F Housing RB (New Sands Apts) Series 2011	1.10%	12/01/13	(b)(h)	2,925,000	2,932,400
Virginia Commonwealth Univ Health System Auth
General RB Series 2011	5.00%	07/01/26	(b)	590,000	713,794
General RB Series 2011	5.00%	07/01/27	(b)	1,000,000	1,204,640
Virginia Housing Development Auth
Homeownership Mortgage Bonds Series 2010A	4.00%	03/01/20	(b)	175,000	191,637
Virginia Resources Auth
Water & Sewer System Refunding RB (Goochland Cnty & Tuckahoe Creek Services District) Series 2012	0.00%	11/01/33	(b)(g)	1,000,000	473,760
Water & Sewer System Refunding RB (Goochland Cnty & Tuckahoe Creek Services District) Series 2012	0.00%	11/01/34	(b)(g)	1,000,000	449,870

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Water & Sewer System Refunding RB (Goochland Cnty & Tuckahoe Creek Services District) Series 2012	0.00%	11/01/36	(b)(g)	500,000	201,410

					9,623,751

WASHINGTON 3.4%
Bellevue
Limited Tax GO Refunding Bonds Series 2012B	4.00%	12/01/43	(b)	1,000,000	1,070,940
Camas SD No. 117
Unlimited Tax GO Refunding Bonds 2012	2.00%	12/01/13	(a)	1,950,000	1,980,576
Unlimited Tax GO Refunding Bonds 2012	5.00%	12/01/17	(a)	2,850,000	3,435,817
Clark Cnty SD No. 122 (Ridgefield)
Unlimited Tax GO Bonds 2012	3.00%	12/01/20	(a)	1,520,000	1,681,393
Energy Northwest
Electric Refunding RB (Project No. 3) Series 1989B	7.13%	07/01/16		4,150,000	5,085,742
Electric Refunding RB (Project No. 3) Series 2009A	5.25%	07/01/18		1,000,000	1,238,340
Washington
GO Bonds Series 1990A	6.75%	02/01/15		640,000	685,984
Washington Health Care Facilities Auth
RB (Providence Health & Services) Series 2012A	5.00%	10/01/20		700,000	868,511
RB (Providence Health & Services) Series 2012A	5.00%	10/01/22		1,800,000	2,241,180
Washougal SD No. 112-6
Unlimited Tax GO Refunding Bonds 2012	5.00%	12/01/15	(a)	830,000	934,854
Unlimited Tax GO Refunding Bonds 2012	5.00%	12/01/18	(a)	2,390,000	2,927,248
Unlimited Tax GO Refunding Bonds 2012	5.00%	12/01/19	(a)	1,280,000	1,601,242
Yakima Cnty SD No. 119 (Selah)
Unlimited Tax GO Bonds 2012	3.00%	12/01/21	(a)	845,000	926,602

					24,678,429

WISCONSIN 1.2%
Kaukauna Area SD
GO Refunding Bonds	3.00%	03/01/13		1,000,000	1,006,200
GO Refunding Bonds	3.00%	03/01/14		495,000	509,701
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2009B1	4.75%	08/15/25	(b)	475,000	504,184
RB (Aurora Health Care) Series 2009B2	5.13%	08/15/27	(b)	1,250,000	1,407,425
RB (Aurora Health Care) Series 2012A	5.00%	07/15/26	(b)	2,000,000	2,331,220
RB (Children’s Hospital of Wisconsin) Series 2008B	4.20%	08/15/18		450,000	504,050
RB (Children’s Hospital of Wisconsin) Series 2008B	5.38%	08/15/24	(b)	805,000	980,160
RB (Gundersen Lutheran) Series 2011A	2.50%	10/15/13		750,000	762,090
Refunding RB (Hospital Sisters Services) Series 2012B	4.00%	08/15/15		1,100,000	1,190,563

					9,195,593

Total Fixed-Rate Obligations
(Cost $665,875,061)					710,103,180

Variable-Rate Obligations 4.7% of net assets

CONNECTICUT 2.2%
Connecticut
GO Bonds Series 2011A	1.08%	05/15/18		5,275,000	5,354,863
GO Bonds Series 2011C	1.26%	05/15/19		5,000,000	5,087,950
GO Bonds Series 2012A	1.41%	04/15/20	(b)(f)	1,000,000	1,020,370
GO Bonds Series 2012D	0.93%	09/15/18	(b)	1,000,000	1,005,850
Connecticut HFA
Housing Mortgage Finance Program Series 2009A2	0.18%	05/15/39	(a)(b)	4,000,000	4,000,000

					16,469,033

DISTRICT OF COLUMBIA 0.5%
District of Columbia
Income Tax Secured Refunding RB Series 2011E	0.91%	12/01/17	(b)	3,240,000	3,256,913

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

GEORGIA 0.3%
Burke Cnty Development Auth
Pollution Control RB (Georgia Power Plant Vogtle) First Series 2009	0.20%	07/01/49	(b)	2,500,000	2,500,000

LOUISIANA 0.4%
St. James Parish
RB (Nucor Steel) Series 2010B1	0.44%	11/01/40	(b)	3,000,000	3,000,000

MASSACHUSETTS 0.3%
Massachusetts
GO Refunding Bonds Series 2010A	0.54%	02/01/13	(b)	1,500,000	1,500,495
GO Refunding Bonds Series 2011A	0.82%	02/01/15	(b)	1,000,000	1,006,580

					2,507,075

NEW YORK 0.8%
New York City
GO Bonds Fiscal 1995 Series B5	0.19%	08/15/22	(a)(b)	4,600,000	4,600,000
GO Bonds Fiscal 1995 Series B7	0.19%	08/15/18	(a)(b)	1,000,000	1,000,000

					5,600,000

PENNSYLVANIA 0.2%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010F	1.21%	05/15/38	(b)(f)	1,500,000	1,501,890

Total Variable-Rate Obligations
(Cost $34,615,074)					34,834,911

End of Investments.

At 11/30/12, the tax basis cost of the fund’s investments was $700,474,401 and the unrealized appreciation and depreciation were $44,503,390 and ($39,700), respectively, with a net unrealized appreciation of $44,463,690.

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,686,068 or 0.4% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $613,650 or 0.1% of net assets.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(g)	Zero Coupon Bond.
(h)	Refunded bond.

COP —	Certificate of participation
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
ISD —	Independent school district
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value

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Portfolio Holdings (Unaudited) continued

of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Fixed-Rate Obligations[1]	$—	$710,103,180	$—	$710,103,180
Variable-Rate Obligations[1]	—	34,834,911	—	34,834,911

Total	$—	$744,938,091	$—	$744,938,091

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2012.

REG406022NOV12

Schwab Investments
Schwab California Tax-Free Bond Fund™

Portfolio Holdings as of November 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

95.1%		Fixed-Rate Obligations	402,977,857	435,503,418
5.9%		Variable-Rate Obligations	26,975,000	27,022,117

101.0%		Total Investments	429,952,857	462,525,535
(1	.0)%	Other Assets and Liabilities, Net		(4,467,406)

100.0%		Net Assets		458,058,129

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

Fixed-Rate Obligations 95.1% of net assets

CALIFORNIA 93.3%
ABAG Finance Auth
RB (Casa de las Campanas) Series 2010	5.13%	09/01/20	(a)(e)	3,500,000	4,145,400
RB (Odd Fellows Home of California) Series 2012A	5.00%	04/01/17	(a)	2,000,000	2,290,960
RB (Sharp HealthCare) Series 2009B	6.00%	08/01/24	(b)(e)	875,000	1,066,459
RB (Sharp HealthCare) Series 2011A	6.00%	08/01/30	(b)(e)	2,000,000	2,511,580
RB (Sharp HealthCare) Series 2012A	5.00%	08/01/28	(b)(e)	535,000	612,709
Alhambra USD
Refunding GO Bonds Series 2012A	5.00%	08/01/21		500,000	617,765
Refunding GO Bonds Series 2012A	5.00%	08/01/22		500,000	620,680
Refunding GO Bonds Series 2012A	5.00%	08/01/24	(b)	675,000	826,733
Anaheim Public Financing Auth
Electric System Distribution Facilities RB Series 2011A	5.00%	10/01/25	(b)(e)	2,000,000	2,432,180
Lease Refunding RB Series 2008	4.50%	08/01/17	(e)	565,000	656,123
Bay Area Toll Auth
Toll Bridge RB Series 2012F1	4.00%	04/01/18		850,000	986,629
Berkeley Joint Powers Financing Auth
Refunding Lease RB Series 2012 (1999 & 2003 Refinancing)	4.00%	10/01/16		750,000	835,357
Beverly Hills Public Finance Auth
Lease RB Series 2010A	4.00%	06/01/16	(e)	100,000	111,428
Bret Harte UHSD
GO BAN 2012	3.00%	03/15/15	(e)	2,500,000	2,614,025
California
Economic Recovery Bonds Series 2004A	5.25%	07/01/13	(g)	165,000	169,762
Economic Recovery Bonds Series 2004A	5.25%	07/01/13		275,000	282,890
GO Bonds	4.00%	09/01/17		1,500,000	1,714,485
GO Bonds	5.00%	09/01/17		2,000,000	2,378,540
GO Bonds	5.63%	05/01/18	(b)	50,000	50,200
GO Bonds	4.00%	09/01/18		1,500,000	1,744,890
GO Bonds	5.00%	09/01/18		3,000,000	3,656,370
GO Bonds	5.50%	04/01/19		1,000,000	1,263,810
GO Bonds	5.00%	11/01/19		3,000,000	3,746,550
GO Bonds	5.00%	09/01/20		2,560,000	3,235,789
GO Bonds	5.00%	11/01/24	(b)	2,000,000	2,469,600
GO Bonds	5.00%	11/01/25	(b)(e)	2,090,000	2,563,469
GO Bonds	5.25%	12/01/28	(b)(g)	525,000	563,577
GO Bonds	6.50%	04/01/33	(b)	1,425,000	1,831,353
GO Bonds	6.00%	11/01/35	(b)	1,440,000	1,826,770
GO Refunding Bonds	5.00%	02/01/14		500,000	526,430
GO Refunding Bonds	5.00%	09/01/16		5,000,000	5,775,950

 1

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Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
GO Refunding Bonds	5.00%	10/01/17		435,000	518,520
GO Refunding Bonds	5.00%	09/01/21		1,455,000	1,852,841
GO Refunding Bonds	5.25%	10/01/22		2,785,000	3,625,986
GO Refunding Bonds	5.25%	10/01/32	(b)(e)	4,350,000	5,215,432
GO Refunding Bonds	5.00%	10/01/41	(b)	1,000,000	1,151,470
RAN 2012-2013 Series A2	2.50%	06/20/13		3,330,000	3,370,593
California Dept of Veterans Affairs
Home Purchase RB Series 2011A	3.00%	12/01/19		500,000	522,805
Home Purchase RB Series 2012A	2.75%	12/01/20		1,625,000	1,673,295
Home Purchase RB Series 2012A	3.00%	12/01/21	(b)	3,105,000	3,249,724
California Dept of Water Resources
Power Supply RB Series 2008H	4.50%	05/01/17		1,550,000	1,807,284
Power Supply RB Series 2010M	4.00%	05/01/19		750,000	891,825
Water System RB (Central Valley) Series AI	5.00%	12/01/16		2,000,000	2,346,340
California Educational Facilities Auth
RB (Pepperdine Univ) Series 2012	5.00%	09/01/27	(b)	600,000	747,720
RB (Pomona College) Series 2011	4.00%	01/01/13	(e)	320,000	320,890
RB (Pomona College) Series 2011	4.00%	01/01/14	(e)	395,000	410,851
RB (Pomona College) Series 2011	4.00%	01/01/15	(e)	280,000	299,034
RB (Pomona College) Series 2011	4.00%	01/01/16	(e)	400,000	440,948
RB (Pomona College) Series 2011	4.00%	01/01/17	(e)	200,000	225,162
RB (Univ of San Francisco) Series 2011	5.00%	10/01/21	(e)	575,000	693,714
RB (Univ of Southern California) Series 2009C	5.25%	10/01/24	(e)	2,000,000	2,721,580
Refunding RB (Univ of San Diego) Series 2011	4.50%	10/01/17	(e)	1,230,000	1,392,434
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/18	(e)	680,000	801,808
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/21	(e)	500,000	608,115
California Health Facilities Financing Auth
RB (Adventist Health/West) Series 2009C	5.00%	03/01/14	(e)	750,000	789,510
RB (Catholic Healthcare West) Series 2009F	5.00%	07/01/27	(b)(e)	1,500,000	1,592,145
RB (Chinese Hospital Assoc) Series 2012	4.00%	06/01/18	(a)	860,000	964,198
RB (Chinese Hospital Assoc) Series 2012	5.00%	06/01/37	(a)(b)	500,000	570,075
RB (City of Hope) Series 2012A	5.00%	11/15/21		700,000	864,745
RB (City of Hope) Series 2012A	5.00%	11/15/22		750,000	928,327
RB (Community Program for Persons with Developmental Disabilities) Series 2011A	5.25%	02/01/20	(a)(e)	1,000,000	1,151,530
RB (Memorial Health Services) Series 2012A	4.00%	10/01/17	(e)	750,000	842,475
RB (Memorial Health Services) Series 2012A	5.00%	10/01/17	(e)	1,000,000	1,169,830
RB (NCROC Paradise Valley Estates) Series 2005	4.25%	12/01/12	(a)(e)	100,000	100,000
RB (NCROC Paradise Valley Estates) Series 2005	4.38%	12/01/13	(a)(e)	170,000	173,800
RB (NCROC Paradise Valley Estates) Series 2005	4.63%	12/01/15	(a)(e)	150,000	166,394
RB (NCROC Paradise Valley Estates) Series 2005	4.75%	12/01/16	(a)(e)	340,000	389,735
RB (NCROC Paradise Valley Estates) Series 2005	4.88%	12/01/17	(a)(e)	200,000	236,446
RB (NCROC Paradise Valley Estates) Series 2005	5.00%	12/01/18	(a)(e)	175,000	213,204
RB (Rady Children’s Hospital) Series 2011	5.50%	08/15/26	(b)(e)	3,935,000	4,636,610
RB (Scripps Health) Series 2008A	5.00%	10/01/16	(e)	3,285,000	3,775,188
RB (St. Joseph Health) Series 2009C	5.00%	07/01/34	(b)(e)	3,000,000	3,212,910
Refunding RB (Marshall Medical Center) Series 2012A	3.00%	11/01/13	(a)	270,000	275,570
Refunding RB (Marshall Medical Center) Series 2012A	4.00%	11/01/16	(a)	1,330,000	1,468,985
California HFA
Limited Obligation M/F Housing RB (Woolf House Apts) Series 2011B	1.05%	01/01/14	(b)(e)	5,950,000	5,968,326
California Infrastructure & Economic Development Bank
RB (California ISO) Series 2009A	5.25%	02/01/21	(b)(e)	1,925,000	2,084,794
RB (Sanford Consortium) Series 2010A	4.00%	05/15/17		315,000	359,075
RB (Sanford Consortium) Series 2010A	4.00%	05/15/18		775,000	901,922
RB (Sanford Consortium) Series 2010A	5.00%	05/15/20		245,000	310,312
RB (USC-Soto St. Health Sciences Building) Series 2010	5.00%	12/01/19		470,000	593,704
RB (USC-Soto St. Health Sciences Building) Series 2010	3.25%	12/01/21	(b)	750,000	848,467
RB (USC-Soto St. Health Sciences Building) Series 2010	5.00%	12/01/23	(b)	720,000	890,122
Refunding RB (Pepperdine Univ) Series 2010	5.00%	11/01/26	(b)	400,000	471,664
Refunding RB (Pepperdine Univ) Series 2010	5.00%	11/01/27	(b)	200,000	234,852
California Municipal Finance Auth
Refunding RB (Univ of San Diego) Series 2012A	5.00%	10/01/31	(b)	1,000,000	1,180,210
California Public Works Board
Lease RB (California State Univ) Series 2009J	6.00%	11/01/29	(b)	400,000	490,840
Lease RB (Dept of Corrections & Rehabilitation) Series 2011C	5.75%	10/01/31	(b)	1,000,000	1,216,050
Lease RB (Dept of Corrections) Series 1993E	5.50%	06/01/15		350,000	371,046

2

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Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Lease RB (Judicial Council of California) Series 2011D	5.00%	12/01/22	(b)	1,000,000	1,218,120
Lease RB (Univ of California) Series 2011G	5.00%	12/01/25	(b)	3,000,000	3,745,470
Lease RB (Univ of California) Series 2011G	5.25%	12/01/26	(b)	1,000,000	1,255,870
Lease RB Series 2009I1	6.63%	11/01/34	(b)	2,735,000	3,486,222
Lease RB Series 2012A	5.00%	04/01/23	(b)	3,000,000	3,606,300
Lease RB Series 2012G	4.00%	11/01/16		1,000,000	1,111,770
Lease RB Series 2012G	4.00%	11/01/17		1,000,000	1,127,900
Lease RB Series 2012G	5.00%	11/01/18		1,990,000	2,384,677
Lease Refunding RB (Dept of Corrections & Rehabilitation) Series 2012C	5.00%	06/01/18		1,500,000	1,780,845
California Statewide Communities Development Auth
Health Facility RB (Monterey Peninsula Community Hospital) Series 2011A	6.00%	06/01/33	(b)	1,000,000	1,207,530
M/F Housing RB (740 S Olive St Apts) Series 2009L	2.10%	07/20/14	(a)	330,000	331,211
RB (Cottage Health) Series 2010	5.00%	11/01/16		225,000	252,848
RB (Cottage Health) Series 2010	5.00%	11/01/17		475,000	543,172
RB (Cottage Health) Series 2010	5.00%	11/01/18		600,000	697,242
RB (Enloe Medical Center) Series 2008A	5.50%	08/15/13	(a)	250,000	256,595
RB (Kaiser Permanente) Series 2009A	5.00%	04/01/14		4,340,000	4,586,338
RB (Kaiser Permanente) Series 2009A	4.63%	04/01/19		100,000	118,118
RB (Proposition 1A Receivables) Series 2009	5.00%	06/15/13		5,095,000	5,222,018
RB (St. Joseph Health) Series 2000	4.50%	07/01/18		4,520,000	4,852,627
RB (Sutter Health) Series 2011A	6.00%	08/15/42	(b)	875,000	1,064,866
Refunding RB Series 2012	5.00%	05/15/20	(d)	605,000	715,261
Refunding RB Series 2012	5.00%	05/15/21	(d)	300,000	355,767
Refunding RB Series 2012	5.00%	05/15/24	(b)(d)	620,000	722,982
Refunding RB Series 2012	5.00%	05/15/42	(b)(d)	1,000,000	1,112,080
Sr Living RB (Southern California Presbyterian Homes) Series 2009	5.25%	11/15/14		435,000	461,309
Carson Redevelopment Agency
Tax Allocation Sub Bonds (Merged & Amended Area) Series 2003D	6.00%	01/01/35	(b)(g)	500,000	530,315
Centralia SD
2012 GO Refunding Bonds	4.00%	08/01/20		205,000	244,055
2012 GO Refunding Bonds	4.00%	08/01/21		350,000	418,576
2012 GO Refunding Bonds	4.00%	08/01/24	(b)	575,000	679,937
Cerritos CCD
GO Bonds Series 2012D	0.00%	08/01/26	(f)	1,000,000	599,680
Chula Vista
Industrial Development Refunding RB Series 2006A	1.65%	07/01/18	(b)	2,000,000	2,034,920
Citrus Heights Water District
Revenue Refunding COP Series 2010	3.00%	10/01/13		200,000	204,348
Revenue Refunding COP Series 2010	4.00%	10/01/20		120,000	134,525
Contra Costa CCD
GO Refunding Bonds 2012	4.00%	08/01/16		1,690,000	1,903,988
GO Refunding Bonds 2012	4.00%	08/01/17		625,000	720,550
GO Refunding Bonds Series 2011	5.00%	08/01/22	(b)	1,000,000	1,271,930
Convention Center Expansion Financing Auth
Lease Refunding RB Series 2012A	4.00%	04/15/17		575,000	633,408
Lease Refunding RB Series 2012A	4.00%	04/15/18		1,000,000	1,115,190
Lease Refunding RB Series 2012A	5.00%	04/15/19		1,000,000	1,179,640
Cupertino Public Facilities Corp
COP (Refinancing) Series 2012	3.00%	07/01/20		2,265,000	2,497,072
COP (Refinancing) Series 2012	3.00%	07/01/21	(b)	1,605,000	1,744,314
Cupertino Union SD
GO Refunding Bonds Series 2011A	5.00%	08/01/23	(b)	240,000	300,638
GO Refunding Bonds Series 2011A	5.00%	08/01/24	(b)	600,000	746,166
GO Refunding Bonds Series 2011A	5.00%	08/01/26	(b)	325,000	396,643
East Bay Municipal Utility District
Water System Refunding RB Series 2013A	5.00%	06/01/20	(d)	2,000,000	2,493,980
Water System Refunding RB Series 2013A	5.00%	06/01/21	(d)	3,000,000	3,792,270
East Bay Regional Park District
GO Refunding Bonds Series 2008	5.00%	09/01/13		135,000	139,689
El Camino CCD
GO Refunding Bonds Series 2012	5.00%	08/01/23	(b)	1,500,000	1,911,435
Emery USD
GO Bonds Series 2011A	6.50%	08/01/31	(b)	2,500,000	3,269,325
Foothill-DeAnza CCD
GO Refunding Bonds Series 2012	5.00%	08/01/22		1,380,000	1,806,848

 3

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Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Forestville Union SD
GO Bonds Series 2011	6.25%	08/01/32	(b)	835,000	1,086,393
Franklin-McKinley SD
GO Bonds Series 2012B	4.00%	08/01/16		325,000	358,183
GO Bonds Series 2012B	4.00%	08/01/17		150,000	168,453
GO Bonds Series 2012B	4.00%	08/01/18		500,000	566,080
Glendale Redevelopment Agency
Tax Allocation Bonds Series 2002	5.25%	12/01/19	(b)	3,275,000	3,368,599
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/33	(b)(g)	4,545,000	4,678,168
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24		1,675,000	2,205,003
Grossmont UHSD
GO Refunding Bonds Series 2012	4.00%	08/01/20		2,500,000	2,998,375
Guerneville Elementary SD
GO Bonds Series 2012A	6.13%	08/01/42	(b)	1,105,000	1,371,592
Healdsburg Redevelopment Agency
Tax Allocation Bonds (Sotoyome) Series 2010	5.00%	08/01/25	(b)	575,000	674,578
Tax Allocation Bonds (Sotoyome) Series 2010	5.25%	08/01/30	(b)	1,000,000	1,166,980
Huntington Beach Public Finance Auth
Lease Refunding RB Series 2011A	2.50%	09/01/13		750,000	762,502
Imperial Irrigation District
Electric System Refunding RB Series 2011C	5.00%	11/01/14		200,000	217,046
Electric System Refunding RB Series 2011C	5.00%	11/01/15		365,000	409,501
Electric System Refunding RB Series 2011C	5.00%	11/01/17		600,000	712,392
Electric System Refunding RB Series 2011C	5.00%	11/01/18		425,000	516,804
Electric System Refunding RB Series 2011D	5.00%	11/01/19		720,000	883,656
Electric System Refunding RB Series 2011D	5.00%	11/01/20		750,000	931,725
Electric System Refunding RB Series 2011D	5.00%	11/01/21		1,235,000	1,543,836
Kern Cnty
Refunding COP 2011 Series A	5.00%	11/01/17		1,460,000	1,698,535
Refunding COP 2011 Series A	5.00%	11/01/18		1,235,000	1,471,465
Lodi Public Financing Auth
Wastewater Refunding RB Series 2012A	4.00%	10/01/16		300,000	331,167
Wastewater Refunding RB Series 2012A	4.00%	10/01/17		325,000	363,620
Wastewater Refunding RB Series 2012A	4.00%	10/01/18		500,000	564,965
Wastewater Refunding RB Series 2012A	4.00%	10/01/19		750,000	852,375
Wastewater Refunding RB Series 2012A	4.00%	10/01/20		450,000	512,415
Wastewater Refunding RB Series 2012A	4.00%	10/01/21		725,000	820,410
Long Beach CCD
GO Bonds Series 2012B	5.00%	08/01/24	(b)(d)	770,000	968,814
GO Bonds Series 2012B	3.25%	08/01/42	(b)(d)	500,000	481,510
Los Angeles
Airport Sr RB Series 2010A	4.00%	05/15/20		225,000	266,393
Judgment Obligation Bonds Series 2010A	5.00%	06/01/20		5,690,000	7,077,506
Wastewater System Sub Refunding RB Series 2012A	4.00%	06/01/16		575,000	641,131
Wastewater System Sub Refunding RB Series 2012A	5.00%	06/01/17		2,500,000	2,965,700
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/18		250,000	291,853
Wastewater System Sub Refunding RB Series 2012B	5.00%	06/01/19		250,000	312,678
Wastewater System Sub Refunding RB Series 2012B	5.00%	06/01/20		500,000	635,695
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/22		490,000	590,754
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/24	(b)	1,075,000	1,259,975
Wastewater System Sub Refunding RB Series 2012C	5.00%	06/01/21		225,000	289,204
Los Angeles CCD
GO Bonds Series 2009A	6.00%	08/01/33	(b)	1,545,000	1,952,463
Los Angeles Cnty
Refunding COP 2012	5.00%	09/01/22		2,250,000	2,724,817
Los Angeles Dept of Airports
Airport Sub RB (Los Angeles Int’l Airport) Series 2010B	5.00%	05/15/21	(b)	430,000	522,123
Los Angeles Dept of Water & Power
Power System RB Series 2009B	5.25%	07/01/23	(b)	1,700,000	2,099,942
Power System RB Series 2011A	4.00%	07/01/16		515,000	576,208
Power System RB Series 2011A	5.00%	07/01/18		3,350,000	4,100,936
Power System RB Series 2012C	4.00%	01/01/16	(b)	1,925,000	2,112,418
Power System RB Series 2012C	5.00%	01/01/16	(b)	770,000	866,512
Water System RB Series 2011A	5.00%	07/01/19		125,000	156,456

4

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Los Angeles Harbor Dept
Refunding RB Series 2011B	5.00%	08/01/24	(b)	1,000,000	1,246,320
Los Angeles Municipal Improvement Corp
Lease RB (Capital Equipment) Series 2007A	5.00%	08/01/14		175,000	186,853
Lease RB (Capital Equipment) Series 2010A	4.00%	11/01/16		170,000	185,858
Lease RB (Capital Equipment) Series 2012A	4.00%	03/01/16		1,200,000	1,299,636
Lease RB (Capital Equipment) Series 2012A	5.00%	03/01/16		2,500,000	2,786,500
Lease RB (Real Property) Series 2012B	4.00%	03/01/24	(b)	560,000	611,016
Los Angeles USD
Refunding COP (Headquarters Building) Series 2012A	5.00%	10/01/20		2,375,000	2,824,112
Refunding COP (Headquarters Building) Series 2012A	5.00%	10/01/21		2,000,000	2,397,100
Refunding COP (Headquarters Building) Series 2012A	5.00%	10/01/22		3,000,000	3,588,840
Refunding COP (Headquarters Building) Series 2012B	4.00%	10/01/17		285,000	315,358
Los Gatos
COP (Library) 2010	5.00%	08/01/21	(b)	500,000	598,100
M-S-R Public Power Agency
Sub Lien RB Series 2008L	5.00%	07/01/16		830,000	940,581
Sub Lien RB Series 2008L	5.00%	07/01/17		855,000	994,981
Malibu
COP (City Hall) Series 2009A	4.00%	07/01/14		70,000	73,968
COP (City Hall) Series 2009A	4.00%	07/01/17		100,000	110,215
COP (City Hall) Series 2009A	4.00%	07/01/18		75,000	83,500
COP (City Hall) Series 2009A	5.00%	07/01/20	(b)	75,000	88,235
COP (City Hall) Series 2009A	5.00%	07/01/21	(b)	110,000	128,018
COP (City Hall) Series 2009A	5.00%	07/01/22	(b)	100,000	115,983
Midpeninsula Regional Open Space District
RB Series 2011	6.00%	09/01/41	(b)	3,000,000	3,628,140
Modesto Irrigation District
Electric System Refunding RB Series 2011A	5.00%	07/01/14		500,000	534,455
Electric System Refunding RB Series 2011A	5.00%	07/01/15		945,000	1,045,586
Electric System Refunding RB Series 2012A	5.00%	07/01/16		200,000	228,004
Electric System Refunding RB Series 2012A	5.00%	07/01/17		100,000	117,002
Electric System Refunding RB Series 2012A	5.00%	07/01/18		250,000	299,118
Electric System Refunding RB Series 2012A	5.00%	07/01/19		200,000	243,234
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/19		420,000	476,557
RB Series 2011A	5.00%	08/01/20		200,000	227,464
RB Series 2011A	5.00%	08/01/21		550,000	624,310
RB Series 2011A	5.75%	08/01/40	(b)	700,000	795,417
Mt. Diablo Hospital District
Hospital RB Series 1993A	5.00%	12/01/13	(g)	935,000	953,466
Newport Beach
RB (Hoag Memorial Hospital Presbyterian) Series 2009D	5.00%	12/01/38	(b)	2,500,000	2,520,425
Newport-Mesa USD
GO Refunding Bonds Series 2012	5.00%	08/01/26	(b)	900,000	1,127,007
GO Refunding Bonds Series 2012	5.00%	08/01/27	(b)	1,220,000	1,525,293
North City West School Facilities Financing Auth CFD No. 1
Sub Special Tax RB Series 2012A	4.00%	09/01/18		730,000	813,381
Sub Special Tax RB Series 2012A	4.00%	09/01/19		755,000	845,185
Northern California Transmission Agency
RB (California-Oregon Transmission) Series 1990A	7.00%	05/01/13		355,000	364,766
Novato Redevelopment Agency
Tax Allocation Bonds (Hamilton Field Redevelopment) Series 2011	6.75%	09/01/40	(b)	1,000,000	1,157,870
Oakland
GO Refunding Bonds Series 2012	5.00%	01/15/24	(b)	710,000	848,194
Oakland State Building Auth
Lease Refunding RB (Elihu M. Harris State Office Building) Series 2005A	4.50%	04/01/13		750,000	758,535
Palo Alto
Limited Obligation Refunding Bonds (Univ Ave Area Off-St Parking Assessment District) Series 2012	5.00%	09/02/27	(b)	570,000	646,021
Limited Obligation Refunding Bonds (Univ Ave Area Off-St Parking Assessment District) Series 2012	5.00%	09/02/30	(b)	440,000	489,069
Palomar Health
COP 2009	5.50%	11/01/19		3,000,000	3,440,400
Pasadena Area CCD
GO Bonds Series 2009D	5.00%	08/01/21	(b)	130,000	155,981

 5

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Pasadena Public Financing Auth
Lease RB (Rose Bowl Renovation) Series 2010A	5.00%	03/01/25	(b)	200,000	242,652
Placentia-Yorba Linda USD
GO Refunding Bonds 2012	4.00%	08/01/16		950,000	1,064,408
GO Refunding Bonds 2012	5.00%	08/01/19		500,000	625,535
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23	(g)	900,000	1,181,421
Riverside Cnty Palm Desert Financing Auth
Lease RB (Cnty Facilities) Series 2008A	5.50%	05/01/18		1,790,000	2,116,496
Roseville
Special Tax Refunding RB Series 2010	3.00%	09/01/14		2,200,000	2,260,236
Roseville City SD
GO Refunding Bonds Series 2011	4.00%	08/01/14		500,000	530,440
GO Refunding Bonds Series 2011	5.00%	08/01/25	(b)	780,000	961,623
GO Refunding Bonds Series 2011	5.00%	08/01/28	(b)	1,000,000	1,212,530
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31	(b)	1,000,000	1,188,320
San Bernardino CCD
GO Bonds Series A	6.25%	08/01/23	(b)	1,275,000	1,591,978
San Diego CCD
GO Bonds Series 2011	5.00%	08/01/36	(b)	2,000,000	2,390,360
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	5.00%	09/01/19		1,010,000	1,207,849
Lease Refunding RB Series 2010A	4.25%	03/01/20		950,000	1,085,109
Lease Refunding RB Series 2010A	5.00%	09/01/20		795,000	951,957
San Diego Regional Building Auth
Lease RB Series 2009A	3.00%	02/01/13		25,000	25,092
Lease RB Series 2009A	4.00%	02/01/16		415,000	450,873
Lease RB Series 2009A	4.00%	02/01/17		890,000	985,746
San Diego USD
GO Refunding Bonds Series 2005C2	5.50%	07/01/21		2,570,000	3,329,281
San Francisco
COP Series 2009A	5.00%	04/01/15		550,000	601,166
COP Series 2009A	5.00%	04/01/17		950,000	1,100,290
COP Series 2009A	5.00%	04/01/21	(b)	4,225,000	5,001,682
Refunding COP (Moscone Center South) Series 2011A	5.00%	09/01/24	(b)	2,340,000	2,827,211
San Francisco Airport Commission
Second Series RB Series 2009E	5.25%	05/01/24	(b)	300,000	366,408
Second Series Refunding RB Series 2009D	4.00%	05/01/24	(b)(d)	1,625,000	1,874,437
Second Series Refunding RB Series 2011B	5.50%	05/01/21		750,000	968,940
Second Series Refunding RB Series 2012A	5.00%	05/01/26	(b)	450,000	544,181
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B	5.00%	08/01/35	(b)	2,565,000	2,939,798
Sales Tax RB Series 2012B	5.00%	07/01/31	(b)	3,505,000	4,327,448
San Francisco CCD
GO Bonds Series 2004B	4.38%	06/15/23	(b)	2,700,000	2,761,371
San Francisco Public Utilities Commission
Water RB Series 2010F	4.00%	11/01/19		2,535,000	2,980,146
Water RB Series 2011A	5.00%	11/01/20		2,360,000	3,024,175
San Francisco Redevelopment Financing Auth
Tax Allocation RB Series 2011B	6.63%	08/01/41	(b)	1,190,000	1,435,937
Tax Allocation Refunding RB Series 2007B	5.00%	08/01/15		1,000,000	1,085,850
San Jose
Airport RB Series 2011A2	5.00%	03/01/19		610,000	722,319
Airport RB Series 2011A2	5.00%	03/01/21		1,110,000	1,329,125
San Lorenzo Valley USD
GO Bonds Series 2008A	0.00%	08/01/28	(f)	500,000	268,550
GO Bonds Series 2008A	0.00%	08/01/30	(f)	250,000	121,475
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%	07/15/17		425,000	472,562
Lease Refunding RB (Youth Services Campus) Series 2008A	5.00%	07/15/20	(b)	350,000	408,699
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	2.00%	09/01/13		1,635,000	1,656,353
GO Refunding Bonds Series 2012	4.00%	09/01/17		1,840,000	2,120,674
GO Refunding Bonds Series 2012	4.00%	09/01/19		1,960,000	2,307,273

6

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Santa Clara Cnty Financing Auth
Lease RB (VMC Refunding) Series 2008A	5.00%	11/15/22	(b)	1,600,000	1,858,016
RB (El Camino Hospital) Series 2007A	5.00%	02/01/17		230,000	259,139
RB (El Camino Hospital) Series 2007B	5.00%	02/01/16	(e)	50,000	55,129
RB (El Camino Hospital) Series 2007B	5.00%	02/01/17		115,000	129,569
RB (El Camino Hospital) Series 2007C	5.00%	02/01/17		300,000	338,007
Santa Cruz Cnty Redevelopment Agency
Tax Allocation Bonds Series 2009A	7.00%	09/01/36	(b)	900,000	1,075,644
Santa Cruz HSD
GO Refunding Bonds Series 2005	5.00%	08/01/29	(b)	5,680,000	5,849,662
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/28	(b)	1,195,000	1,441,505
Lease RB Series 2011A	5.00%	06/01/30	(b)	2,420,000	2,890,375
Santa Monica Redevelopment Agency
Tax Allocation Bonds (Earthquake Recovery) Series 2011	5.88%	07/01/36	(b)	1,125,000	1,375,470
Santa Monica-Malibu USD
GO Bonds Series B	5.00%	08/01/17		115,000	135,241
GO Bonds Series B	5.00%	08/01/18		100,000	120,777
GO Bonds Series B	5.00%	08/01/19		75,000	92,475
Sonoma-Marina Area Rail Transit District
Sales Tax RB Series 2011A	5.00%	03/01/18		500,000	597,030
Sales Tax RB Series 2011A	5.00%	03/01/20		500,000	617,680
Sales Tax RB Series 2011A	5.00%	03/01/29	(b)	500,000	605,285
South Orange Cnty Public Financing Auth
Facility Lease Refunding RB (Juvenile Justice Center) Series 2012	2.00%	06/01/14		600,000	610,722
Facility Lease Refunding RB (Juvenile Justice Center) Series 2012	4.00%	06/01/16		1,500,000	1,643,085
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21		5,195,000	6,527,673
Water Refunding RB Series 2012F	5.00%	07/01/27	(b)	2,000,000	2,560,420
Tamalpais UHSD
GO Refunding Bonds Series 2011	5.00%	08/01/27	(b)	1,000,000	1,256,310
Tuolumne Wind Project Auth
RB Series 2009A	5.00%	01/01/22	(b)	475,000	550,497
Tustin USD
GO Bonds 2008 Election Series B	6.00%	08/01/36	(b)	950,000	1,230,468
Univ of California
General RB Series 2009Q	5.25%	05/15/26	(b)	3,980,000	4,736,240
General RB Series 2011AB	3.00%	05/15/18		845,000	941,457
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19		1,165,000	1,355,757
COP (San Antonio Community Hospital) Series 2011	6.50%	01/01/41	(b)	1,500,000	1,825,800
Washington Township Health Care District
RB Series 2009A	4.50%	07/01/13		250,000	254,733
RB Series 2009A	5.00%	07/01/14		300,000	316,638
RB Series 2009A	5.00%	07/01/15		300,000	325,284
RB Series 2009A	5.00%	07/01/16	(e)	75,000	83,156
RB Series 2009A	5.13%	07/01/17		200,000	225,496
RB Series 2009A	5.25%	07/01/18		250,000	288,078
RB Series 2009A	5.50%	07/01/19		300,000	352,440
RB Series 2009A	6.00%	07/01/29	(b)	1,000,000	1,165,390
West Basin Municipal Water District
Refunding RB Series 2012A	5.00%	08/01/28	(b)	2,330,000	2,853,108
West Kern Water District
Revenue COP Series 2011	4.00%	06/01/18		70,000	77,474
Revenue COP Series 2011	4.00%	06/01/19		500,000	557,990
Revenue COP Series 2011	5.00%	06/01/20		500,000	593,520
Revenue COP Series 2011	5.00%	06/01/28	(b)	900,000	1,037,655
Westlands Water District
Refunding RB Series 2012A	2.00%	09/01/13		250,000	252,763
Refunding RB Series 2012A	3.00%	09/01/14		575,000	597,914
Refunding RB Series 2012A	4.00%	09/01/17		250,000	281,780
Refunding RB Series 2012A	4.00%	09/01/18		250,000	285,423
Refunding RB Series 2012A	4.00%	09/01/19		270,000	310,489
Whittier
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/15		700,000	761,250
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/16		2,100,000	2,333,772

 7

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/17		2,050,000	2,325,028
Woodland Finance Auth
Water RB Series 2011	3.85%	03/01/18		145,000	157,673
Water RB Series 2011	4.15%	03/01/19		180,000	201,132
Water RB Series 2011	4.45%	03/01/20		100,000	113,972
Water RB Series 2011	4.65%	03/01/21		115,000	133,210

					427,227,212

PUERTO RICO 1.8%
Puerto Rico
GO Public Improvement Refunding Bonds Series 2012A	5.25%	07/01/23	(b)	1,500,000	1,619,355
Puerto Rico Electric Power Auth
Power RB Series NN	5.00%	07/01/32	(b)(g)	925,000	950,326
Power RB Series ZZ	5.25%	07/01/18		3,000,000	3,375,060
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Fincg Auth
Higher Education & Refunding RB (Inter American Univ of Puerto Rico) Series 2012	5.00%	10/01/16		500,000	552,585
Higher Education & Refunding RB (Inter American Univ of Puerto Rico) Series 2012	5.00%	10/01/17		500,000	556,680
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Sr Series 2011C	5.00%	08/01/22	(b)	1,000,000	1,222,200

					8,276,206

Total Fixed-Rate Obligations
(Cost $402,977,857)					435,503,418

Variable-Rate Obligations 5.9% of net assets

CALIFORNIA 4.8%
California
Economic Recovery Bonds Series 2004C3	0.16%	07/01/23	(a)(b)	1,000,000	1,000,000
Economic Recovery Bonds Series 2004C4	0.14%	07/01/23	(a)(b)	3,485,000	3,485,000
GO Bonds Series 2004A5	0.18%	05/01/34	(a)(b)	1,000,000	1,000,000
GO Bonds Series 2004B3	0.16%	05/01/34	(a)(b)	2,000,000	2,000,000
GO Refunding Bonds 2012B	1.06%	05/01/18	(b)	1,000,000	1,005,160
GO Refunding Bonds 2012B	1.31%	05/01/20	(b)	1,000,000	1,007,000
California Educational Facilities Auth
Refunding RB (Loyola Marymount Univ) Series 2010B	0.96%	10/01/15	(b)(e)	4,190,000	4,211,537
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2012B	1.11%	04/01/52	(b)	2,000,000	2,011,160
Irvine Ranch Water District
Consolidated Bonds Series 2009B	0.17%	10/01/41	(a)(b)	800,000	800,000
Los Angeles Dept of Water & Power
Power System RB Series 2001B3	0.17%	07/01/34	(a)(b)	1,200,000	1,200,000
Southern California Metropolitan Water District
Water RB Series 2000B3	0.14%	07/01/35	(a)(b)	1,300,000	1,300,000
Water Refunding RB Series 2012B1	0.51%	07/01/27	(b)	2,000,000	2,002,260
Univ of California
Medical Center Pooled RB Series 2007B1	0.16%	05/15/32	(a)(b)	1,000,000	1,000,000

					22,022,117

PUERTO RICO 1.1%
Puerto Rico Sales Tax Financing Corp
First Sub Sales Tax RB Series 2010A	0.41%	02/01/34	(a)(b)(c)	5,000,000	5,000,000

Total Variable-Rate Obligations
(Cost $26,975,000)					27,022,117

End of Investments.

8

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

At 11/30/12, the tax basis cost of the fund’s investments was $429,940,605 and the unrealized appreciation and depreciation were $32,598,417 and ($13,487), respectively, with a net unrealized appreciation of $32,584,930.

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,000,000 or 1.1% of net assets.
(d)	Delayed-delivery security.
(e)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(f)	Zero Coupon Bond.
(g)	Refunded bond.

BAN —	Bond anticipation note
CCD —	Community college district
CFD —	Community facilities district
COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
HSD —	High school district
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If

 9

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Fixed-Rate Obligations[1]	$—	$435,503,418	$—	$435,503,418
Variable-Rate Obligations[1]	—	27,022,117	—	27,022,117

Total	$—	$462,525,535	$—	$462,525,535

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2012.

REG406024NOV12

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Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Investments

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	1/24/2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	1/24/2013

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	1/24/2013